John Hancock
International Small Company Fund
Quarterly portfolio holdings 5/31/2020

Fund’s investments
As of 5-31-20 (unaudited)
	Shares	Value
Common stocks 98.4%		$725,659,422
(Cost $768,168,853)
Australia 6.3%		46,653,519
3P Learning, Ltd. (A)	21,580	10,513
A2B Australia, Ltd.	32,294	16,473
Accent Group, Ltd.	152,916	138,383
Adairs, Ltd.	62,064	77,418
Adbri, Ltd. (B)	165,602	300,507
Aeon Metals, Ltd. (A)	46,964	2,613
Ainsworth Game Technology, Ltd. (A)	47,462	14,418
Alkane Resources, Ltd. (A)	70,849	43,347
Alliance Aviation Services, Ltd.	39,423	69,762
ALS, Ltd.	68,679	327,022
Altium, Ltd.	1,815	45,117
AMA Group, Ltd.	219,236	93,473
Amaysim Australia, Ltd. (A)	59,212	13,351
Ansell, Ltd.	34,470	808,941
AP Eagers, Ltd.	53,937	231,976
Appen, Ltd.	2,641	54,388
ARB Corp., Ltd.	31,149	354,445
Ardent Leisure Group, Ltd. (A)	246,137	74,102
Asaleo Care, Ltd.	161,404	109,963
AUB Group, Ltd.	32,860	299,558
Aurelia Metals, Ltd.	370,198	79,640
Austal, Ltd.	131,483	293,495
Austin Engineering, Ltd.	63,990	6,004
Australian Agricultural Company, Ltd. (A)	176,180	127,050
Australian Finance Group, Ltd.	44,900	47,425
Australian Pharmaceutical Industries, Ltd.	171,294	128,528
Australian Vintage, Ltd.	84,634	24,246
Auswide Bank, Ltd.	4,752	14,569
AVJennings, Ltd.	46,118	12,924
AVZ Minerals, Ltd. (A)(B)	229,173	9,838
Baby Bunting Group, Ltd.	24,483	53,328
Bank of Queensland, Ltd. (B)	193,272	684,049
Bapcor, Ltd.	133,829	518,768
Base Resources, Ltd. (A)	88,900	10,081
Beach Energy, Ltd.	279,887	302,395
Bega Cheese, Ltd.	83,733	298,191
Bell Financial Group, Ltd.	16,891	12,819
Bingo Industries, Ltd.	211,204	332,388
Blackmores, Ltd. (B)	3,336	182,192
Blackmores, Ltd., Entitlement Offer (A)	249	13,599
Blue Sky Alternative Investments, Ltd. (A)(C)	12,467	1,307
Boral, Ltd.	120,119	250,008
Bravura Solutions, Ltd.	110,298	358,376
Breville Group, Ltd.	36,599	544,378
Brickworks, Ltd.	30,318	312,818
BWX, Ltd.	43,716	111,907
Capitol Health, Ltd.	292,400	42,177
Capral, Ltd.	185,374	12,361
Cardno, Ltd. (A)	82,690	16,460
Carnarvon Petroleum, Ltd. (A)(B)	148,061	21,801
carsales.com, Ltd.	80,566	869,100
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Cash Converters International, Ltd. (A)	122,755	$17,266
Castile Resources, Ltd. (A)	38,038	3,048
Catapult Group International, Ltd. (A)	14,492	13,840
Cedar Woods Properties, Ltd.	30,983	115,453
Challenger, Ltd.	30,944	103,685
Champion Iron, Ltd. (A)	60,162	112,603
City Chic Collective, Ltd. (B)	45,494	89,608
Civmec, Ltd.	40,300	10,419
Class, Ltd.	16,518	15,503
Clean Seas Seafood, Ltd. (A)	16,659	7,603
Clean TeQ Holdings, Ltd. (A)	52,229	6,826
Cleanaway Waste Management, Ltd.	419,191	545,498
ClearView Wealth, Ltd. (A)	34,533	6,127
Clinuvel Pharmaceuticals, Ltd. (B)	13,676	221,065
Clover Corp., Ltd.	51,463	82,149
CML Group, Ltd.	30,000	5,617
Codan, Ltd.	50,990	240,283
Collection House, Ltd. (C)	61,068	44,165
Collins Foods, Ltd.	50,133	268,082
Cooper Energy, Ltd. (A)	789,650	219,035
Corporate Travel Management, Ltd. (B)	33,243	267,043
Costa Group Holdings, Ltd.	163,641	351,408
Credit Corp. Group, Ltd.	29,895	343,461
CSR, Ltd.	212,881	580,347
CuDeco, Ltd. (A)(C)	21,846	2,823
Data#3, Ltd.	57,191	204,208
Decmil Group, Ltd. (C)	73,791	10,295
Dicker Data, Ltd.	6,951	36,349
Domain Holdings Australia, Ltd. (B)	101,226	207,440
Domino's Pizza Enterprises, Ltd.	1,364	56,845
Dongfang Modern Agriculture Holding Group, Ltd. (A)(C)	26,600	14,716
Downer EDI, Ltd.	88,069	265,568
DWS, Ltd.	21,883	11,614
Eclipx Group, Ltd. (A)	121,486	98,535
Elanor Investor Group	27,964	23,507
Elders, Ltd.	64,462	427,535
Electro Optic Systems Holdings, Ltd. (A)	27,493	104,667
Ellex Medical Lasers, Ltd. (A)	38,902	12,863
Emeco Holdings, Ltd. (A)	105,418	77,440
Emerald Resources NL (A)	19,778	6,020
EML Payments, Ltd. (A)	107,172	261,571
Energy World Corp., Ltd. (A)	226,411	10,068
Enero Group, Ltd.	10,415	8,861
EQT Holdings, Ltd.	5,948	97,365
Estia Health, Ltd.	90,635	92,513
Euroz, Ltd.	51,500	31,753
EVENT Hospitality and Entertainment, Ltd.	33,983	206,451
FAR, Ltd. (A)	1,355,490	14,510
Finbar Group, Ltd.	71,892	33,788
Fleetwood Corp., Ltd. (A)	32,879	37,749
FlexiGroup, Ltd.	133,394	101,514
Flight Centre Travel Group, Ltd.	16,464	144,333
Freedom Foods Group, Ltd.	26,992	67,082
G8 Education, Ltd.	329,754	228,722
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
Galaxy Resources, Ltd. (A)(B)	116,511	$60,452
Gascoyne Resources, Ltd. (A)(C)	38,731	1,007
Genworth Mortgage Insurance Australia, Ltd.	113,830	159,380
Gold Road Resources, Ltd. (A)	107,334	127,907
GrainCorp, Ltd., Class A (A)	78,923	231,911
Grange Resources, Ltd.	312,240	51,033
Greenland Minerals, Ltd. (A)	176,827	16,460
GUD Holdings, Ltd.	37,892	263,705
GWA Group, Ltd.	96,436	191,851
Hansen Technologies, Ltd.	82,044	176,583
Healius, Ltd.	201,676	326,627
Helloworld Travel, Ltd.	18,369	32,351
Highfield Resources, Ltd. (A)	40,292	14,455
Horizon Oil, Ltd. (A)	443,056	20,446
HT&E, Ltd.	111,610	88,447
HUB24, Ltd. (B)	17,864	127,500
Huon Aquaculture Group, Ltd.	8,993	20,113
IGO, Ltd.	175,402	587,629
Iluka Resources, Ltd.	100,320	553,286
Imdex, Ltd.	170,178	132,084
Infigen Energy (B)	404,666	162,352
Infomedia, Ltd.	133,827	147,082
Inghams Group, Ltd.	113,255	258,177
Intega Group, Ltd. (A)	82,690	17,738
Integral Diagnostics, Ltd.	42,727	105,629
Integrated Research, Ltd.	23,574	53,472
International Ferro Metals, Ltd. (A)(C)	9,556	0
InvoCare, Ltd. (B)	53,952	409,851
IOOF Holdings, Ltd. (B)	138,916	448,992
IPH, Ltd.	75,044	379,266
IRESS, Ltd.	61,852	463,775
iSelect, Ltd. (A)	77,196	13,952
IVE Group, Ltd.	65,357	50,936
Japara Healthcare, Ltd.	86,081	31,894
JB Hi-Fi, Ltd. (B)	26,683	661,746
Johns Lyng Group, Ltd.	12,975	21,036
Jumbo Interactive, Ltd. (B)	11,374	89,785
Jupiter Mines, Ltd.	601,932	112,636
Karoon Energy, Ltd. (A)(B)	207,617	79,189
Kingsgate Consolidated, Ltd. (A)	71,822	20,309
Kogan.com, Ltd.	14,203	106,671
Lifestyle Communities, Ltd. (B)	24,004	149,760
Link Administration Holdings, Ltd.	168,354	454,402
Lovisa Holdings, Ltd.	17,541	91,785
Lycopodium, Ltd.	4,375	14,198
MACA, Ltd.	115,026	67,838
Macmahon Holdings, Ltd.	604,299	103,350
Macquarie Telecom Group, Ltd. (A)	841	18,422
Mayne Pharma Group, Ltd. (A)(B)	612,338	173,101
McMillan Shakespeare, Ltd.	30,415	175,697
McPherson's, Ltd.	20,700	37,791
Medusa Mining, Ltd. (A)	57,795	26,974
Mesoblast, Ltd. (A)(B)	83,871	216,151
Metals X, Ltd. (A)	183,307	11,512
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Metcash, Ltd.	416,058	$748,931
Metro Mining, Ltd. (A)	78,405	5,251
Michael Hill International, Ltd.	8,882	1,953
Michael Hill International, Ltd. (New Zealand Exchange)	43,259	9,537
Millennium Minerals, Ltd. (A)(C)	86,302	293
Mineral Resources, Ltd.	59,718	750,409
MMA Offshore, Ltd. (A)	237,016	11,554
MNF Group, Ltd.	8,989	31,431
Moelis Australia, Ltd.	8,129	20,057
Monadelphous Group, Ltd.	38,258	301,332
Monash IVF Group, Ltd.	129,690	49,098
Money3 Corp., Ltd.	41,772	47,162
Mortgage Choice, Ltd.	31,859	16,701
Mount Gibson Iron, Ltd.	261,442	118,517
Myer Holdings, Ltd. (A)(B)	373,667	68,632
MyState, Ltd.	30,651	81,597
Navigator Global Investments, Ltd.	53,894	46,958
Netwealth Group, Ltd.	28,403	157,553
New Energy Solar, Ltd.	56,088	40,460
New Hope Corp., Ltd.	175,915	159,084
NEXTDC, Ltd. (A)	141,190	869,667
Nib holdings, Ltd.	175,110	549,484
Nick Scali, Ltd.	24,884	93,122
Nine Entertainment Company Holdings, Ltd.	590,678	583,224
NRW Holdings, Ltd.	182,976	237,479
Nufarm, Ltd. (A)	118,255	426,115
Objective Corp., Ltd.	2,756	13,250
OceanaGold Corp. (A)	302,082	614,322
OFX Group, Ltd.	100,657	89,103
Omni Bridgeway, Ltd.	121,402	398,271
Onevue Holdings, Ltd. (A)	26,955	4,246
oOh!media, Ltd.	262,451	189,564
Orora, Ltd.	437,532	773,190
OZ Minerals, Ltd.	144,120	909,326
Pacific Current Group, Ltd.	18,085	61,566
Pacific Smiles Group, Ltd.	11,867	10,786
Pact Group Holdings, Ltd. (A)(B)	76,599	117,408
Paladin Energy, Ltd. (A)	444,857	34,162
Panoramic Resources, Ltd. (A)	177,491	10,829
Panoramic Resources, Ltd., Entitlement Offer (A)	299,474	18,272
Pantoro, Ltd. (A)	140,826	19,671
Paragon Care, Ltd. (A)	76,290	8,347
Peet, Ltd.	145,479	87,334
Pendal Group, Ltd.	116,948	495,133
People Infrastructure, Ltd.	5,951	8,312
Perenti Global, Ltd.	333,588	266,405
Perpetual, Ltd.	18,810	393,083
Perseus Mining, Ltd. (A)	469,500	397,993
Pilbara Minerals, Ltd. (A)(B)	134,374	23,423
Pioneer Credit, Ltd. (A)	11,509	2,262
Platinum Asset Management, Ltd.	92,139	245,650
Praemium, Ltd. (A)	68,020	17,756
Premier Investments, Ltd.	38,018	420,828
Prime Media Group, Ltd. (A)	115,482	7,707
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Pro Medicus, Ltd.	14,966	$288,146
PSC Insurance Group, Ltd. (B)	9,460	16,661
PWR Holdings, Ltd.	18,240	53,184
Ramelius Resources, Ltd.	265,306	306,583
Reckon, Ltd.	25,906	10,898
Red 5, Ltd. (A)(B)	448,179	78,997
Redcape Hotel Group	41,671	22,130
Regis Healthcare, Ltd.	64,599	62,737
Regis Resources, Ltd.	194,363	691,264
Resolute Mining, Ltd. (A)(B)	430,186	322,364
Rhipe, Ltd.	41,656	51,873
Ridley Corp., Ltd.	94,684	46,662
RPMGlobal Holdings, Ltd. (A)	25,725	16,936
RXP Services, Ltd.	37,930	7,148
Salmat, Ltd.	15,825	7,133
Sandfire Resources, Ltd.	76,326	223,476
Saracen Mineral Holdings, Ltd. (A)	425,264	1,425,944
SeaLink Travel Group, Ltd.	40,848	115,297
Select Harvests, Ltd.	41,734	172,615
Senex Energy, Ltd. (A)(B)	645,507	99,762
Servcorp, Ltd.	13,949	22,142
Service Stream, Ltd.	145,109	196,546
Seven West Media, Ltd. (A)	295,377	16,949
SG Fleet Group, Ltd.	34,699	40,140
Shine Justice, Ltd.	13,336	7,569
Sigma Healthcare, Ltd.	413,072	159,713
Silver Lake Resources, Ltd. (A)	339,550	488,553
SmartGroup Corp., Ltd.	40,201	180,446
SolGold PLC (A)	136,985	43,887
Southern Cross Electrical Engineering, Ltd.	17,582	5,229
Southern Cross Media Group, Ltd.	842,545	131,766
Spark Infrastructure Group	586,036	825,319
SpeedCast International, Ltd. (A)(B)(C)	103,025	54,250
SRG Global, Ltd.	83,829	10,978
St. Barbara, Ltd.	293,742	601,984
Stanmore Coal, Ltd.	10,635	6,195
Steadfast Group, Ltd.	334,580	747,797
Strike Energy, Ltd. (A)	54,422	7,117
Sunland Group, Ltd.	30,172	24,647
Super Retail Group, Ltd.	66,484	371,596
Superloop, Ltd. (A)	80,772	58,137
Syrah Resources, Ltd. (A)(B)	103,821	20,075
Tassal Group, Ltd.	111,065	297,670
Technology One, Ltd.	100,719	615,866
The Citadel Group, Ltd.	17,509	33,208
The Reject Shop, Ltd. (A)	7,826	29,180
The Star Entertainment Group, Ltd.	306,271	602,500
Thorn Group, Ltd. (A)	45,862	3,839
Tiger Resources, Ltd. (A)(C)	420,741	10,320
Troy Resources, Ltd. (A)	137,215	7,912
United Malt Grp, Ltd. (A)	90,352	269,805
Village Roadshow, Ltd. (B)	47,287	64,857
Virgin Australia Holdings, Ltd. (A)	305,078	73,219
Virgin Australia Holdings, Ltd., In-Specie Distribution (A)(C)	252,517	842
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Virtus Health, Ltd.	32,868	$69,374
Vita Group, Ltd.	63,529	46,200
Viva Energy Group, Ltd. (D)	19,362	21,347
Vocus Group, Ltd. (A)	259,001	522,592
Webjet, Ltd. (B)	117,858	327,295
Western Areas, Ltd.	149,173	227,739
Westgold Resources, Ltd. (A)	159,763	246,783
Whitehaven Coal, Ltd.	293,319	355,465
WPP AUNZ, Ltd.	101,689	19,334
Austria 1.6%		11,505,075
Agrana Beteiligungs AG	6,869	133,494
ams AG (A)	72,424	1,105,884
ANDRITZ AG	29,804	1,116,631
AT&S Austria Technologie & Systemtechnik AG	9,986	181,885
BAWAG Group AG (D)	6,199	204,783
CA Immobilien Anlagen AG (A)	29,399	993,984
DO & CO AG (B)	2,892	161,583
EVN AG	17,180	293,195
FACC AG (B)	6,411	47,331
Flughafen Wien AG (A)	2,437	75,531
IMMOFINANZ AG (A)	39,468	739,498
Kapsch TrafficCom AG	2,742	53,305
Lenzing AG (A)(B)	5,945	293,180
Mayr Melnhof Karton AG	2,785	419,164
Oesterreichische Post AG (B)	11,750	394,706
Palfinger AG	5,414	118,811
POLYTEC Holding AG (A)	4,411	24,767
Porr AG (B)	3,596	61,076
Raiffeisen Bank International AG	28,213	516,936
Rhi Magnesita NV	5,454	163,762
Rhi Magnesita NV (London Stock Exchange)	4,273	128,661
Rosenbauer International AG	1,314	46,150
S IMMO AG	25,315	478,543
S&T AG (A)(B)	16,517	435,812
Schoeller-Bleckmann Oilfield Equipment AG	4,222	114,938
Semperit AG Holding (A)	3,480	44,306
Strabag SE	6,784	202,105
Telekom Austria AG	64,655	462,157
UBM Development AG	1,455	61,582
UNIQA Insurance Group AG	60,485	409,722
Vienna Insurance Group AG (A)	18,069	381,066
voestalpine AG (B)	44,418	867,465
Wienerberger AG	33,730	676,480
Zumtobel Group AG (A)	13,940	96,582
Belgium 1.5%		11,263,127
Ackermans & van Haaren NV (A)	9,807	1,349,984
AGFA-Gevaert NV (A)	78,536	316,108
Akka Technologies (B)	4,567	128,298
Atenor	1,543	116,171
Banque Nationale de Belgique	55	127,482
Barco NV	3,836	671,929
Bekaert SA	18,102	388,561
Biocartis NV (A)(B)(D)	13,216	72,655
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Belgium (continued)
bpost SA	33,248	$218,017
Celyad SA (A)	1,226	13,921
Cie d'Entreprises CFE (A)	2,943	213,087
Deceuninck NV (A)(B)	27,625	42,971
D'ieteren SA	11,456	687,498
Econocom Group SA (B)	37,385	82,495
Elia Group SA	11,436	1,346,932
Euronav NV	73,133	734,910
EVS Broadcast Equipment SA	6,476	101,659
Exmar NV (A)(B)	13,915	63,890
Fagron	19,779	473,537
Gimv NV	8,936	536,850
Immobel SA	1,553	113,148
Ion Beam Applications (A)(B)	4,559	39,121
Jensen-Group NV (A)	1,485	36,363
Kinepolis Group NV (A)	6,285	259,665
Lotus Bakeries NV	99	305,104
MDxHealth (A)	13,603	12,545
Melexis NV (B)	7,373	486,096
Ontex Group NV (B)	31,223	496,893
Orange Belgium SA	13,880	225,028
Oxurion NV (A)	15,093	43,340
Picanol	683	40,419
Recticel SA	16,816	139,804
Resilux	305	44,342
Roularta Media Group NV (A)	668	9,468
Sioen Industries NV (A)	2,343	46,564
Sipef NV (B)	2,705	130,716
Telenet Group Holding NV	14,218	581,703
TER Beke SA	176	22,466
Tessenderlo Group SA (A)	13,214	382,338
Van de Velde NV (A)	2,367	57,101
Viohalco SA (A)	18,237	47,403
X-Fab Silicon Foundries SE (A)(D)	16,585	56,545
Bermuda 0.0%		92,679
Hiscox, Ltd. (B)	10,083	92,679
Canada 7.9%		58,093,292
5N Plus, Inc. (A)(B)	38,389	47,678
Absolute Software Corp.	19,002	183,554
Acadian Timber Corp.	3,534	35,421
Advantage Oil & Gas, Ltd. (A)	93,228	142,193
Aecon Group, Inc.	30,903	327,693
Africa Oil Corp. (A)	10,700	8,238
Ag Growth International, Inc.	8,025	162,674
AGF Management, Ltd., Class B (B)	35,942	97,892
Aimia, Inc. (A)	43,727	82,890
AirBoss of America Corp.	4,809	57,246
Alamos Gold, Inc., Class A	165,554	1,340,689
Alaris Royalty Corp. (B)	21,297	150,503
Alcanna, Inc. (A)	10,576	22,045
Alexco Resource Corp. (A)(B)	35,137	79,112
Algoma Central Corp.	7,052	47,018
Alio Gold, Inc. (A)(B)	9,897	8,913
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Altius Minerals Corp. (B)	18,800	$139,274
Altus Group, Ltd.	11,003	344,351
Americas Gold & Silver Corp. (A)	8,321	20,548
Amerigo Resources, Ltd. (A)	49,100	9,094
Andrew Peller, Ltd., Class A	15,793	105,986
ARC Resources, Ltd.	163,650	659,663
Aritzia, Inc. (A)	32,100	422,918
Athabasca Oil Corp. (A)(B)	150,957	14,253
ATS Automation Tooling Systems, Inc. (A)	28,891	419,878
AutoCanada, Inc.	8,443	45,991
Badger Daylighting, Ltd. (B)	11,768	245,813
Baytex Energy Corp. (A)	232,629	70,962
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd.	125,472	127,582
Bird Construction, Inc.	13,385	55,315
Black Diamond Group, Ltd. (A)(B)	17,717	16,728
BlackBerry, Ltd. (A)(B)	90,438	420,382
BlackBerry, Ltd. (New York Stock Exchange) (A)	86,610	401,870
BMTC Group, Inc.	4,096	20,081
Bonavista Energy Corp. (A)	160,337	18,050
Bonterra Energy Corp.	10,135	10,158
Boralex, Inc., Class A (B)	31,567	656,858
Bridgemarq Real Estate Services	2,800	20,580
BRP, Inc.	9,066	313,954
Calfrac Well Services, Ltd. (A)	36,548	5,442
Calian Group, Ltd.	2,739	102,251
Canaccord Genuity Group, Inc.	47,930	195,988
Canacol Energy, Ltd.	52,069	145,219
Canada Goose Holdings, Inc. (A)	2,541	49,571
Canadian Western Bank	42,057	690,030
Canfor Corp. (A)	31,527	232,414
Canfor Pulp Products, Inc. (B)	15,045	68,076
CanWel Building Materials Group, Ltd.	27,055	67,596
Capital Power Corp.	41,767	810,860
Capstone Mining Corp. (A)	159,933	76,665
Cardinal Energy, Ltd. (B)	41,663	14,222
Cargojet, Inc.	900	86,336
Cascades, Inc.	33,505	343,604
Celestica, Inc. (A)	48,994	333,779
Celestica, Inc. (New York Stock Exchange) (A)	7,500	50,850
Centerra Gold, Inc.	94,176	955,543
Centerra Gold, Inc. (New York Stock Exchange)	1,244	12,606
Cervus Equipment Corp.	3,597	19,071
CES Energy Solutions Corp. (B)	112,004	82,161
Chesswood Group, Ltd. (B)	5,000	13,763
China Gold International Resources Corp., Ltd. (A)(B)	90,882	29,703
CI Financial Corp.	41,394	490,649
Cineplex, Inc.	26,405	279,037
Clearwater Seafoods, Inc. (B)	7,000	26,590
Cogeco, Inc.	2,092	131,095
Colliers International Group, Inc.	8,066	416,584
Colliers International Group, Inc. (New York Stock Exchange) (B)	4,844	248,982
Computer Modelling Group, Ltd.	30,133	100,673
Copper Mountain Mining Corp. (A)	78,268	26,575
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Corby Spirit and Wine, Ltd.	5,444	$65,833
Corus Entertainment, Inc., B Shares	101,931	239,123
Crescent Point Energy Corp. (B)	149,175	210,190
Crew Energy, Inc. (A)	57,594	14,431
CRH Medical Corp. (A)	30,192	58,329
Denison Mines Corp. (A)(B)	171,019	72,042
DIRTT Environmental Solutions (A)	18,708	21,332
Dorel Industries, Inc., Class B	8,944	31,895
DREAM Unlimited Corp., Class A	28,038	169,020
Dundee Precious Metals, Inc.	71,270	387,705
Dynacor Gold Mines, Inc. (B)	9,900	12,583
Echelon Financial Holdings, Inc.	2,400	9,761
ECN Capital Corp.	103,129	355,036
EcoSynthetix, Inc. (A)	3,185	4,997
E-L Financial Corp., Ltd.	474	233,755
Eldorado Gold Corp. (A)	81,419	685,366
Element Fleet Management Corp.	47,599	338,450
Endeavour Silver Corp. (A)	21,684	42,050
Endeavour Silver Corp. (New York Stock Exchange) (A)(B)	1,400	2,688
Enerflex, Ltd.	53,552	214,698
Enerplus Corp. (B)	91,948	246,423
Enghouse Systems, Ltd. (B)	16,491	716,724
Ensign Energy Services, Inc.	50,538	26,428
Equinox Gold Corp. (A)	8,308	76,271
Equitable Group, Inc. (B)	4,656	221,226
ERO Copper Corp. (A)	17,856	207,889
Essential Energy Services, Ltd. (A)	57,270	6,031
Evertz Technologies, Ltd.	11,517	126,308
Excellon Resources, Inc. (A)(B)	17,200	9,994
Exchange Income Corp. (B)	2,691	49,155
Exco Technologies, Ltd.	13,790	60,995
EXFO, Inc. (A)	1,146	2,980
EXFO, Inc. (Nasdaq Exchange) (A)	3,008	7,911
Extendicare, Inc. (B)	34,995	141,571
Fiera Capital Corp.	26,167	176,176
Finning International, Inc. (B)	56,829	757,803
Firm Capital Mortgage Investment Corp.	7,600	63,202
First Majestic Silver Corp. (A)(B)	52,181	521,488
First Mining Gold Corp. (A)	127,000	26,749
First National Financial Corp.	4,398	97,584
Fission Uranium Corp. (A)(B)	139,747	33,494
Fortuna Silver Mines, Inc. (A)	82,607	370,782
Freehold Royalties, Ltd.	42,409	110,885
Galiano Gold, Inc. (A)	31,531	36,641
Gamehost, Inc.	6,100	22,241
GDI Integrated Facility Services, Inc. (A)	3,300	77,703
Gear Energy, Ltd. (A)	60,000	8,280
Genworth MI Canada, Inc.	17,245	387,147
Gibson Energy, Inc.	58,759	909,007
Glacier Media, Inc. (A)	8,800	1,438
GMP Capital, Inc. (B)	29,908	28,239
goeasy, Ltd. (B)	3,130	122,668
GoGold Resources, Inc. (A)	25,000	16,160
Golden Star Resources, Ltd. (A)	20,650	59,242
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Golden Star Resources, Ltd. (New York Stock Exchange) (A)(B)	2,760	$8,142
GoldMining, Inc. (A)(B)	17,500	19,319
GoldMoney, Inc.	18,000	30,722
Gran Tierra Energy, Inc. (A)(B)	159,029	39,848
Great Canadian Gaming Corp. (A)	20,138	403,535
Guardian Capital Group, Ltd., Class A	6,700	103,990
Guyana Goldfields, Inc. (A)	57,265	59,891
Hanfeng Evergreen, Inc. (A)(C)	3,700	6
Hardwoods Distribution, Inc.	2,700	27,866
Headwater Exploration, Inc. (A)	28,000	25,420
Heroux-Devtek, Inc. (A)	15,443	109,246
High Arctic Energy Services, Inc.	12,900	6,090
High Liner Foods, Inc.	6,893	33,493
HLS Therapeutics, Inc.	2,600	39,354
Home Capital Group, Inc. (A)(B)	29,160	402,185
Horizon North Logistics, Inc.	82,170	36,405
Hudbay Minerals, Inc.	116,505	316,468
IAMGOLD Corp. (A)	227,798	850,406
IAMGOLD Corp. (New York Stock Exchange) (A)	15,500	57,970
IBI Group, Inc. (A)	7,200	23,793
Imperial Metals Corp. (A)	20,280	26,660
Indigo Books & Music, Inc. (A)	2,900	2,854
Information Services Corp.	4,400	45,219
Innergex Renewable Energy, Inc.	42,327	582,252
Interfor Corp. (A)	37,029	253,341
International Petroleum Corp. (A)	23,520	35,190
International Tower Hill Mines, Ltd. (A)	4,097	4,612
Intertape Polymer Group, Inc.	24,129	216,957
IPL Plastics, Inc. (A)	18,152	63,282
Ivanhoe Mines, Ltd., Class A (A)	228,395	505,941
Jamieson Wellness, Inc.	13,163	317,495
Just Energy Group, Inc.	44,930	16,643
KAB Distribution, Inc. (A)(C)	18,405	0
K-Bro Linen, Inc.	3,186	68,841
Kelt Exploration, Ltd. (A)	60,355	57,863
Kinaxis, Inc. (A)	6,391	825,211
Knight Therapeutics, Inc. (A)	59,373	328,161
KP Tissue, Inc.	5,100	39,782
Labrador Iron Ore Royalty Corp.	25,300	411,790
Largo Resources, Ltd. (A)	36,500	23,859
Lassonde Industries, Inc., Class A	1,500	177,231
Laurentian Bank of Canada	19,550	403,822
Leon's Furniture, Ltd.	14,941	147,147
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	21,004	583,355
Lucara Diamond Corp.	124,430	37,957
Lundin Gold, Inc. (A)	14,300	129,306
Magellan Aerospace Corp.	8,083	34,226
Mainstreet Equity Corp. (A)	2,022	100,098
Major Drilling Group International, Inc. (A)	38,938	99,547
Maple Leaf Foods, Inc.	23,811	456,384
Marathon Gold Corp. (A)	15,600	18,468
Martinrea International, Inc.	46,611	306,373
Maverix Metals, Inc. (B)	6,501	29,888
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
Maxim Power Corp. (A)	6,300	$9,746
Medical Facilities Corp.	15,230	49,334
MEG Energy Corp. (A)	125,078	290,700
Melcor Developments, Ltd.	4,800	25,972
Methanex Corp.	7,500	121,527
Morguard Corp.	1,778	160,128
Morneau Shepell, Inc. (B)	25,570	612,855
Mountain Province Diamonds, Inc. (A)(B)	10,600	2,310
MTY Food Group, Inc.	7,815	140,708
Mullen Group, Ltd.	50,995	220,743
Neo Performance Materials, Inc.	3,800	20,644
New Gold, Inc. (A)	345,578	411,626
NFI Group, Inc.	16,830	199,611
Norbord, Inc. (B)	15,046	288,167
North American Construction Group, Ltd.	13,537	86,619
NuVista Energy, Ltd. (A)	69,005	38,090
Orbite Technologies, Inc. (A)	105,500	11
Orla Mining, Ltd. (A)	24,200	60,638
Osisko Gold Royalties, Ltd.	44,360	440,104
Osisko Mining, Inc. (A)	12,500	35,316
Painted Pony Energy, Ltd. (A)	41,196	17,354
Pan American Silver Corp.	77,284	2,272,745
Pan American Silver Corp., CVR (A)	51,329	33,359
Papiers Fraser, Inc. (A)(C)	4,800	0
Paramount Resources, Ltd., Class A (A)(B)	25,426	29,732
Parex Resources, Inc. (A)	55,004	618,413
Park Lawn Corp.	12,527	208,897
Pason Systems, Inc.	31,237	162,895
Peyto Exploration & Development Corp. (B)	68,868	123,046
Photon Control, Inc. (A)	50,806	60,147
PHX Energy Services Corp. (A)	11,019	7,763
Pinnacle Renewable Energy, Inc.	6,600	18,839
Pivot Technology Solutions, Inc.	9,400	12,016
Pizza Pizza Royalty Corp.	13,878	89,002
Points International, Ltd. (A)	4,210	30,791
Points International, Ltd. (Nasdaq Exchange) (A)	1,613	12,081
Polaris Infrastructure, Inc.	9,000	86,611
Pollard Banknote, Ltd.	3,690	41,782
PolyMet Mining Corp. (A)(B)	20,250	4,486
PrairieSky Royalty, Ltd.	57,025	376,066
Precision Drilling Corp. (A)	131,081	72,355
Premier Gold Mines, Ltd. (A)(B)	92,145	133,849
Premium Brands Holdings Corp.	12,007	760,439
Pretium Resources, Inc. (A)	65,800	576,350
Pulse Seismic, Inc. (A)	10,151	5,898
Quarterhill, Inc.	58,498	85,399
Questerre Energy Corp., Class A (A)	41,900	3,500
Real Matters, Inc. (A)	18,300	315,666
Recipe Unlimited Corp.	5,964	42,840
Richelieu Hardware, Ltd.	23,454	483,610
Rocky Mountain Dealerships, Inc.	6,328	20,544
Rogers Sugar, Inc.	42,487	145,342
Roxgold, Inc. (A)	113,200	104,415
Russel Metals, Inc. (B)	25,886	275,245
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Sabina Gold & Silver Corp. (A)(B)	44,568	$63,121
Sandstorm Gold, Ltd. (A)	73,873	615,944
Savaria Corp. (B)	13,000	131,430
Seabridge Gold, Inc. (A)	2,300	35,899
Secure Energy Services, Inc.	71,004	59,821
SEMAFO, Inc. (A)	154,067	530,397
Seven Generations Energy, Ltd., Class A (A)	95,804	201,788
ShawCor, Ltd.	31,578	41,054
Sienna Senior Living, Inc.	28,226	195,779
Sierra Metals, Inc. (A)(B)	4,000	3,196
Sierra Wireless, Inc. (A)(B)	13,360	116,440
Sleep Country Canada Holdings, Inc. (D)	13,709	157,616
SNC-Lavalin Group, Inc.	12,881	195,341
Spin Master Corp. (A)(D)	2,800	38,090
Sprott, Inc.	5,545	148,449
SSR Mining, Inc. (A)	53,597	1,030,794
Stantec, Inc.	36,793	1,111,660
Stelco Holdings, Inc.	11,605	60,518
Stella-Jones, Inc.	22,206	540,292
Storm Resources, Ltd. (A)(B)	62,000	61,692
Stornoway Diamond Corp. (A)(C)	43,566	633
SunOpta, Inc. (A)	29,045	136,064
SunOpta, Inc. (New York Stock Exchange) (A)(B)	2,100	9,849
Superior Plus Corp.	67,540	463,560
Supremex, Inc.	5,000	5,629
Surge Energy, Inc. (B)	91,176	17,880
Tamarack Valley Energy, Ltd. (A)	82,250	43,609
Taseko Mines, Ltd. (A)	84,702	33,835
Taseko Mines, Ltd. (New York Stock Exchange) (A)	5,290	2,101
TeraGo, Inc. (A)	2,000	7,786
Teranga Gold Corp. (A)	54,503	428,313
TerraVest Industries, Inc.	100	1,184
Tervita Corp. (A)	3,214	8,754
TFI International, Inc.	33,499	1,014,568
The Descartes Systems Group, Inc. (A)	600	28,604
The North West Company, Inc.	20,130	391,679
The Supreme Cannabis Company, Inc. (A)(B)	41,000	10,422
Tidewater Midstream and Infrastructure, Ltd. (B)	113,465	58,510
Timbercreek Financial Corp.	32,686	194,903
TMAC Resources, Inc. (A)	2,100	2,227
TORC Oil & Gas, Ltd.	71,817	75,111
Torex Gold Resources, Inc. (A)	35,220	486,022
Total Energy Services, Inc.	19,706	29,913
Touchstone Exploration, Inc. (A)	10,000	5,810
Tourmaline Oil Corp.	76,124	756,347
TransAlta Corp. (B)	117,856	689,066
TransAlta Renewables, Inc.	46,339	482,288
Transcontinental, Inc., Class A	29,083	252,841
TransGlobe Energy Corp.	27,604	14,435
Trevali Mining Corp. (A)	206,096	10,104
Trican Well Service, Ltd. (A)(B)	130,270	78,530
Tricon Capital Group, Inc.	62,087	364,356
Trisura Group, Ltd. (A)	1,900	71,758
Turquoise Hill Resources, Ltd. (A)	172,847	129,304
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Canada (continued)
Uni-Select, Inc.	17,505	$42,973
Vecima Networks, Inc.	1,797	14,096
Vermilion Energy, Inc. (B)	60,324	300,558
VersaBank	2,000	9,413
Wajax Corp.	6,547	39,800
Wesdome Gold Mines, Ltd. (A)	68,261	570,639
West Fraser Timber Company, Ltd.	19,040	515,256
Western Forest Products, Inc. (B)	205,740	113,565
Westport Fuel Systems, Inc. (A)	2,300	3,013
Westshore Terminals Investment Corp.	20,465	217,455
Whitecap Resources, Inc. (B)	166,343	245,253
WildBrain, Ltd. (A)(B)	59,897	55,249
Winpak, Ltd.	12,336	413,216
Yamana Gold, Inc.	391,791	2,119,943
Yangarra Resources, Ltd. (A)	22,853	10,291
Yellow Pages, Ltd.	4,514	30,326
Zenith Capital Corp. (A)	5,300	597
China 0.1%		634,225
Bund Center Investment, Ltd.	55,500	20,416
China New Higher Education Group, Ltd. (D)	70,000	40,389
FIH Mobile, Ltd. (A)	1,654,000	196,525
Goodbaby International Holdings, Ltd. (A)	335,000	27,376
Huan Yue Interactive Holdings, Ltd. (A)	176,000	22,226
TK Group Holdings, Ltd.	74,000	22,166
Yangzijiang Shipbuilding Holdings, Ltd.	457,200	305,127
Colombia 0.0%		30,343
Frontera Energy Corp.	11,835	30,343
Denmark 2.2%		16,520,775
Agat Ejendomme A/S (A)	17,289	5,521
ALK-Abello A/S (A)	2,301	616,345
Alm Brand A/S	33,758	296,491
Ambu A/S, Class B	45,893	1,548,744
Bang & Olufsen A/S (A)	13,814	50,743
Bavarian Nordic A/S (A)	14,212	426,818
Brodrene Hartmann A/S (A)	1,084	61,444
Columbus A/S (A)	26,124	30,156
D/S Norden A/S	13,049	178,105
Dfds A/S (A)(B)	12,308	361,113
FLSmidth & Company A/S (A)	15,800	432,673
Fluegger Group A/S	225	9,602
H+H International A/S, Class B (A)	8,339	146,395
Harboes Bryggeri A/S, Class B (A)	1,452	12,357
INVISIO AB	1,061	14,946
ISS A/S (A)	8,209	137,165
Jeudan A/S (A)	3,010	117,445
Jyske Bank A/S (A)	24,373	673,035
Matas A/S	21,204	189,620
Netcompany Group A/S (A)(D)	4,324	264,179
Nilfisk Holding A/S (A)	9,424	142,884
NKT A/S (A)	8,273	176,466
NNIT A/S (D)	5,227	90,850
North Media AS (A)	1,803	14,084
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Denmark (continued)
Pandora A/S	39,112	$1,959,688
Parken Sport & Entertainment A/S (A)	1,870	22,242
Per Aarsleff Holding A/S	9,215	312,381
Ringkjoebing Landbobank A/S	12,132	845,157
Rockwool International A/S, A Shares	350	89,556
Rockwool International A/S, B Shares	2,806	787,461
Royal Unibrew A/S (A)	19,082	1,533,594
RTX A/S	3,288	100,740
Scandinavian Tobacco Group A/S (D)	30,155	453,995
Schouw & Company A/S	5,524	449,813
SimCorp A/S	15,830	1,747,855
Solar A/S, B Shares	2,918	113,784
Spar Nord Bank A/S (A)	44,014	331,042
Sydbank A/S (A)(B)	21,448	371,310
The Drilling Company of 1972 A/S (A)	1,938	42,488
Tivoli A/S (A)	691	77,547
Topdanmark A/S	15,654	651,177
United International Enterprises, Ltd.	598	115,057
Vestjysk Bank A/S (A)	144,692	61,399
Zealand Pharma A/S (A)	11,530	457,308
Faeroe Islands 0.0%		14,205
BankNordik P/F (A)	953	14,205
Finland 2.6%		18,992,101
Adapteo OYJ (A)(B)	17,291	136,610
Ahlstrom-Munksjo OYJ	19,472	297,079
Aktia Bank OYJ	22,366	222,029
Alma Media OYJ	11,325	100,562
Altia Oyj (A)	5,312	45,390
Apetit OYJ	1,524	15,083
Asiakastieto Group OYJ (A)(D)	5,041	186,728
Aspo OYJ	5,505	38,247
Atria OYJ (B)	6,047	58,191
BasWare OYJ (A)	2,688	91,463
Bittium OYJ (B)	10,462	71,591
Cargotec OYJ, B Shares	16,105	355,102
Caverion OYJ	33,497	216,718
Citycon OYJ (B)	24,077	162,458
Digia OYJ	7,562	42,078
Ferratum OYJ (A)	2,783	12,372
Finnair OYJ (A)(B)	25,769	101,362
Fiskars OYJ ABP	13,792	160,053
F-Secure OYJ (A)	36,119	125,020
HKScan OYJ, A Shares (A)	11,127	25,368
Huhtamaki OYJ (A)	40,899	1,662,101
Ilkka-Yhtyma OYJ	9,901	35,800
Kemira OYJ	39,782	510,133
Kesko OYJ, A Shares	18,064	291,883
Kesko OYJ, B Shares	93,176	1,574,243
Kojamo Oyj	28,258	576,162
Konecranes OYJ	24,880	598,323
Lassila & Tikanoja OYJ	11,200	162,555
Lehto Group OYJ (A)	1,623	2,726
Metsa Board OYJ (A)	82,338	589,620
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
Finland (continued)
Metso OYJ	40,518	$1,321,218
Nokian Renkaat OYJ (B)	50,249	1,170,484
Olvi OYJ, A Shares	4,942	226,082
Oriola OYJ, A Shares	8,342	19,351
Oriola OYJ, B Shares	49,342	114,654
Orion OYJ, Class A (B)	8,076	425,831
Orion OYJ, Class B	38,288	2,049,312
Outokumpu OYJ (A)	131,534	394,556
Outotec OYJ (B)	57,501	297,371
Pihlajalinna OYJ (A)	643	10,434
Ponsse OYJ (B)	4,062	113,099
QT Group OYJ (A)(B)	2,996	79,321
Raisio OYJ, V Shares	60,748	240,545
Rapala VMC OYJ	5,592	17,452
Raute OYJ, A Shares	728	15,356
Revenio Group OYJ (B)	4,168	119,046
Sanoma OYJ	27,196	264,329
Stockmann OYJ ABP, A Shares (A)	1,949	3,175
Stockmann OYJ ABP, B Shares (A)	10,220	9,882
Teleste OYJ	3,860	19,707
Terveystalo OYJ (D)	12,617	132,938
TietoEVRY OYJ (A)	24,770	653,486
Tikkurila OYJ (B)	14,249	205,191
Tokmanni Group Corp.	21,252	287,202
Uponor OYJ	24,512	309,013
Vaisala OYJ, A Shares (B)	6,527	259,557
Valmet OYJ	52,685	1,377,518
YIT OYJ (B)	70,357	388,941
France 3.7%		26,933,945
ABC arbitrage	9,943	75,194
Air France-KLM (A)(B)	74,726	337,105
AKWEL	4,639	79,047
Albioma SA	11,683	416,233
Altamir	5,040	84,149
Alten SA	8,846	714,584
Amplitude Surgical SAS (A)	7,915	10,736
Assystem SA	2,731	65,419
Aubay	2,888	91,172
Axway Software SA	2,311	38,613
Bastide le Confort Medical (A)	1,540	58,553
Beneteau SA	17,098	121,949
Bigben Interactive (B)	7,638	105,178
Boiron SA	2,468	90,311
Bonduelle SCA	7,695	180,547
Bourbon Corp. (A)(C)	1,464	0
Burelle SA	85	51,973
Casino Guichard Perrachon SA (A)(B)	5,970	224,902
Catering International Services	1,089	12,185
Cegedim SA (A)	1,780	53,136
CGG SA (A)	246,907	270,778
Chargeurs SA (B)	8,361	147,578
Cie des Alpes	6,231	135,483
Cie Plastic Omnium SA	20,563	427,166
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
France (continued)
Coface SA (A)	49,209	$282,358
Derichebourg SA	51,800	160,166
Devoteam SA	1,949	152,983
Electricite de Strasbourg SA	351	42,547
Elior Group SA (D)	41,524	256,383
Elis SA (A)	60,129	749,516
Eramet (A)(B)	2,724	95,001
Erytech Pharma SA (A)(B)	6,297	53,945
Esso SA Francaise (A)	871	17,372
Etablissements Maurel et Prom SA	16,287	31,297
Europcar Mobility Group (A)(B)(D)	52,342	90,366
Eutelsat Communications SA	75,101	751,920
Exel Industries SA, A Shares (A)	466	21,792
Faurecia SE (A)	8,544	331,266
Fleury Michon SA (A)	344	7,828
Fnac Darty SA (A)	7,145	234,138
Gaumont SA (A)	489	61,189
Gaztransport Et Technigaz SA	7,628	572,562
GEA	126	11,885
GL Events (B)	4,616	64,295
Groupe Crit	1,323	81,047
Groupe Gorge	1,279	19,575
Groupe Open (A)	1,805	16,166
Guerbet	2,827	109,835
Haulotte Group SA	3,951	19,844
HERIGE SADCS (A)	539	13,505
HEXAOM	1,083	35,721
ID Logistics Group (A)	981	199,708
Iliad SA (B)	7,753	1,358,098
Imerys SA (B)	12,891	447,519
Ingenico Group SA	23,409	3,258,297
Ipsen SA	1,194	93,419
IPSOS	17,414	426,199
Jacquet Metal Service SA	5,053	62,240
JCDecaux SA (A)	23,094	473,204
Kaufman & Broad SA	6,965	247,244
Korian SA	22,659	817,515
Lagardere SCA (A)(B)	22,776	320,535
Laurent-Perrier	1,118	99,750
Le Belier (A)	808	30,081
Lectra	11,512	223,468
Linedata Services	1,472	42,420
LISI (A)	8,173	156,360
LNA Sante SA	2,246	110,419
Maisons du Monde SA (B)(D)	20,412	246,335
Manitou BF SA	5,572	102,315
Manutan International	906	51,523
Mersen SA	7,790	179,673
METabolic EXplorer SA (A)	8,100	13,300
Metropole Television SA (A)	10,149	118,384
Nexans SA (A)(B)	14,240	583,574
Nexity SA (B)	18,168	558,266
Nicox (A)	6,072	26,607
NRJ Group	6,595	37,996
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
France (continued)
Oeneo SA	5,761	$79,732
Onxeo SA (A)(B)	11,077	10,438
Onxeo SA (Copenhagen Stock Exchange) (A)	2,056	1,953
Pierre & Vacances SA (A)	1,671	36,077
Plastivaloire (A)	1,440	6,032
Quadient	18,336	265,981
Rallye SA (A)	7,709	74,427
Recylex SA (A)(C)	4,454	9,137
Rexel SA	115,715	1,179,735
Robertet SA (B)	238	247,981
Rothschild & Company (A)	14,588	304,064
Rubis SCA	15,246	730,653
Samse SA	285	38,904
Savencia SA (A)	1,977	117,382
SCOR SE (A)	4,024	100,912
Seche Environnement SA	2,029	75,085
Societe BIC SA	10,283	549,041
Societe Marseillaise du Tunnel Prado-Carenage SA	219	4,454
Societe pour l'Informatique Industrielle	2,435	56,625
SOITEC (A)	7,142	698,576
Solocal Group (A)	280,018	42,500
Somfy SA	2,444	238,715
Sopra Steria Group	5,038	597,886
SPIE SA	47,755	747,241
Stef SA (A)	1,253	102,280
Synergie SA	3,330	78,280
Tarkett SA	14,189	146,737
Technicolor SA (A)	3,276	12,875
Television Francaise 1 (A)	20,913	118,175
Thermador Groupe	2,187	112,301
Trigano SA	3,138	288,749
Union Financiere de France BQE SA	1,451	24,435
Valeo SA	20,781	513,683
Vallourec SA (A)(B)	2,042	75,525
Valneva SE (A)(B)	17,009	70,890
Vetoquinol SA	1,228	78,289
Vicat SA	9,439	284,348
VIEL & Cie SA	6,888	39,591
Vilmorin & Cie SA	2,792	147,021
Virbac SA (A)	1,197	252,713
Vranken-Pommery Monopole SA	923	13,580
Gabon 0.0%		39,914
Total Gabon	325	39,914
Georgia 0.0%		295,563
Bank of Georgia Group PLC (A)	20,020	229,034
Georgia Capital PLC (A)	10,443	59,685
TBC Bank Group PLC	664	6,844
Germany 5.9%		43,519,007
1&1 Drillisch AG	17,524	446,283
7C Solarparken AG	10,690	43,881
Aareal Bank AG (A)	27,316	523,652
Adler Modemaerkte AG (A)	2,325	6,996
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Germany (continued)
ADO Properties SA (B)(D)	19,596	$569,934
ADVA Optical Networking SE (A)	28,109	182,792
AIXTRON SE (A)	30,137	320,489
All for One Group AG	784	35,251
Allgeier SE	2,876	103,793
Amadeus Fire AG (A)	2,181	245,650
Atoss Software AG	627	124,616
Aurubis AG	17,332	1,003,640
Basler AG	1,070	59,876
Bauer AG	6,102	76,014
BayWa AG	6,365	196,478
Bechtle AG	11,362	2,018,075
Bertrandt AG	2,816	112,108
bet-at-home.com AG	1,430	64,295
Bijou Brigitte AG	1,764	59,951
Bilfinger SE	12,863	246,350
Borussia Dortmund GmbH & Company KGaA	24,608	173,356
CANCOM SE	11,873	750,901
CECONOMY AG (A)	77,015	228,507
CENIT AG (A)	2,412	24,721
Centrotec SE (A)	2,665	43,542
Cewe Stiftung & Company KGAA	2,408	246,408
comdirect bank AG (A)	10,187	149,963
Commerzbank AG (A)(B)	51,237	198,643
CompuGroup Medical SE	7,962	652,421
CropEnergies AG	14,129	138,693
CTS Eventim AG & Company KGaA (A)	22,260	1,013,716
Data Modul AG	635	27,571
Deutsche Beteiligungs AG	6,398	210,324
Deutsche EuroShop AG	21,051	308,766
Deutsche Pfandbriefbank AG (A)(D)	70,447	487,303
Deutz AG (A)	61,717	246,453
DIC Asset AG	21,568	280,708
DMG Mori AG	2,977	132,644
Dr. Hoenle AG	1,598	86,575
Draegerwerk AG & Company KGaA	1,433	92,613
Duerr AG	22,237	528,745
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,781	281,847
Elmos Semiconductor AG	3,427	76,851
ElringKlinger AG (A)	9,007	47,343
Energiekontor AG	2,199	50,295
Fielmann AG	7,017	499,464
First Sensor AG (B)	2,622	111,269
FORTEC Elektronik AG	601	12,742
Francotyp-Postalia Holding AG (A)	2,607	9,138
Freenet AG (A)	51,632	888,390
FUCHS PETROLUB SE	9,623	325,311
GEA Group AG	55,028	1,649,272
Gerresheimer AG	12,717	1,088,075
Gesco AG	3,651	69,259
GFT Technologies SE	8,386	91,032
GRENKE AG (B)	6,670	540,571
H&R GmbH & Company KGaA (A)	8,359	35,609
Hamburger Hafen und Logistik AG	10,617	173,239
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
Germany (continued)
Hawesko Holding AG	828	$30,161
Heidelberger Druckmaschinen AG (A)	90,943	57,680
Hella GmbH & Company KGaA	13,544	531,707
HolidayCheck Group AG	12,523	22,519
Hornbach Baumarkt AG	4,188	106,263
Hornbach Holding AG & Company KGaA	6,021	433,831
HUGO BOSS AG	24,493	672,186
Hypoport SE (A)	864	385,984
Indus Holding AG (A)	9,381	302,921
Instone Real Estate Group AG (A)(B)(D)	13,245	288,085
Isra Vision AG	3,594	199,476
IVU Traffic Technologies AG	5,787	105,486
Jenoptik AG	22,145	533,684
JOST Werke AG (A)(D)	5,812	166,104
K+S AG	88,187	563,704
Kloeckner & Company SE (A)	27,626	117,825
Koenig & Bauer AG (A)	4,359	92,274
Krones AG	6,768	442,786
KSB SE & Company KGaA	73	18,972
KWS Saat SE & Company KGaA (B)	4,300	302,871
LANXESS AG	34,617	1,796,756
Leifheit AG (A)	4,376	112,563
Leoni AG (A)	12,042	99,788
LPKF Laser & Electronics AG (A)	6,979	165,439
Manz AG (A)	1,315	27,771
Mediclin AG (A)	8,179	36,930
Medigene AG (A)	6,493	37,790
METRO AG	55,933	523,203
MLP SE	32,818	190,533
New Work SE	1,026	323,885
Nexus AG	6,676	281,607
Nordex SE (A)(B)	31,647	309,736
Norma Group SE (A)	14,871	439,371
OHB SE (A)	2,007	79,174
OSRAM Licht AG (A)(B)	41,735	1,886,009
Paragon GmbH & Company KGaA (A)	613	7,327
PATRIZIA AG	18,660	459,712
Pfeiffer Vacuum Technology AG	2,795	496,652
PNE AG	27,801	151,134
Progress-Werk Oberkirch AG (A)	386	7,673
ProSiebenSat.1 Media SE	88,466	1,140,552
PSI Software AG	4,102	99,644
QSC AG	55,802	80,786
R Stahl AG (A)	823	20,349
Rheinmetall AG	17,240	1,404,119
RHOEN-KLINIKUM AG	9,450	189,107
RIB Software SE (A)(B)	16,448	529,485
Rocket Internet SE (A)(D)	30,016	599,086
SAF-Holland SE (A)	22,781	133,373
Salzgitter AG (A)	19,233	259,202
Schaltbau Holding AG (A)	1,534	45,723
Scout24 AG (D)	12,127	928,972
Secunet Security Networks AG	439	88,983
SGL Carbon SE (A)	17,099	53,556
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Germany (continued)
Siltronic AG	7,643	$754,981
Sixt Leasing SE (A)	4,773	99,607
Sixt SE (A)(B)	5,080	409,445
SMA Solar Technology AG (A)	5,354	159,358
SMT Scharf AG (A)	1,261	12,413
Softing AG	2,069	13,714
Software AG	18,193	704,175
STRATEC SE	1,791	162,961
Stroeer SE & Company KGaA (B)	11,244	818,210
Suedzucker AG (B)	34,416	515,031
SUESS MicroTec SE (A)(B)	7,921	91,984
Surteco Group SE	2,163	47,537
Syzygy AG	471	2,825
TAG Immobilien AG (A)	50,856	1,185,427
Takkt AG	17,528	170,571
Technotrans SE (A)	2,893	42,703
Tele Columbus AG (A)(D)	36,372	108,598
Traffic Systems SE	2,239	68,780
VERBIO Vereinigte BioEnergie AG (B)	12,056	120,124
Vossloh AG (A)	4,139	179,954
Wacker Chemie AG	6,099	383,126
Wacker Neuson SE (A)	13,709	186,530
Washtec AG	4,114	169,337
Wuestenrot & Wuerttembergische AG	12,636	230,721
Zeal Network SE (A)	2,472	87,982
Gibraltar 0.0%		201,557
888 Holdings PLC	106,271	201,557
Greece 0.0%		37
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	37
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		23,178
GronlandsBANKEN A/S (A)	313	23,178
Guernsey, Channel Islands 0.0%		66,568
Raven Property Group, Ltd. (A)(B)	158,689	66,568
Hong Kong 2.2%		16,357,082
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aeon Credit Service Asia Company, Ltd.	60,000	40,717
Aeon Stores Hong Kong Company, Ltd.	22,000	5,636
Agritrade Resources, Ltd.	975,000	9,476
Allied Group, Ltd.	18,000	95,134
Allied Properties HK, Ltd.	546,000	132,374
APAC Resources, Ltd.	182,171	21,594
Apollo Future Mobility Group, Ltd. (A)	392,000	19,309
Applied Development Holdings, Ltd. (A)	555,000	11,151
APT Satellite Holdings, Ltd.	74,500	22,754
Asia Financial Holdings, Ltd.	94,000	40,139
Asia Standard International Group, Ltd.	236,000	27,225
Asiasec Properties, Ltd.	103,000	15,007
ASM Pacific Technology, Ltd.	3,200	29,360
Associated International Hotels, Ltd.	26,000	54,338
Best Food Holding Company, Ltd. (A)	62,000	7,227
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Hong Kong (continued)
BOCOM International Holdings Company, Ltd.	346,000	$45,275
BOE Varitronix, Ltd.	305,000	80,356
Boill Healthcare Holdings, Ltd. (A)	1,480,000	5,930
Bright Smart Securities & Commodities Group, Ltd.	220,000	26,424
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	62,644
Build King Holdings, Ltd.	150,000	13,568
Burwill Holdings, Ltd. (A)(C)	1,216,000	11,138
Cafe de Coral Holdings, Ltd.	138,000	249,060
Camsing International Holding, Ltd. (A)(C)	124,000	18,556
Century City International Holdings, Ltd.	452,000	24,358
CGN Mining Company, Ltd.	535,000	18,098
Chen Hsong Holdings	40,000	8,773
Chevalier International Holdings, Ltd.	45,524	55,756
China Baoli Technologies Holdings, Ltd. (A)(C)	517,500	5,287
China Best Group Holding, Ltd. (A)	700,000	11,396
China Display Optoelectronics Technology Holdings, Ltd. (A)	344,000	16,787
China Energy Development Holdings, Ltd. (A)	2,938,000	67,287
China Flavors & Fragrances Company, Ltd. (A)	96,000	13,188
China Motor Bus Company, Ltd.	6,400	78,049
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd.	548,000	123,642
China Strategic Holdings, Ltd. (A)	4,597,500	14,313
China Tonghai International Financial, Ltd. (A)	80,000	2,885
China Touyun Tech Group, Ltd. (A)	155,000	5,754
Chinese Estates Holdings, Ltd.	223,000	100,906
Chinlink International Holdings, Ltd. (A)	105,000	9,163
Chinney Investments, Ltd.	36,000	7,556
Chong Hing Bank, Ltd.	80,000	91,891
Chow Sang Sang Holdings International, Ltd.	135,000	130,699
Chuang's China Investments, Ltd.	210,000	10,339
Chuang's Consortium International, Ltd.	340,021	44,541
CITIC Telecom International Holdings, Ltd.	608,000	193,391
CK Life Sciences International Holdings, Inc. (B)	898,000	107,103
CMBC Capital Holdings, Ltd.	630,000	12,232
CNQC International Holdings, Ltd.	85,000	8,231
Convenience Retail Asia, Ltd.	130,000	58,439
Convoy Global Holdings, Ltd. (A)(C)	630,000	9,184
Cosmopolitan International Holdings, Ltd. (A)	160,000	34,305
Cowell e Holdings, Inc.	112,000	22,815
Crocodile Garments (A)	106,000	4,945
CSI Properties, Ltd.	1,976,333	56,695
CST Group, Ltd. (A)	8,135,040	22,219
Dah Sing Banking Group, Ltd.	150,448	133,781
Dah Sing Financial Holdings, Ltd.	66,744	186,803
Dickson Concepts International, Ltd.	63,500	32,417
Digital Domain Holdings, Ltd. (A)	1,000,000	5,184
Dingyi Group Investment, Ltd. (A)	535,000	12,272
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	67,517
Eagle Nice International Holdings, Ltd.	46,000	13,147
EcoGreen International Group, Ltd.	76,000	11,687
eForce Holdings, Ltd. (A)	488,000	7,103
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Capital Group, Ltd. (A)	1,143,000	16,734
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Emperor Entertainment Hotel, Ltd.	185,000	$23,978
Emperor International Holdings, Ltd.	508,250	79,463
Emperor Watch & Jewellery, Ltd.	1,270,000	19,613
Energy International Investments Holdings, Ltd. (A)	700,000	6,699
ENM Holdings, Ltd. (A)	368,000	24,875
Esprit Holdings, Ltd. (A)	851,650	66,094
Fairwood Holdings, Ltd.	30,500	63,146
Far East Consortium International, Ltd.	540,763	158,487
Far East Holdings International, Ltd. (A)	321,000	4,687
First Pacific Company, Ltd.	1,110,000	215,574
First Shanghai Investments, Ltd. (A)	192,000	6,627
Fountain SET Holdings, Ltd.	188,000	25,040
Freeman FinTech Corp., Ltd. (A)(C)	260,000	604
Genting Hong Kong, Ltd. (A)	174,000	13,048
Get Nice Holdings, Ltd.	3,198,000	48,540
Giordano International, Ltd.	535,708	76,998
Global Brands Group Holding, Ltd. (A)	166,600	4,463
Glorious Sun Enterprises, Ltd.	146,000	16,216
Glory Sun Land Group, Ltd. (A)	112,500	9,353
Gold Peak Industries Holdings, Ltd.	90,000	7,485
Golden Resources Development International, Ltd.	298,000	22,330
Gold-Finance Holdings, Ltd. (A)(C)	214,000	1,988
Good Resources Holdings, Ltd. (A)	270,000	2,409
GR Properties, Ltd. (A)	140,000	28,991
Grand Ming Group Holdings, Ltd.	34,000	20,297
Great Eagle Holdings, Ltd.	84,000	200,748
Greater Bay Area Investments Group Holdings, Ltd. (A)	16,480,000	21,260
Greentech Technology International, Ltd. (A)	510,000	6,655
G-Resources Group, Ltd. (A)	10,684,800	55,330
Guangnan Holdings, Ltd.	108,000	9,237
Guotai Junan International Holdings, Ltd. (B)	1,316,600	157,374
Haitong International Securities Group, Ltd. (B)	981,288	200,711
Hang Lung Group, Ltd.	235,000	451,425
Hanison Construction Holdings, Ltd.	143,631	18,779
Hao Tian Development Group, Ltd. (A)	451,733	11,101
Harbour Centre Development, Ltd.	37,500	37,514
HKBN, Ltd.	140,000	240,426
HKBridge Financial Holdings, Ltd. (A)	102,000	7,477
HKR International, Ltd.	361,840	146,345
Hon Kwok Land Investment Company, Ltd.	64,000	18,694
Hong Kong Ferry Holdings Company, Ltd.	46,000	35,599
Hong Kong Finance Investment Holding Group, Ltd. (A)	538,000	51,463
Hong Kong Television Network, Ltd., ADR (A)	1,717	17,857
Hongkong Chinese, Ltd.	224,000	19,500
Hop Hing Group Holdings, Ltd.	920,000	8,610
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	33,232
Hung Hing Printing Group, Ltd.	76,216	9,482
Hutchison Port Holdings Trust	1,279,000	147,522
Hutchison Telecommunications Hong Kong Holdings, Ltd.	776,000	123,569
Hypebeast, Ltd.	50,000	6,158
Hysan Development Company, Ltd.	195,000	531,612
I-CABLE Communications, Ltd. (A)	680,000	4,680
Imagi International Holdings, Ltd. (A)	117,281	8,549
International Housewares Retail Company, Ltd.	124,000	27,519
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Hong Kong (continued)
IPE Group, Ltd. (A)	220,000	$19,904
IRC, Ltd. (A)	1,194,000	10,532
IT, Ltd.	174,808	27,223
ITC Properties Group, Ltd.	128,699	15,230
Jacobson Pharma Corp., Ltd.	176,000	30,290
Johnson Electric Holdings, Ltd. (B)	120,500	207,302
K Wah International Holdings, Ltd.	268,000	110,443
Kader Holdings Company, Ltd.	248,000	16,643
Kaisa Health Group Holdings, Ltd. (A)	540,000	9,826
Karrie International Holdings, Ltd.	130,000	16,659
Keck Seng Investments	19,000	7,762
Kerry Logistics Network, Ltd.	237,500	324,111
Kerry Properties, Ltd.	242,500	576,739
Kingmaker Footwear Holdings, Ltd.	54,000	4,772
Kingston Financial Group, Ltd.	174,000	13,778
Kowloon Development Company, Ltd.	126,000	141,689
Kwoon Chung Bus Holdings, Ltd.	20,000	6,142
Lai Sun Development Company, Ltd.	84,786	88,957
Lai Sun Garment International, Ltd.	31,231	32,697
Landing International Development, Ltd. (A)	523,200	15,761
Landsea Green Properties Company, Ltd. (A)	404,000	39,761
Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	385,500	50,380
Lerthai Group, Ltd. (A)	18,000	11,660
Leyou Technologies Holdings, Ltd. (A)(B)	370,000	112,950
Lifestyle International Holdings, Ltd.	169,000	130,301
Lippo China Resources, Ltd.	1,028,000	20,609
Lippo, Ltd.	31,250	9,120
Liu Chong Hing Investment, Ltd.	76,000	66,185
Luk Fook Holdings International, Ltd.	144,000	253,858
Lung Kee Bermuda Holdings, Ltd.	48,000	13,316
Magnificent Hotel Investment, Ltd.	438,000	5,781
Man Wah Holdings, Ltd.	593,600	466,328
Mandarin Oriental International, Ltd.	48,800	70,362
Mason Group Holdings, Ltd.	9,029,000	24,882
Maxnerva Technology Services, Ltd. (A)	66,000	2,680
Melco International Development, Ltd.	219,000	416,794
Midland Holdings, Ltd. (A)	162,090	17,717
Ming Fai International Holdings, Ltd.	41,000	3,872
Miramar Hotel & Investment	86,000	154,450
Modern Dental Group, Ltd.	135,000	24,809
Nameson Holdings, Ltd.	196,000	10,661
National Electronics Holdings	88,000	11,918
National United Resources Holdings, Ltd. (A)(C)	1,090,000	14,976
Neo-Neon Holdings, Ltd. (A)	134,000	8,826
NewOcean Energy Holdings, Ltd. (A)(B)	336,000	30,906
Nimble Holdings Company, Ltd. (A)	120,000	6,191
NOVA Group Holdings, Ltd.	195,000	6,309
NWS Holdings, Ltd.	274,000	216,119
OP Financial, Ltd.	376,000	44,817
Oriental Press Group, Ltd.	96,000	5,773
Oriental Watch Holdings	190,000	46,612
Oshidori International Holdings, Ltd.	1,807,200	176,809
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	2,173,000	262,490
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Pacific Textiles Holdings, Ltd.	352,000	$147,755
Pak Fah Yeow International, Ltd.	20,000	5,613
Paliburg Holdings, Ltd.	101,380	26,184
Paradise Entertainment, Ltd. (A)	176,000	16,783
PC Partner Group, Ltd. (A)	24,000	3,800
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Shape Medical, Ltd.	172,000	47,639
Pico Far East Holdings, Ltd.	254,000	32,838
Playmates Holdings, Ltd.	640,000	71,176
Playmates Toys, Ltd. (A)	164,000	5,744
Plover Bay Technologies, Ltd.	88,000	11,064
Polytec Asset Holdings, Ltd.	611,700	64,825
PT International Development Company, Ltd. (A)	453,327	20,537
Public Financial Holdings, Ltd.	126,000	35,120
PYI Corp., Ltd. (A)	1,336,801	11,632
Rare Earth Magnesium Technology Group Holdings, Ltd.	620,000	17,556
Regal Hotels International Holdings, Ltd.	117,200	50,929
Regina Miracle International Holdings, Ltd. (D)	67,000	21,153
Sa Sa International Holdings, Ltd. (B)	505,018	76,925
Samson Holding, Ltd. (A)	120,000	3,715
SAS Dragon Holdings, Ltd.	84,000	25,692
SEA Holdings, Ltd.	68,484	47,706
Shangri-La Asia, Ltd.	312,000	268,498
Shenwan Hongyuan HK, Ltd.	120,000	12,001
Shun Ho Property Investments, Ltd.	7,227	1,553
Shun Tak Holdings, Ltd.	641,250	228,211
Sincere Watch Hong Kong, Ltd. (A)	1,190,000	11,669
Sing Tao News Corp., Ltd.	118,000	17,029
Singamas Container Holdings, Ltd.	682,000	39,819
SITC International Holdings Company, Ltd.	429,000	406,877
Sitoy Group Holdings, Ltd.	135,000	8,091
SmarTone Telecommunications Holdings, Ltd.	141,089	73,732
SOCAM Development, Ltd. (A)	25,426	5,400
Soundwill Holdings, Ltd.	39,500	35,619
Stella International Holdings, Ltd.	178,000	186,995
Success Universe Group, Ltd. (A)	360,000	7,422
Summit Ascent Holdings, Ltd. (A)	210,000	16,523
Sun Hung Kai & Company, Ltd.	216,318	86,936
SUNeVision Holdings, Ltd.	173,000	105,481
Synergy Group Holdings International, Ltd. (A)	104,000	3,799
TAI Cheung Holdings, Ltd.	115,000	73,111
Tai United Holdings, Ltd. (A)	115,000	1,104
Tan Chong International, Ltd.	63,000	15,090
Tao Heung Holdings, Ltd.	95,000	11,318
Television Broadcasts, Ltd.	124,100	158,554
Texwinca Holdings, Ltd.	404,000	53,523
The Cross-Harbour Holdings, Ltd.	117,833	165,908
The Hongkong & Shanghai Hotels, Ltd.	197,000	172,033
The United Laboratories International Holdings, Ltd.	308,500	275,576
Theme International Holdings, Ltd. (A)	855,000	9,539
TOM Group, Ltd. (A)	718,000	101,536
Tradelink Electronic Commerce, Ltd.	186,000	20,448
Transport International Holdings, Ltd. (B)	91,615	171,809
Trinity, Ltd. (A)	408,000	6,618
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Hong Kong (continued)
Tsui Wah Holdings, Ltd.	170,000	$6,964
Union Medical Healthcare, Ltd.	59,000	30,281
Up Energy Development Group, Ltd. (A)(C)	898,000	1,494
Upbest Group, Ltd.	8,000	979
Value Convergence Holdings, Ltd. (A)	172,000	5,684
Value Partners Group, Ltd.	104,000	39,039
Valuetronics Holdings, Ltd.	125,150	57,404
Vanke Overseas Investment Holding Company, Ltd.	35,000	12,470
Vantage International Holdings, Ltd.	120,000	6,037
Vedan International Holdings, Ltd.	168,000	15,400
Vitasoy International Holdings, Ltd. (B)	174,000	649,479
VSTECS Holdings, Ltd.	324,400	145,117
VTech Holdings, Ltd.	58,600	354,823
Wai Kee Holdings, Ltd.	72,000	34,896
Wang On Group, Ltd.	1,780,000	16,901
Win Hanverky Holdings, Ltd.	152,000	5,889
Winfull Group Holdings, Ltd. (A)	216,000	1,060
Wing On Company International, Ltd.	28,000	64,992
Wing Tai Properties, Ltd.	118,000	62,280
Wonderful Sky Financial Group Holdings, Ltd.	46,000	4,051
YGM Trading, Ltd.	22,000	7,387
YT Realty Group, Ltd.	47,109	12,453
YTO Express Holdings, Ltd.	36,000	6,078
Yue Yuen Industrial Holdings, Ltd.	237,500	341,985
Zhaobangji Properties Holdings, Ltd. (A)	632,000	106,352
Ireland 0.5%		3,528,890
Bank of Ireland Group PLC (A)	215,337	384,597
C&C Group PLC	117,179	279,107
Cairn Homes PLC	123,293	123,925
Datalex PLC (A)(C)	4,124	3,564
FBD Holdings PLC (A)	8,155	62,080
Glanbia PLC	46,707	511,114
Grafton Group PLC	110,880	857,488
Greencore Group PLC	227,934	382,464
Hostelworld Group PLC (D)	10,851	10,286
Irish Continental Group PLC	42,651	163,874
Permanent TSB Group Holdings PLC (A)	11,820	6,041
UDG Healthcare PLC	81,694	744,350
Isle of Man 0.1%		620,703
Hansard Global PLC	11,952	5,132
Playtech PLC	155,097	509,702
Strix Group PLC (B)	45,890	105,869
Israel 1.4%		10,430,074
Adgar Investment and Development, Ltd. (B)	21,013	30,743
Afcon Holdings, Ltd. (A)	661	23,078
AFI Properties, Ltd. (A)	7,977	224,771
Africa Israel Residences, Ltd.	983	24,309
Airport City, Ltd. (A)	1	7
Allot, Ltd. (A)	11,145	123,727
Alrov Properties and Lodgings, Ltd.	2,216	52,095
Arad, Ltd.	2,993	48,423
Arko Holdings, Ltd. (A)	84,645	17,901
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Israel (continued)
Ashtrom Group, Ltd.	10,140	$134,500
Ashtrom Properties, Ltd.	14,979	65,984
Atreyu Capital Markets, Ltd.	3,104	44,917
AudioCodes, Ltd.	10,166	368,874
Avgol Industries 1953, Ltd. (A)	33,538	32,936
Azorim-Investment Development & Construction Company, Ltd. (A)	37,724	63,532
Bayside Land Corp.	371	208,679
Bet Shemesh Engines Holdings 1997, Ltd. (A)	2,169	41,970
Big Shopping Centers, Ltd.	1,867	131,105
Blue Square Real Estate, Ltd.	1,795	89,375
Bonus Biogroup, Ltd. (A)	66,790	7,964
Brainsway, Ltd. (A)	5,096	19,687
Camtek, Ltd.	7,005	89,685
Carasso Motors, Ltd.	12,009	33,866
Cellcom Israel, Ltd. (A)	31,945	101,458
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	1,000	3,122
Ceragon Networks, Ltd. (A)	14,289	33,579
Clal Insurance Enterprises Holdings, Ltd. (A)	10,232	86,220
Compugen, Ltd. (A)	21,052	285,659
Danel Adir Yeoshua, Ltd.	1,822	186,772
Delek Automotive Systems, Ltd.	12,459	65,222
Delek Group, Ltd.	241	6,494
Delta Galil Industries, Ltd.	3,337	48,920
Dor Alon Energy in Israel 1988, Ltd. (A)	2,265	47,627
Duniec Brothers, Ltd.	677	19,325
El Al Israel Airlines (A)(B)	137,546	25,388
Electra Consumer Products 1970, Ltd.	3,782	86,672
Electra Real Estate, Ltd. (A)	8,261	38,405
Electra, Ltd.	660	313,819
Electreon Wireless, Ltd. (A)	1,073	53,684
Energix-Renewable Energies, Ltd. (A)	48,578	186,648
Enlight Renewable Energy, Ltd. (A)	172,359	274,888
Equital, Ltd. (A)	8,530	183,497
Evogene, Ltd. (A)	5,330	5,623
First International Bank of Israel, Ltd.	1	14
FMS Enterprises Migun, Ltd.	962	27,694
Formula Systems 1985, Ltd.	3,729	287,671
Fox Wizel, Ltd.	3,426	128,594
Gilat Satellite Networks, Ltd. (A)	11,617	98,529
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	6,345
Hadera Paper, Ltd. (A)	1,499	48,521
Ham-Let Israel-Canada, Ltd. (A)	2,259	36,821
Harel Insurance Investments & Financial Services, Ltd.	42,237	264,554
Hilan, Ltd. (A)	5,426	231,057
IDI Insurance Company, Ltd.	2,800	72,499
IES Holdings, Ltd. (A)	762	40,677
Inrom Construction Industries, Ltd.	19,017	63,864
Intercure, Ltd. (A)	17,839	23,080
Israel Canada T.R., Ltd.	47,404	66,627
Israel Land Development - Urban Renewal, Ltd.	4,391	35,688
Isras Investment Company, Ltd.	541	94,180
Issta Lines, Ltd. (A)	1,677	22,465
Itamar Medical, Ltd. (A)	41,026	21,801
Kamada, Ltd. (A)	11,932	85,606
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Israel (continued)
Kerur Holdings, Ltd.	1,874	$49,726
Klil Industries, Ltd. (A)	300	22,411
Levinstein Properties, Ltd.	1,350	25,834
Magic Software Enterprises, Ltd.	10,744	112,108
Malam - Team, Ltd.	214	42,892
Matrix IT, Ltd.	15,061	338,090
Maytronics, Ltd.	16,549	156,670
Mediterranean Towers, Ltd. (A)	29,603	61,121
Mega Or Holdings, Ltd.	6,183	145,554
Mehadrin, Ltd. (A)	167	5,328
Meitav Dash Investments, Ltd.	9,168	22,833
Menora Mivtachim Holdings, Ltd.	11,021	140,659
Migdal Insurance & Financial Holdings, Ltd.	140,977	79,098
Minrav Holdings, Ltd.	126	16,228
Mivne Real Estate KD, Ltd. (A)	47,165	100,274
Mivtach Shamir Holdings, Ltd. (A)	1,455	24,481
Naphtha Israel Petroleum Corp., Ltd. (A)	14,316	56,543
Nawi Brothers, Ltd. (A)	6,442	24,369
Neto ME Holdings, Ltd.	616	32,979
Nova Measuring Instruments, Ltd. (A)	8,996	445,430
Novolog, Ltd. (A)	61,707	44,798
NR Spuntech Industries, Ltd.	7,555	19,469
Oil Refineries, Ltd.	526,893	127,671
One Software Technologies, Ltd.	1,189	86,445
OPC Energy, Ltd.	11,638	98,442
Partner Communications Company, Ltd. (A)	55,594	231,493
Paz Oil Company, Ltd. (A)	3,404	280,622
Perion Network, Ltd. (A)	7,639	44,596
Plasson Industries, Ltd.	1,357	45,347
Plus500, Ltd.	28,762	469,585
Priortech, Ltd.	2,125	25,839
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,696	169,236
Scope Metals Group, Ltd.	2,885	48,671
Shapir Engineering and Industry, Ltd. (A)	32,037	206,391
Shikun & Binui, Ltd.	64,196	243,624
Shufersal, Ltd.	25,469	172,022
Summit Real Estate Holdings, Ltd.	15,438	177,456
Suny Cellular Communication, Ltd. (A)	18,682	5,341
Tadiran Holdings, Ltd.	791	36,977
Telsys	1,590	31,971
The Phoenix Holdings, Ltd. (A)	47,349	223,342
Tower Semiconductor, Ltd. (A)	1	13
Union Bank of Israel	5,355	23,837
Victory Supermarket Chain, Ltd.	2,484	52,594
YH Dimri Construction & Development, Ltd.	2,432	74,227
Italy 4.0%		29,734,919
A2A SpA	651,803	909,482
ACEA SpA	22,534	436,969
Aeffe SpA (A)(B)	24,188	25,755
Amplifon SpA (A)	36,609	1,024,180
Anima Holding SpA (D)	146,027	619,068
Aquafil SpA (A)(B)	2,427	8,153
Arnoldo Mondadori Editore SpA (A)	86,730	101,786
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Italy (continued)
AS Roma SpA (A)	56,520	$29,491
Ascopiave SpA	25,679	116,310
Autogrill SpA	46,822	265,255
Autostrade Meridionali SpA (A)	562	13,106
Avio SpA (A)	10,093	174,665
Azimut Holding SpA (B)	52,391	873,992
B&C Speakers SpA (A)	959	10,875
Banca Carige SpA (A)(C)	14,180	21
Banca Farmafactoring SpA (D)	46,719	278,032
Banca Finnat Euramerica SpA (A)	29,383	7,082
Banca Generali SpA (B)	21,107	575,884
Banca IFIS SpA	11,788	109,406
Banca Mediolanum SpA	9,180	61,372
Banca Monte dei Paschi di Siena SpA (A)	1,513	2,223
Banca Popolare di Sondrio SCPA (A)	194,501	316,956
Banca Profilo SpA	121,842	20,557
Banca Sistema SpA (A)(D)	23,962	36,593
Banco BPM SpA (A)(B)	714,718	919,134
Banco di Desio e della Brianza SpA	13,389	36,344
BasicNet SpA	12,397	50,587
Be Shaping The Future SpA	26,372	32,829
BF SpA (A)	3,630	13,674
Biesse SpA (A)	5,189	54,032
BPER Banca (A)(B)	191,149	460,546
Brunello Cucinelli SpA (A)(B)	13,152	428,251
Buzzi Unicem SpA	33,537	670,593
Buzzi Unicem SpA, Savings Shares	13,458	155,944
Cairo Communication SpA (A)	39,540	64,226
Carel Industries SpA (D)	6,235	117,737
Carraro SpA (A)	6,932	11,146
Cementir Holding NV	23,005	157,566
Cerved Group SpA (A)	75,982	526,965
CIR SpA-Compagnie Industriali (A)	340,106	154,878
Credito Emiliano SpA (A)	45,504	219,314
Credito Valtellinese SpA (A)	2,313,120	143,902
Danieli & C Officine Meccaniche SpA (B)	6,990	91,307
Danieli & C Officine Meccaniche SpA, Savings Shares	9,256	65,919
Datalogic SpA	8,307	104,708
De' Longhi SpA (A)	23,409	501,413
DeA Capital SpA (A)	51,454	79,463
DiaSorin SpA	2,337	491,126
doValue SpA (A)(D)	16,243	123,628
Elica SpA (A)	10,005	32,401
Emak SpA	28,372	18,983
Enav SpA (D)	60,977	277,752
ERG SpA	25,126	556,174
Esprinet SpA (A)	17,722	88,703
Eurotech SpA (A)(B)	15,408	104,314
Falck Renewables SpA	62,064	374,439
Fiera Milano SpA (B)	13,870	52,557
Fila SpA (A)	2,736	25,480
Fincantieri SpA (A)(B)	239,241	162,614
FinecoBank Banca Fineco SpA (A)	15,013	175,853
FNM SpA (B)	72,366	34,731
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Italy (continued)
Freni Brembo SpA (A)	58,131	$547,966
GEDI Gruppo Editoriale SpA (A)	54,336	27,765
Gefran SpA (A)	1,600	8,484
Geox SpA (A)	22,422	16,433
Gruppo MutuiOnline SpA	10,709	213,150
Guala Closures SpA (A)(B)	13,049	91,889
Hera SpA	323,845	1,240,271
Illimity Bank SpA (A)	18,460	148,822
IMA Industria Macchine Automatiche SpA (A)(B)	5,235	319,529
IMMSI SpA (A)(B)	101,365	39,136
Intek Group SpA (A)	66,972	16,236
Interpump Group SpA	27,899	838,455
Iren SpA	248,032	619,413
Italgas SpA	206,901	1,126,661
Italmobiliare SpA	6,529	175,498
Juventus Football Club SpA (A)(B)	130,865	134,957
La Doria SpA	6,327	73,891
Leonardo SpA	136,211	855,111
LU-VE SpA	2,562	32,827
Maire Tecnimont SpA (A)	65,851	104,883
MARR SpA (A)(B)	13,640	199,856
Massimo Zanetti Beverage Group SpA (D)	3,791	15,870
Mediaset SpA (A)(B)	170,993	294,509
Openjobmetis SpA Agenzia per il Lavoro	4,189	29,747
OVS SpA (A)(B)(D)	86,493	88,604
Piaggio & C SpA	78,379	189,344
Pirelli & C. SpA (A)(D)	166,095	747,518
Prima Industrie SpA (A)	1,462	23,067
Prysmian SpA	85,454	1,831,533
RAI Way SpA (D)	40,725	249,195
Reno de Medici SpA (B)	86,273	67,644
Reply SpA	8,288	729,072
Retelit SpA (B)	39,468	69,028
Rizzoli Corriere Della Sera Mediagroup SpA (A)(B)	44,608	30,974
Sabaf SpA (A)	2,928	33,447
SAES Getters SpA	2,224	58,422
Safilo Group SpA (A)(B)	16,568	13,734
Saipem SpA (B)	256,962	615,848
Salvatore Ferragamo SpA (A)(B)	24,955	349,284
Saras SpA (A)	260,853	234,889
Servizi Italia SpA	3,687	10,690
Sesa SpA	2,556	145,401
Societa Cattolica di Assicurazioni SC (A)	85,898	397,116
Sogefi SpA (A)	10,059	9,744
SOL SpA (B)	9,408	108,196
Tamburi Investment Partners SpA (B)	55,134	365,980
Technogym SpA (A)(D)	36,463	303,281
Tinexta SpA	8,122	104,367
Tod's SpA (A)(B)	3,519	93,369
TXT e-solutions SpA (A)	3,737	34,015
Unieuro SpA (D)	5,335	48,555
Unione di Banche Italiane SpA (A)(B)	383,598	1,087,951
Unipol Gruppo SpA (A)	186,141	657,097
Webuild SpA	63,047	87,793
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Italy (continued)
Wiit SpA	152	$18,323
Zignago Vetro SpA	12,499	163,633
Japan 25.5%		187,862,427
A&D Company, Ltd.	8,600	60,220
Abist Company, Ltd.	1,300	29,623
Access Company, Ltd.	6,400	57,108
Achilles Corp.	5,800	91,599
AD Works Group Company, Ltd.	10,540	18,178
Adastria Company, Ltd.	11,440	185,305
ADEKA Corp.	34,891	486,447
Ad-sol Nissin Corp. (B)	2,800	67,582
Advan Company, Ltd.	9,100	102,212
Advance Create Company, Ltd.	1,600	33,997
Advanex, Inc.	1,000	12,438
Advantage Risk Management Company, Ltd.	1,800	15,087
Adventure, Inc.	600	19,007
Adways, Inc.	4,800	14,079
Aeon Delight Company, Ltd.	5,800	166,695
Aeon Fantasy Company, Ltd.	3,300	58,399
Aeon Hokkaido Corp.	7,700	55,955
Aeria, Inc. (A)	4,300	20,402
AFC-HD AMS Life Science Company, Ltd.	1,800	11,379
Ahresty Corp.	9,400	32,237
Ai Holdings Corp.	14,600	195,939
Aichi Corp.	15,500	108,015
Aichi Steel Corp.	5,100	143,658
Aichi Tokei Denki Company, Ltd.	1,100	44,659
Aida Engineering, Ltd.	23,500	160,739
Aiful Corp. (A)	147,400	366,612
Aigan Company, Ltd. (A)	4,300	8,687
Ainavo Holdings Company, Ltd.	2,400	17,761
Aiphone Company, Ltd.	4,600	67,696
Airport Facilities Company, Ltd.	11,800	48,165
Airtrip Corp. (A)	2,000	23,368
Aisan Industry Company, Ltd.	17,500	94,621
Aizawa Securities Company, Ltd.	16,600	107,033
Ajis Company, Ltd.	1,600	40,090
Akatsuki Corp.	6,800	17,600
Akatsuki, Inc.	2,200	83,344
Akebono Brake Industry Company, Ltd. (A)	25,300	44,952
Albis Company, Ltd.	2,200	43,476
Alconix Corp.	8,400	99,371
Alinco, Inc.	5,400	47,805
Alpen Company, Ltd. (B)	8,400	137,575
Alpha Corp.	2,500	22,120
Alpha Systems, Inc.	920	33,889
AlphaPolis Company, Ltd. (A)	1,100	25,228
Alps Logistics Company, Ltd.	6,000	43,475
Altech Corp.	7,130	128,597
Amano Corp.	10,200	221,191
Amiyaki Tei Company, Ltd.	2,000	58,894
Amuse, Inc.	2,300	51,377
Anabuki Kosan, Inc.	1,000	16,097
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Japan (continued)
Anest Iwata Corp.	13,300	$106,725
AOI Electronics Company, Ltd.	1,600	32,582
AOI TYO Holdings, Inc.	12,810	60,180
AOKI Holdings, Inc.	19,400	124,038
Aoyama Trading Company, Ltd.	22,700	173,145
Aoyama Zaisan Networks Company, Ltd.	2,200	32,672
Apaman Company, Ltd.	3,100	16,004
Arakawa Chemical Industries, Ltd.	8,200	99,529
Arata Corp.	5,700	241,287
Araya Industrial Company, Ltd.	1,200	12,758
Arcland Sakamoto Company, Ltd.	13,700	151,575
Arcland Service Holdings Company, Ltd.	6,900	122,506
Arcs Company, Ltd.	17,884	362,996
Ardepro Company, Ltd. (A)	60,800	27,049
Arealink Company, Ltd.	6,400	57,523
Argo Graphics, Inc.	6,500	223,926
Arisawa Manufacturing Company, Ltd.	15,000	113,115
Arrk Corp. (A)	24,300	25,522
Artnature, Inc.	6,300	37,271
ArtSpark Holdings, Inc.	500	3,400
As One Corp.	600	66,311
Asahi Broadcasting Group Holdings Corp.	4,000	27,301
Asahi Company, Ltd.	7,500	108,034
Asahi Diamond Industrial Company, Ltd.	23,100	109,553
Asahi Holdings, Inc.	14,500	371,813
Asahi Kogyosha Company, Ltd.	1,700	49,156
Asahi Net, Inc.	6,800	68,006
Asahi Printing Company, Ltd.	3,100	26,158
ASAHI YUKIZAI Corp.	6,100	86,269
Asante, Inc.	2,700	38,607
Asanuma Corp.	3,100	121,621
Asax Company, Ltd.	4,100	24,304
Ashimori Industry Company, Ltd.	1,599	13,616
Asia Pile Holdings Corp.	11,600	49,854
ASKA Pharmaceutical Company, Ltd.	10,100	111,027
ASKUL Corp.	4,800	145,704
Asti Corp.	700	8,533
Asukanet Company, Ltd.	2,200	31,801
Ateam, Inc.	7,200	51,563
Atom Corp. (B)	26,000	215,315
Atrae, Inc. (A)	3,500	104,982
Atsugi Company, Ltd.	6,700	38,411
Aucfan Company, Ltd. (A)	1,700	12,164
Aucnet, Inc.	1,000	10,517
Autobacs Seven Company, Ltd.	24,900	305,630
Avant Corp.	8,200	86,003
Avantia Company, Ltd.	5,700	41,439
Avex, Inc.	15,000	132,600
Axell Corp.	1,700	13,408
Axial Retailing, Inc.	5,800	223,011
Axyz Company, Ltd.	500	12,400
Azia Company, Ltd.	1,000	12,640
Bando Chemical Industries, Ltd.	18,800	109,792
Bank of the Ryukyus, Ltd.	15,300	138,272
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Baroque Japan, Ltd.	2,500	$15,126
BayCurrent Consulting, Inc.	4,800	338,214
Beaglee, Inc. (A)	1,800	26,154
Beauty Garage, Inc.	100	1,622
Beenos, Inc.	2,400	24,112
Belc Company, Ltd.	4,400	271,422
Bell System24 Holdings, Inc.	13,500	170,769
Belluna Company, Ltd.	26,400	133,024
BeNEXT Group, Inc.	9,600	73,158
Bengo4.com, Inc. (A)	1,800	144,608
Bic Camera, Inc.	16,000	168,608
Biofermin Pharmaceutical Company, Ltd.	2,100	44,484
B-Lot Company, Ltd.	3,000	19,128
BML, Inc.	9,900	279,226
Bookoff Group Holdings, Ltd. (B)	2,900	23,501
Bourbon Corp.	1,500	25,107
BP Castrol KK	2,600	31,450
Br. Holdings Corp.	9,900	53,417
BrainPad, Inc. (A)(B)	1,300	59,829
Broadleaf Company, Ltd. (B)	37,100	193,023
BRONCO BILLY Company, Ltd.	4,100	92,537
Bull-Dog Sauce Company, Ltd.	2,800	29,220
Bunka Shutter Company, Ltd.	24,200	181,222
Business Brain Showa-Ota, Inc.	800	19,750
C Uyemura & Company, Ltd.	2,200	132,491
CAC Holdings Corp.	5,500	66,378
Can Do Company, Ltd. (B)	3,800	66,348
Canare Electric Company, Ltd.	1,500	24,425
Canon Electronics, Inc.	9,800	156,746
Capital Asset Planning, Inc.	200	1,351
Career Design Center Company, Ltd.	2,500	22,832
Carenet, Inc.	700	7,680
Carlit Holdings Company, Ltd.	7,200	37,089
Cawachi, Ltd.	7,900	193,113
Central Automotive Products, Ltd.	3,600	72,269
Central Glass Company, Ltd.	12,286	224,868
Central Security Patrols Company, Ltd.	3,200	135,426
Central Sports Company, Ltd.	2,400	58,071
Ceres, Inc.	2,700	31,234
Charm Care Corp. KK	5,400	45,098
Chikaranomoto Holdings Company, Ltd.	1,000	7,221
Chilled & Frozen Logistics Holdings Company, Ltd.	6,200	87,925
CHIMNEY Company, Ltd.	1,800	30,086
Chino Corp.	2,500	33,495
Chiyoda Company, Ltd.	8,800	86,155
Chiyoda Integre Company, Ltd.	5,200	85,180
Chodai Company, Ltd.	2,800	26,817
Chofu Seisakusho Company, Ltd.	8,500	183,503
Chori Company, Ltd.	5,300	89,620
Chubu Shiryo Company, Ltd.	9,900	153,437
Chudenko Corp.	13,000	279,748
Chuetsu Pulp & Paper Company, Ltd.	4,200	57,324
Chugai Ro Company, Ltd.	2,400	35,511
Chugoku Marine Paints, Ltd.	22,800	173,720
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Japan (continued)
Chuo Gyorui Company, Ltd.	300	$7,012
Chuo Spring Company, Ltd.	1,600	42,235
Chuo Warehouse Company, Ltd.	2,600	24,562
CI Takiron Corp.	16,400	112,340
Citizen Watch Company, Ltd.	127,600	457,487
CK-San-Etsu Company, Ltd.	800	23,961
Cleanup Corp.	9,700	47,016
CMC Corp.	800	17,530
CMIC Holdings Company, Ltd.	5,600	79,475
CMK Corp.	27,300	103,771
cocokara fine, Inc.	8,130	411,953
Colowide Company, Ltd.	22,200	332,562
Comany, Inc.	1,000	11,855
Computer Engineering & Consulting, Ltd.	11,000	191,197
Computer Institute of Japan, Ltd.	5,100	44,769
Comture Corp.	8,600	237,619
CONEXIO Corp.	6,300	86,933
Core Corp.	2,100	24,098
Corona Corp.	7,000	60,761
Cosel Company, Ltd.	11,500	100,256
Cosmo Energy Holdings Company, Ltd.	23,800	378,444
Cosmos Initia Company, Ltd.	6,900	25,595
Cota Company, Ltd.	5,541	62,131
Create Medic Company, Ltd.	2,400	21,882
Create Restaurants Holdings, Inc.	34,000	261,761
Create SD Holdings Company, Ltd. (B)	7,900	250,612
Creek & River Company, Ltd.	4,600	45,363
Cresco, Ltd.	5,800	84,204
CTI Engineering Company, Ltd.	5,100	83,275
CTS Company, Ltd.	11,100	72,903
Cube System, Inc.	2,300	16,482
Curves Holdings Company, Ltd. (A)	15,800	96,841
Cyber Com Company, Ltd.	900	15,872
Cybernet Systems Company, Ltd.	6,300	39,617
Cybozu, Inc.	8,100	209,524
Dai Nippon Toryo Company, Ltd.	11,000	100,923
Daibiru Corp.	19,000	185,630
Dai-Dan Company, Ltd.	5,100	136,961
Daido Kogyo Company, Ltd.	3,900	23,566
Daido Metal Company, Ltd.	20,800	110,232
Daido Steel Company, Ltd. (B)	12,200	418,729
Daidoh, Ltd.	7,200	15,230
Daihatsu Diesel Manufacturing Company, Ltd.	11,100	44,489
Daihen Corp.	7,400	248,805
Daiho Corp.	6,700	156,524
Dai-Ichi Cutter Kogyo KK	600	10,327
Daiichi Jitsugyo Company, Ltd.	3,900	137,088
Daiichi Kensetsu Corp.	800	12,729
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	51,411
Dai-ichi Seiko Company, Ltd.	5,000	120,336
Daiichikosho Company, Ltd.	3,500	122,985
Daiken Corp.	4,800	77,333
Daiken Medical Company, Ltd.	2,900	17,131
Daiki Aluminium Industry Company, Ltd.	14,800	83,919
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Daiki Axis Company, Ltd.	1,500	$11,034
Daiko Denshi Tsushin, Ltd.	2,000	13,201
Daikoku Denki Company, Ltd.	3,600	42,269
Daikokutenbussan Company, Ltd. (B)	2,700	101,340
Daikyonishikawa Corp.	17,100	96,882
Dainichi Company, Ltd.	5,000	32,442
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	6,500	151,082
Daiohs Corp.	1,700	17,917
Daiseki Company, Ltd.	15,300	400,721
Daishi Hokuetsu Financial Group, Inc.	15,600	329,097
Daishinku Corp.	2,600	48,230
Daisue Construction Company, Ltd.	2,300	16,596
Daito Pharmaceutical Company, Ltd.	4,450	180,134
Daitron Company, Ltd.	4,500	70,948
Daiwa Industries, Ltd.	14,400	131,066
Daiwabo Holdings Company, Ltd.	7,200	484,330
DCM Holdings Company, Ltd.	50,020	519,410
DD Holdings Company, Ltd.	4,400	42,347
Dear Life Company, Ltd.	6,600	29,135
Delica Foods Holdings Company, Ltd.	1,800	10,885
DeNA Company, Ltd.	20,700	284,677
Denki Kogyo Company, Ltd.	4,400	108,455
Densan System Company, Ltd. (B)	2,900	94,684
Denyo Company, Ltd.	6,900	123,196
Descente, Ltd. (A)	11,900	177,686
Dexerials Corp.	24,100	193,092
Digital Arts, Inc.	4,500	360,158
Digital Garage, Inc.	6,200	220,519
Digital Hearts Holdings Company, Ltd.	3,200	26,091
Digital Information Technologies Corp.	1,800	25,041
Dip Corp.	11,500	270,670
DKS Company, Ltd.	3,600	158,018
DMG Mori Company, Ltd. (B)	43,100	525,821
Doshisha Company, Ltd.	10,100	147,194
Double Standard, Inc.	400	18,190
Doutor Nichires Holdings Company, Ltd.	14,793	251,872
Dowa Holdings Company, Ltd.	11,900	381,890
Dream Incubator, Inc. (A)	3,000	43,318
Drecom Company, Ltd. (A)	4,400	28,098
DSB Company, Ltd.	2,200	18,812
DTS Corp.	15,300	325,941
Duskin Company, Ltd.	15,600	427,290
Dvx, Inc.	1,200	10,401
DyDo Group Holdings, Inc. (B)	4,700	230,918
Dynic Corp.	2,300	16,483
Eagle Industry Company, Ltd.	13,600	95,907
Earth Corp.	4,100	271,440
EAT&Company, Ltd.	1,800	29,915
Ebara Foods Industry, Inc.	1,600	32,707
Ebara Jitsugyo Company, Ltd.	3,100	75,373
Ebase Company, Ltd.	9,400	113,876
Eco's Company, Ltd.	3,500	61,984
EDION Corp.	35,300	327,992
EF-ON, Inc.	10,380	60,096
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Japan (continued)
eGuarantee, Inc.	11,500	$233,716
E-Guardian, Inc.	2,900	68,586
Eidai Company, Ltd.	12,000	33,526
Eiken Chemical Company, Ltd.	12,800	219,277
Eizo Corp.	6,800	253,748
Elan Corp.	5,500	92,009
Elecom Company, Ltd.	6,900	329,300
Elematec Corp.	6,800	56,383
EM Systems Company, Ltd.	13,400	105,170
Endo Lighting Corp.	3,000	15,760
Enigmo, Inc.	10,300	96,359
en-japan, Inc.	7,200	194,737
Enomoto Company, Ltd.	900	9,149
Enplas Corp.	3,900	83,408
Enshu, Ltd.	1,800	16,052
Entrust, Inc.	3,300	22,911
EPCO Company, Ltd.	700	7,547
EPS Holdings, Inc.	13,200	136,105
eRex Company, Ltd.	8,000	109,831
ES-Con Japan, Ltd.	15,500	116,241
ESCRIT, Inc.	1,400	5,836
Escrow Agent Japan, Inc.	4,000	7,565
Eslead Corp.	3,700	52,174
ESPEC Corp.	8,000	131,202
Exedy Corp.	13,400	216,469
Extreme Company, Ltd.	700	10,793
F&M Company, Ltd.	1,500	16,387
Faith, Inc.	3,110	19,211
FALCO HOLDINGS Company, Ltd.	3,200	49,423
FAN Communications, Inc.	24,900	109,802
FCC Company, Ltd.	14,800	252,649
FDK Corp. (A)	5,300	30,091
Feed One Company, Ltd.	40,540	70,127
Felissimo Corp.	1,900	18,607
Fenwal Controls of Japan, Ltd.	700	9,058
Ferrotec Holdings Corp.	15,600	105,365
FFRI, Inc. (A)	600	13,190
FIDEA Holdings Company, Ltd.	65,406	65,038
Fields Corp.	6,400	22,807
Financial Products Group Company, Ltd. (B)	20,800	117,443
FINDEX, Inc.	3,900	35,217
First Brothers Company, Ltd.	900	6,322
First Juken Company, Ltd.	3,400	28,946
First-corp, Inc.	2,000	9,978
Fixstars Corp.	4,000	48,998
FJ Next Company, Ltd.	7,600	62,272
Focus Systems Corp.	2,900	24,854
Forval Corp.	1,600	17,355
Foster Electric Company, Ltd.	10,100	115,276
France Bed Holdings Company, Ltd.	8,800	68,880
Freebit Company, Ltd.	3,500	28,576
Freund Corp.	3,000	17,195
F-Tech, Inc.	5,900	28,888
FTGroup Company, Ltd.	3,900	48,781
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Fudo Tetra Corp.	7,520	$98,886
Fuji Company, Ltd.	9,700	169,718
Fuji Corp.	25,200	467,667
Fuji Corp. (Miyagi)	1,900	35,481
Fuji Corp., Ltd.	13,700	67,061
Fuji Die Company, Ltd.	1,000	5,883
Fuji Kosan Company, Ltd.	1,100	5,224
Fuji Kyuko Company, Ltd. (B)	4,400	142,822
Fuji Oil Company, Ltd. (A)	31,300	53,953
Fuji Pharma Company, Ltd.	6,400	73,837
Fuji Seal International, Inc.	15,200	313,937
Fuji Soft, Inc.	6,600	279,001
Fujibo Holdings, Inc.	4,500	134,983
Fujicco Company, Ltd.	7,900	146,069
Fujikura Composites, Inc.	6,700	23,845
Fujikura Kasei Company, Ltd.	12,600	58,555
Fujikura, Ltd.	100,500	297,521
Fujimori Kogyo Company, Ltd.	6,300	206,284
Fujio Food System Company, Ltd.	5,600	87,086
Fujisash Company, Ltd.	45,100	31,823
Fujishoji Company, Ltd.	2,400	16,614
Fujita Kanko, Inc. (B)	3,500	61,341
Fujitec Company, Ltd.	11,500	172,426
Fujitsu Frontech, Ltd.	5,700	58,240
Fujitsu General, Ltd.	5,900	115,443
Fujiya Company, Ltd.	3,900	78,661
FuKoKu Company, Ltd.	3,000	19,180
Fukuda Corp.	3,300	150,133
Fukuda Denshi Company, Ltd.	1,100	75,789
Fukui Computer Holdings, Inc.	3,300	96,224
Fukushima Galilei Company, Ltd.	5,200	160,300
Fukuyama Transporting Company, Ltd.	3,300	108,621
FULLCAST Holdings Company, Ltd.	7,900	115,886
Funai Electric Company, Ltd. (A)	9,500	47,260
Funai Soken Holdings, Inc.	13,830	326,385
Furukawa Company, Ltd.	14,800	153,678
Furukawa Electric Company, Ltd.	18,700	458,899
Furuno Electric Company, Ltd.	11,800	99,081
Furusato Industries, Ltd.	4,000	53,731
Furuya Metal Company, Ltd.	700	36,266
Furyu Corp.	4,800	41,033
Fuso Chemical Company, Ltd.	7,500	279,983
Fuso Pharmaceutical Industries, Ltd.	2,500	59,464
Futaba Corp.	17,357	160,967
Futaba Industrial Company, Ltd.	29,000	141,747
Future Corp.	9,300	155,201
Fuyo General Lease Company, Ltd.	8,400	483,177
G-7 Holdings, Inc.	4,200	92,057
Gakken Holdings Company, Ltd.	8,000	123,869
Gakkyusha Company, Ltd.	2,400	25,193
GCA Corp.	7,500	45,837
Gecoss Corp.	6,500	60,111
Genki Sushi Company, Ltd.	2,100	47,137
Genky DrugStores Company, Ltd.	3,000	79,185
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
Geo Holdings Corp.	13,300	$166,472
Geostr Corp.	4,600	13,383
Gfoot Company, Ltd.	5,700	25,342
Giken, Ltd.	6,100	277,650
GL Sciences, Inc.	2,800	38,429
GLOBERIDE, Inc.	3,600	77,496
Glory, Ltd.	12,100	287,691
Glosel Company, Ltd.	4,400	17,827
GMO Cloud K.K. (B)	2,300	119,841
GMO Financial Holdings, Inc.	22,700	132,161
Godo Steel, Ltd.	5,600	110,857
Gokurakuyu Holdings Company, Ltd. (A)	3,200	11,428
Goldcrest Company, Ltd.	8,570	125,594
Golf Digest Online, Inc.	2,700	14,888
Good Com Asset Company, Ltd.	800	12,235
Grace Technology, Inc.	900	36,324
Grandy House Corp.	5,700	20,937
Gree, Inc.	56,900	233,768
Greens Company, Ltd.	2,000	10,236
GS Yuasa Corp.	26,900	477,224
GSI Creos Corp.	1,100	11,850
G-Tekt Corp.	11,500	121,507
Gun-Ei Chemical Industry Company, Ltd.	1,900	48,200
GungHo Online Entertainment, Inc.	9,100	148,348
Gunze, Ltd.	7,200	256,701
Gurunavi, Inc.	11,900	72,940
H2O Retailing Corp.	38,900	305,000
HABA Laboratories, Inc.	700	31,293
Hagihara Industries, Inc.	6,900	89,849
Hagiwara Electric Holdings Company, Ltd.	3,600	74,341
Hakudo Company, Ltd.	3,200	41,939
Hakuto Company, Ltd.	6,200	56,835
Hakuyosha Company, Ltd.	800	21,389
Halows Company, Ltd.	4,200	121,036
Hamakyorex Company, Ltd.	6,300	190,412
Hamee Corp.	1,000	11,921
Handsman Company, Ltd.	1,300	17,169
Hanwa Company, Ltd.	14,500	267,684
Happinet Corp.	6,900	68,808
Hard Off Corp. Company, Ltd.	3,900	26,469
Harima Chemicals Group, Inc.	6,000	55,664
Haruyama Holdings, Inc.	2,700	18,658
Hayashikane Sangyo Company, Ltd.	1,900	10,227
Hazama Ando Corp.	68,500	444,120
Heiwa Corp.	17,300	294,204
Heiwa Real Estate Company, Ltd.	12,800	350,578
Heiwado Company, Ltd. (B)	14,400	258,782
Helios Techno Holding Company, Ltd.	6,400	21,656
Hibino Corp.	700	9,582
Hibiya Engineering, Ltd.	7,600	138,823
Hiday Hidaka Corp. (B)	8,827	156,259
HI-LEX Corp.	8,000	98,666
Himaraya Company, Ltd.	1,700	12,963
Hinokiya Group Company, Ltd.	2,200	33,722
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Hioki EE Corp.	4,300	$138,199
Hirakawa Hewtech Corp.	3,600	37,949
Hiramatsu, Inc. (A)	16,400	30,856
Hirano Tecseed Company, Ltd.	2,700	31,915
Hirata Corp.	400	23,076
Hirose Tusyo, Inc.	600	10,394
Hiroshima Gas Company, Ltd.	16,200	54,206
HIS Company, Ltd. (B)	12,200	223,969
Hisaka Works, Ltd.	10,600	74,544
Hitachi Zosen Corp.	68,580	261,391
Hito Communications Holdings, Inc.	1,300	13,344
Hochiki Corp.	5,500	69,764
Hodogaya Chemical Company, Ltd.	2,800	109,289
Hogy Medical Company, Ltd.	7,800	256,499
Hokkaido Coca-Cola Bottling Company, Ltd.	200	7,396
Hokkaido Electric Power Company, Inc.	73,000	295,471
Hokkaido Gas Company, Ltd.	7,200	104,468
Hokkan Holdings, Ltd.	5,000	79,758
Hokko Chemical Industry Company, Ltd.	8,600	48,854
Hokuetsu Corp.	56,000	211,444
Hokuetsu Industries Company, Ltd.	9,000	86,021
Hokuhoku Financial Group, Inc.	53,400	451,748
Hokuriku Electric Industry Company, Ltd.	3,100	27,306
Hokuriku Electric Power Company	71,300	467,311
Hokuriku Electrical Construction Company, Ltd.	5,600	48,638
Hokuto Corp.	9,800	182,689
Honda Tsushin Kogyo Company, Ltd.	8,400	34,175
H-One Company, Ltd.	7,700	39,290
Honeys Holdings Company, Ltd.	8,860	101,932
Honma Golf, Ltd. (D)	30,500	12,549
Hoosiers Holdings	11,500	65,762
Hosiden Corp.	27,600	241,489
Hosokawa Micron Corp.	3,500	198,026
Hotland Company, Ltd.	1,800	20,734
House Do Company, Ltd.	1,400	13,361
Howa Machinery, Ltd. (B)	5,300	41,351
I K K, Inc.	3,000	16,966
IBJ, Inc. (B)	7,700	59,925
Ichibanya Company, Ltd.	5,600	290,162
Ichigo, Inc. (B)	82,000	233,484
Ichiken Company, Ltd.	2,300	32,171
Ichikoh Industries, Ltd.	14,100	71,024
Ichimasa Kamaboko Company, Ltd.	1,100	10,086
Ichinen Holdings Company, Ltd.	10,700	121,719
Ichiyoshi Securities Company, Ltd.	18,600	79,569
Icom, Inc.	4,600	127,385
ID Holdings Corp.	3,300	46,661
Idec Corp.	13,600	226,177
IDOM, Inc.	26,500	127,347
Ihara Science Corp.	2,200	29,592
IHI Corp.	11,200	161,518
Iino Kaiun Kaisha, Ltd.	44,400	141,644
IJTT Company, Ltd.	7,760	33,937
Ikegami Tsushinki Company, Ltd.	1,900	15,878
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
IMAGICA GROUP, Inc.	5,400	$21,220
Imasen Electric Industrial	7,000	48,641
Imuraya Group Company, Ltd.	2,700	51,280
Inaba Denki Sangyo Company, Ltd.	19,200	437,654
Inaba Seisakusho Company, Ltd.	4,900	63,353
Inabata & Company, Ltd.	19,200	235,483
Inageya Company, Ltd.	3,100	48,676
Ines Corp.	7,100	92,251
I-Net Corp.	5,400	77,131
Infocom Corp.	9,800	255,566
Infomart Corp.	26,100	218,757
Information Services International-Dentsu, Ltd.	4,400	205,093
Innotech Corp.	6,900	71,531
Insource Company, Ltd.	2,000	53,907
Intage Holdings, Inc.	14,000	113,099
Intellex Company, Ltd.	1,800	8,772
Intelligent Wave, Inc.	2,900	20,843
Inter Action Corp. (B)	3,100	63,775
Internet Initiative Japan, Inc.	10,100	356,291
Inui Global Logistics Company, Ltd.	5,990	64,810
I-O Data Device, Inc.	3,600	32,502
IR Japan Holdings, Ltd.	1,700	150,715
Iriso Electronics Company, Ltd. (B)	8,000	256,225
I'rom Group Company, Ltd. (B)	2,800	59,294
ISB Corp.	1,300	25,847
Ise Chemicals Corp.	600	17,842
Iseki & Company, Ltd.	9,900	114,002
Ishihara Chemical Company, Ltd.	1,800	32,609
Ishihara Sangyo Kaisha, Ltd.	18,200	129,398
Ishii Iron Works Company, Ltd.	900	21,744
Ishizuka Glass Company, Ltd.	1,000	19,987
Isolite Insulating Products Company, Ltd.	2,200	10,609
Istyle, Inc. (A)	7,800	22,304
Itfor, Inc.	11,200	75,598
ITmedia, Inc.	1,600	15,756
Itochu Enex Company, Ltd.	22,300	179,342
Itochu-Shokuhin Company, Ltd.	2,400	104,676
Itoham Yonekyu Holdings, Inc.	31,300	195,058
Itoki Corp.	16,100	61,319
Itokuro, Inc. (A)	3,000	42,003
IwaiCosmo Holdings, Inc.	7,900	72,550
Iwaki & Company, Ltd. (B)	12,400	56,565
Iwaki Company, Ltd.	2,600	24,674
Iwasaki Electric Company, Ltd.	3,000	50,811
Iwatani Corp. (B)	14,000	494,597
Iwatsu Electric Company, Ltd. (A)	3,700	29,263
Iwatsuka Confectionery Company, Ltd.	1,500	49,406
J Trust Company, Ltd. (B)	30,000	80,107
JAC Recruitment Company, Ltd.	6,000	77,150
Jaccs Company, Ltd.	11,000	193,398
Jafco Company, Ltd.	12,000	403,903
Jalux, Inc.	2,600	43,652
Jamco Corp.	4,500	33,098
Janome Sewing Machine Company, Ltd.	8,500	36,443
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Japan Animal Referral Medical Center Company, Ltd. (A)	600	$11,304
Japan Asia Group, Ltd.	9,200	27,086
Japan Asia Investment Company, Ltd. (A)	5,400	12,446
Japan Asset Marketing Company, Ltd. (A)	85,600	75,251
Japan Aviation Electronics Industry, Ltd.	20,200	280,608
Japan Best Rescue System Company, Ltd.	6,400	52,182
Japan Cash Machine Company, Ltd. (B)	11,400	60,140
Japan Display, Inc. (A)	192,500	82,464
Japan Electronic Materials Corp.	2,600	24,910
Japan Elevator Service Holdings Company, Ltd.	3,400	105,022
Japan Foundation Engineering Company, Ltd.	11,400	44,652
Japan Investment Adviser Company, Ltd. (B)	4,600	52,496
Japan Lifeline Company, Ltd.	21,800	295,054
Japan Material Company, Ltd.	23,300	381,839
Japan Medical Dynamic Marketing, Inc.	6,300	101,207
Japan Oil Transportation Company, Ltd.	1,100	32,339
Japan Petroleum Exploration Company, Ltd.	14,200	267,952
Japan Property Management Center Company, Ltd.	6,100	68,389
Japan Pulp & Paper Company, Ltd.	5,200	188,141
Japan Securities Finance Company, Ltd.	47,000	220,290
Japan Transcity Corp.	14,700	70,875
Jastec Company, Ltd.	3,500	36,995
JBCC Holdings, Inc.	5,800	88,335
JCU Corp.	8,200	248,310
Jeol, Ltd.	14,700	441,270
JFE Systems, Inc.	400	12,428
JFLA Holdings, Inc.	2,400	8,356
JIG-SAW, Inc. (A)	900	42,173
Jimoto Holdings, Inc.	71,800	64,146
JINS Holdings, Inc.	4,600	292,339
JK Holdings Company, Ltd.	6,100	48,678
JM Holdings Company, Ltd.	4,800	122,555
JMS Company, Ltd.	9,600	75,243
Joban Kosan Company, Ltd.	2,000	28,196
J-Oil Mills, Inc.	4,500	181,119
Joshin Denki Company, Ltd.	7,800	161,681
Joyful Honda Company, Ltd.	4,100	51,413
JP-Holdings, Inc.	14,400	37,877
JSB Company, Ltd.	1,200	26,382
JSP Corp.	7,000	95,967
Juki Corp.	16,500	95,921
JVCKenwood Corp.	73,828	120,819
K&O Energy Group, Inc.	6,900	99,786
Kadokawa Corp.	18,657	306,532
Kadoya Sesame Mills, Inc.	400	13,776
Kaga Electronics Company, Ltd.	7,300	158,483
Kakiyasu Honten Company, Ltd.	3,900	94,955
Kamakura Shinsho, Ltd.	4,400	48,958
Kameda Seika Company, Ltd.	4,400	221,530
Kamei Corp.	11,200	111,998
Kanaden Corp.	7,400	87,711
Kanagawa Chuo Kotsu Company, Ltd.	1,600	61,194
Kanamic Network Company, Ltd.	7,800	64,968
Kanamoto Company, Ltd.	15,100	326,080
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
Kandenko Company, Ltd.	33,000	$301,815
Kaneka Corp.	11,200	300,394
Kaneko Seeds Company, Ltd.	3,900	51,636
Kanematsu Corp.	30,800	383,543
Kanematsu Electronics, Ltd.	4,700	173,881
Kanemi Company, Ltd.	500	14,183
Kansai Mirai Financial Group, Inc.	40,300	146,143
Kansai Super Market, Ltd.	5,300	55,460
Kanto Denka Kogyo Company, Ltd.	19,000	164,416
Kappa Create Company, Ltd. (A)	10,800	151,816
Kasai Kogyo Company, Ltd.	14,300	68,851
Katakura & Co-op Agri Corp.	1,100	12,232
Katakura Industries Company, Ltd.	12,500	140,899
Katitas Company, Ltd.	1,500	33,621
Kato Sangyo Company, Ltd.	8,500	298,836
Kato Works Company, Ltd.	3,800	43,304
KAWADA TECHNOLOGIES, Inc.	1,900	89,997
Kawagishi Bridge Works Company, Ltd.	600	12,411
Kawai Musical Instruments Manufacturing Company, Ltd.	2,500	68,232
Kawasaki Kisen Kaisha, Ltd. (A)	21,700	224,564
Kawasumi Laboratories, Inc.	6,800	54,050
Kawata Manufacturing Company, Ltd.	1,600	11,460
KeePer Technical Laboratory Company, Ltd.	2,300	35,050
Keihanshin Building Company, Ltd.	16,300	225,885
Keihin Corp.	16,400	387,920
Keiyo Company, Ltd.	19,100	114,858
KEL Corp.	1,900	14,621
Kenedix, Inc.	67,200	365,558
Kenko Mayonnaise Company, Ltd.	5,300	105,671
KFC Holdings Japan, Ltd.	3,500	86,583
KH Neochem Company, Ltd.	12,800	252,034
Kimoto Company, Ltd.	15,600	22,750
Kimura Chemical Plants Company, Ltd.	5,900	26,576
Kimura Unity Company, Ltd.	600	5,772
King Company, Ltd.	2,300	11,024
Kintetsu Department Store Company, Ltd.	2,900	86,845
Kintetsu World Express, Inc.	15,800	255,377
Kirindo Holdings Company, Ltd.	3,800	77,854
Kissei Pharmaceutical Company, Ltd.	10,800	274,597
Ki-Star Real Estate Company, Ltd.	2,800	37,248
Kitagawa Corp.	3,400	54,597
Kitano Construction Corp.	1,500	36,723
Kitanotatsujin Corp. (B)	9,900	48,151
Kito Corp.	8,100	88,917
Kitz Corp.	27,700	184,915
KLab, Inc. (A)	7,500	54,341
KNT-CT Holdings Company, Ltd. (A)(B)	3,700	41,515
Koa Corp.	11,900	109,549
Koatsu Gas Kogyo Company, Ltd.	13,600	98,050
Kobe Electric Railway Company, Ltd. (A)	3,200	111,937
Kobe Steel, Ltd. (A)	138,800	517,856
Kobelco Eco-Solutions Company, Ltd.	1,200	20,389
Kohnan Shoji Company, Ltd.	9,300	271,825
Kohsoku Corp.	3,200	43,795
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Koike Sanso Kogyo Company, Ltd.	500	$9,987
Kojima Company, Ltd.	13,300	61,443
Kokusai Company, Ltd.	2,400	16,509
Kokusai Pulp & Paper Company, Ltd.	11,900	31,401
Kokuyo Company, Ltd.	25,173	329,134
KOMAIHALTEC, Inc.	1,200	16,820
Komatsu Matere Company, Ltd.	10,700	73,780
Komatsu Wall Industry Company, Ltd.	2,700	48,673
KOMEDA Holdings Company, Ltd.	17,900	309,201
Komehyo Company, Ltd.	3,100	24,365
Komeri Company, Ltd.	12,900	319,203
Komori Corp.	20,724	150,562
Konaka Company, Ltd.	10,500	32,048
Kondotec, Inc.	7,100	70,133
Konica Minolta, Inc.	42,200	156,784
Konishi Company, Ltd.	11,200	159,136
Konoike Transport Company, Ltd.	10,300	118,849
Konoshima Chemical Company, Ltd.	1,800	12,849
Kosaido Company, Ltd. (A)	6,200	48,817
Koshidaka Holdings Company, Ltd.	15,800	78,685
Kotobuki Spirits Company, Ltd.	4,900	238,836
Kourakuen Holdings Corp.	4,800	79,869
Kozo Keikaku Engineering, Inc.	800	21,512
Krosaki Harima Corp.	2,100	77,027
KRS Corp.	3,000	48,819
KU Holdings Company, Ltd.	3,500	27,271
Kumagai Gumi Company, Ltd.	14,800	362,786
Kumiai Chemical Industry Company, Ltd.	18,290	148,209
Kunimine Industries Company, Ltd.	2,100	19,557
Kura Sushi, Inc. (B)	4,100	186,851
Kurabo Industries, Ltd.	5,000	113,330
Kureha Corp.	7,300	322,576
Kurimoto, Ltd.	4,400	76,294
Kuriyama Holdings Corp.	6,900	35,333
Kushikatsu Tanaka Holdings Company	1,300	21,299
KVK Corp.	1,500	19,240
KYB Corp. (A)	9,700	193,320
Kyoden Company, Ltd.	10,400	31,797
Kyodo Printing Company, Ltd.	2,200	61,100
Kyoei Steel, Ltd.	8,600	113,910
Kyokuto Boeki Kaisha, Ltd.	2,700	37,143
Kyokuto Kaihatsu Kogyo Company, Ltd.	13,500	172,979
Kyokuto Securities Company, Ltd.	12,900	63,363
Kyokuyo Company, Ltd.	4,800	120,057
KYORIN Holdings, Inc.	16,100	348,085
Kyoritsu Maintenance Company, Ltd.	11,280	360,424
Kyoritsu Printing Company, Ltd.	9,100	12,078
Kyosan Electric Manufacturing Company, Ltd.	18,000	89,044
Kyoto Kimono Yuzen Company, Ltd.	2,600	5,744
Kyowa Electronic Instruments Company, Ltd.	11,400	43,120
Kyowa Leather Cloth Company, Ltd.	5,000	31,304
Kyushu Financial Group, Inc.	73,100	312,176
Kyushu Leasing Service Company, Ltd.	5,600	25,484
LAC Company, Ltd.	4,100	47,091
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
Lacto Japan Company, Ltd.	1,400	$49,955
Laox Company, Ltd. (A)	12,200	21,942
LEC, Inc. (B)	8,500	126,632
Leopalace21 Corp. (A)	4,600	11,476
Life Corp.	7,200	226,462
LIFULL Company, Ltd.	16,500	65,146
Like Company, Ltd. (B)	3,100	46,191
Linical Company, Ltd.	4,600	40,743
Link And Motivation, Inc. (B)	8,500	35,885
Lintec Corp.	18,100	432,975
Litalico, Inc. (A)	2,100	55,037
LIXIL VIVA Corp.	9,900	221,937
Lonseal Corp.	500	8,312
Look Holdings, Inc.	3,600	28,732
M&A Capital Partners Company, Ltd. (A)	4,000	148,771
Macnica Fuji Electronics Holdings, Inc.	18,100	292,748
Macromill, Inc.	15,200	103,549
Maeda Corp.	59,500	467,977
Maeda Kosen Company, Ltd.	8,800	191,090
Maeda Road Construction Company, Ltd.	15,900	296,500
Maezawa Industries, Inc.	5,000	16,425
Maezawa Kasei Industries Company, Ltd.	5,500	53,201
Maezawa Kyuso Industries Company, Ltd.	4,100	77,214
Makino Milling Machine Company, Ltd.	9,815	304,215
Mamiya-Op Company, Ltd.	2,000	13,532
MarkLines Company, Ltd.	4,500	84,872
Mars Group Holdings Corp.	5,300	80,564
Marubun Corp.	7,700	34,634
Marudai Food Company, Ltd.	9,300	168,280
Marufuji Sheet Piling Company, Ltd.	300	5,400
Maruha Nichiro Corp.	16,581	359,368
Maruka Corp. (B)	3,200	54,955
Marumae Company, Ltd.	3,000	24,642
Marusan Securities Company, Ltd.	25,061	105,852
Maruwa Company, Ltd.	3,800	290,331
Maruwa Unyu Kikan Company, Ltd.	6,000	165,254
Maruyama Manufacturing Company, Inc.	900	10,485
Maruzen CHI Holdings Company, Ltd.	4,800	17,094
Maruzen Company, Ltd.	4,100	66,848
Maruzen Showa Unyu Company, Ltd.	5,700	152,703
Marvelous, Inc.	12,700	92,058
Matching Service Japan Company, Ltd.	2,000	16,691
Matsuda Sangyo Company, Ltd.	6,020	80,801
Matsui Construction Company, Ltd.	8,500	48,929
Matsuoka Corp.	700	15,690
Matsuyafoods Holdings Company, Ltd.	3,400	125,050
Max Company, Ltd.	4,500	69,435
Maxell Holdings, Ltd.	20,000	200,634
Maxvalu Tokai Company, Ltd.	2,100	46,927
MCJ Company, Ltd.	26,900	210,331
MEC Company, Ltd.	4,900	95,335
Media Do Holdings Company, Ltd.	1,700	67,952
Medical Data Vision Company, Ltd. (A)	4,400	43,816
Medical System Network Company, Ltd.	6,600	28,850
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Medius Holdings Company, Ltd.	2,500	$22,801
MedPeer, Inc. (A)	2,400	61,522
Megachips Corp.	6,800	121,589
Megmilk Snow Brand Company, Ltd.	18,700	460,221
Meidensha Corp.	14,717	249,445
Meiji Electric Industries Company, Ltd.	2,800	35,736
Meiji Shipping Company, Ltd.	6,300	19,665
Meiko Electronics Company, Ltd.	8,600	115,166
Meiko Network Japan Company, Ltd.	9,200	73,627
Meisei Industrial Company, Ltd.	16,200	113,772
Meitec Corp.	9,900	478,977
Meito Sangyo Company, Ltd.	4,300	51,918
Meiwa Corp.	10,600	48,414
Meiwa Estate Company, Ltd.	3,300	13,073
Melco Holdings, Inc.	2,900	72,788
Members Company, Ltd.	2,700	46,027
Menicon Company, Ltd.	8,700	443,260
Mercuria Investment Company, Ltd.	1,700	8,873
Metaps, Inc. (A)	3,700	26,891
METAWATER Company, Ltd.	4,900	218,842
Mie Kotsu Group Holdings, Inc.	19,600	86,797
Mikuni Corp.	8,400	23,096
Milbon Company, Ltd.	9,320	460,598
Mimaki Engineering Company, Ltd.	5,100	19,415
Mimasu Semiconductor Industry Company, Ltd.	8,100	169,158
Ministop Company, Ltd.	7,100	99,747
Miraca Holdings, Inc. (B)	22,200	517,480
Miraial Company, Ltd.	3,700	44,629
Mirait Holdings Corp.	30,020	429,882
Miroku Jyoho Service Company, Ltd. (B)	6,900	160,930
Mitani Corp.	4,200	252,870
Mitani Sangyo Company, Ltd.	8,100	29,411
Mitani Sekisan Company, Ltd.	3,200	153,377
Mito Securities Company, Ltd.	24,200	46,492
Mitsuba Corp. (A)	16,500	67,525
Mitsubishi Kakoki Kaisha, Ltd.	2,600	43,199
Mitsubishi Logisnext Company, Ltd.	10,700	104,280
Mitsubishi Logistics Corp.	3,600	92,837
Mitsubishi Paper Mills, Ltd.	13,838	48,842
Mitsubishi Pencil Company, Ltd.	9,300	127,416
Mitsubishi Research Institute, Inc.	2,100	81,060
Mitsubishi Shokuhin Company, Ltd.	5,900	149,766
Mitsubishi Steel Manufacturing Company, Ltd. (A)	6,800	45,104
Mitsuboshi Belting, Ltd.	11,500	175,264
Mitsui E&S Holdings Company, Ltd. (A)	36,400	191,044
Mitsui High-Tec, Inc.	6,600	85,896
Mitsui Matsushima Holdings Company, Ltd.	6,500	52,460
Mitsui Mining & Smelting Company, Ltd.	25,100	541,693
Mitsui Sugar Company, Ltd.	7,300	141,327
Mitsui-Soko Holdings Company, Ltd.	9,500	141,833
Mitsumura Printing Company, Ltd.	400	5,624
Mitsuuroko Group Holdings Company, Ltd. (B)	13,800	154,749
Mixi, Inc.	17,800	289,934
Miyaji Engineering Group, Inc.	2,600	40,453
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Miyakoshi Holdings, Inc. (A)	5,400	$35,794
Miyoshi Oil & Fat Company, Ltd.	2,600	28,173
Mizuho Leasing Company, Ltd.	10,600	234,420
Mizuho Medy Company, Ltd.	800	11,822
Mizuno Corp.	8,600	163,266
Mobile Factory, Inc. (A)	2,400	26,544
Mochida Pharmaceutical Company, Ltd.	1,000	38,919
Modec, Inc.	8,400	127,091
Molitec Steel Company, Ltd.	6,100	17,724
Monex Group, Inc.	74,300	165,953
Money Partners Group Company, Ltd.	4,700	9,298
MORESCO Corp.	3,000	29,295
Mori-Gumi Company, Ltd.	3,900	9,629
Morinaga Milk Industry Company, Ltd.	13,400	565,169
Moriroku Holdings Company, Ltd.	2,700	40,193
Morita Holdings Corp.	11,100	187,035
Morito Company, Ltd.	9,500	59,983
Morningstar Japan KK	3,300	11,586
Morozoff, Ltd.	1,000	55,235
Mory Industries, Inc.	2,200	49,114
MrMax Holdings, Ltd. (B)	11,300	46,232
MTI, Ltd.	11,700	65,566
Mugen Estate Company, Ltd.	4,300	21,314
Murakami Corp.	2,600	52,122
Musashi Company, Ltd.	900	14,824
Musashi Seimitsu Industry Company, Ltd.	21,600	195,945
Mutoh Holdings Company, Ltd.	600	8,824
N Field Company, Ltd.	3,200	15,934
NAC Company, Ltd.	5,500	47,404
Nachi-Fujikoshi Corp.	6,300	204,087
Nadex Company, Ltd.	1,200	7,782
Nafco Company, Ltd.	5,000	60,487
Nagano Keiki Company, Ltd.	5,500	53,609
Nagase & Company, Ltd.	42,100	524,866
Nagatanien Holdings Company, Ltd.	4,500	91,788
Nagawa Company, Ltd. (B)	2,300	171,452
Naigai Trans Line, Ltd.	2,800	26,894
Nakabayashi Company, Ltd.	8,300	49,528
Nakamoto Packs Company, Ltd.	800	11,843
Nakamuraya Company, Ltd. (B)	1,600	60,146
Nakanishi, Inc.	3,900	61,652
Nakano Corp.	7,900	28,449
Nakayama Steel Works, Ltd.	10,000	32,924
Nakayamafuku Company, Ltd.	4,400	18,271
Nakayo, Inc.	1,000	13,068
Namura Shipbuilding Company, Ltd.	21,772	35,322
Narasaki Sangyo Company, Ltd.	1,600	26,162
Natori Company, Ltd.	4,000	65,002
NEC Capital Solutions, Ltd.	3,800	71,903
NEC Networks & System Integration Corp.	11,700	220,791
Neturen Company, Ltd.	15,300	79,372
New Art Holdings Company, Ltd.	1,800	11,210
New Japan Chemical Company, Ltd.	8,300	13,890
Nextage Company, Ltd. (B)	5,800	48,294
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Nexyz Group Corp. (B)	2,600	$26,204
NF Corp.	2,500	44,326
NFC Holdings, Inc.	600	12,351
NHK Spring Company, Ltd.	32,000	221,478
Nicca Chemical Company, Ltd.	2,500	21,844
Nice Corp. (A)	2,300	17,784
Nichia Steel Works, Ltd.	11,800	30,137
Nichias Corp.	24,200	559,104
Nichiban Company, Ltd.	4,700	66,908
Nichicon Corp.	19,873	143,866
Nichiden Corp.	6,200	131,962
Nichiha Corp.	9,700	210,290
NichiiGakkan Company, Ltd.	14,000	213,015
Nichi-iko Pharmaceutical Company, Ltd.	15,600	190,175
Nichimo Company, Ltd.	700	11,796
Nichireki Company, Ltd.	11,100	171,843
Nichirin Company, Ltd.	4,690	60,932
Nihon Chouzai Company, Ltd.	4,960	79,547
Nihon Dempa Kogyo Company, Ltd. (A)	4,700	18,214
Nihon Dengi Company, Ltd.	1,100	32,594
Nihon Denkei Company, Ltd.	1,400	14,869
Nihon Flush Company, Ltd.	8,600	112,553
Nihon House Holdings Company, Ltd.	20,500	60,111
Nihon Kagaku Sangyo Company, Ltd.	3,200	30,205
Nihon Nohyaku Company, Ltd.	15,800	72,403
Nihon Parkerizing Company, Ltd.	31,500	336,388
Nihon Plast Company, Ltd.	7,300	31,876
Nihon Tokushu Toryo Company, Ltd.	6,000	50,433
Nihon Yamamura Glass Company, Ltd.	2,800	22,035
Niitaka Company, Ltd.	800	27,132
Nikkato Corp.	2,200	13,881
Nikkiso Company, Ltd.	21,700	201,649
Nikko Company, Ltd.	11,600	70,879
Nikkon Holdings Company, Ltd.	21,400	434,505
Nippi, Inc.	400	13,682
Nippon Air Conditioning Services Company, Ltd.	12,100	81,555
Nippon Aqua Company, Ltd.	2,800	15,856
Nippon Beet Sugar Manufacturing Company, Ltd.	4,800	75,458
Nippon Carbide Industries Company, Inc.	2,500	32,962
Nippon Carbon Company, Ltd.	5,600	178,338
Nippon Ceramic Company, Ltd.	4,600	88,252
Nippon Chemical Industrial Company, Ltd.	2,500	55,295
Nippon Chemi-Con Corp. (A)	6,927	100,141
Nippon Chemiphar Company, Ltd.	1,100	28,005
Nippon Coke & Engineering Company, Ltd.	97,400	56,868
Nippon Commercial Development Company, Ltd. (B)	3,700	52,425
Nippon Concept Corp.	3,300	45,872
Nippon Concrete Industries Company, Ltd.	18,600	47,181
Nippon Denko Company, Ltd. (A)	51,000	73,919
Nippon Densetsu Kogyo Company, Ltd. (B)	12,900	284,974
Nippon Dry-Chemical Company, Ltd.	900	13,376
Nippon Electric Glass Company, Ltd.	30,100	478,164
Nippon Felt Company, Ltd.	5,500	24,440
Nippon Filcon Company, Ltd.	5,600	28,188
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Nippon Fine Chemical Company, Ltd.	4,400	$60,521
Nippon Flour Mills Company, Ltd.	18,500	280,670
Nippon Gas Company, Ltd.	14,200	565,602
Nippon Hume Corp.	8,600	59,560
Nippon Kayaku Company, Ltd.	21,800	219,487
Nippon Kinzoku Company, Ltd. (A)	1,300	8,504
Nippon Kodoshi Corp.	2,000	22,027
Nippon Koei Company, Ltd.	6,800	207,813
Nippon Koshuha Steel Company, Ltd. (A)	2,400	8,665
Nippon Light Metal Holdings Company, Ltd.	234,200	402,266
Nippon Paper Industries Company, Ltd.	39,800	587,532
Nippon Parking Development Company, Ltd.	87,100	114,484
Nippon Pillar Packing Company, Ltd.	9,400	125,583
Nippon Piston Ring Company, Ltd.	3,400	38,970
Nippon Rietec Company, Ltd. (B)	3,000	57,890
Nippon Seiki Company, Ltd.	20,200	212,118
Nippon Seisen Company, Ltd.	1,600	48,321
Nippon Sharyo, Ltd. (A)	3,600	93,474
Nippon Sheet Glass Company, Ltd. (A)(B)	45,000	171,619
Nippon Signal Company, Ltd.	18,400	207,576
Nippon Soda Company, Ltd.	10,000	278,591
Nippon Steel Trading Corp.	6,668	230,955
Nippon Suisan Kaisha, Ltd.	93,900	436,835
Nippon Systemware Company, Ltd.	3,800	83,294
Nippon Thompson Company, Ltd.	27,200	103,200
Nippon Yakin Kogyo Company, Ltd.	5,920	94,759
Nipro Corp.	28,300	331,537
Nireco Corp.	1,900	13,544
Nishikawa Rubber Company, Ltd.	5,200	60,804
Nishimatsu Construction Company, Ltd.	22,500	441,327
Nishimatsuya Chain Company, Ltd.	24,400	209,706
Nishimoto Company, Ltd.	1,500	26,714
Nishi-Nippon Financial Holdings, Inc.	54,100	372,800
Nishi-Nippon Railroad Company, Ltd.	8,600	232,787
Nishio Rent All Company, Ltd.	9,400	206,889
Nissan Shatai Company, Ltd.	22,700	214,416
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	17,945
Nissei ASB Machine Company, Ltd.	3,300	105,202
Nissei Corp.	1,100	11,497
Nissei Plastic Industrial Company, Ltd.	7,100	59,725
Nissha Company, Ltd.	16,600	147,661
Nisshin Group Holdings Company, Ltd.	16,600	63,540
Nisshinbo Holdings, Inc.	70,057	522,562
Nissin Corp.	6,700	99,615
Nissin Electric Company, Ltd.	19,300	201,232
Nissin Kogyo Company, Ltd.	16,000	328,643
Nissin Sugar Company, Ltd.	4,100	74,284
Nissui Pharmaceutical Company, Ltd.	3,800	44,332
Nitta Corp.	9,900	205,830
Nitta Gelatin, Inc.	3,400	22,898
Nittan Valve Company, Ltd.	4,000	8,106
Nittetsu Mining Company, Ltd.	2,700	114,664
Nitto Fuji Flour Milling Company, Ltd.	400	22,756
Nitto Kogyo Corp.	10,200	181,346
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Nitto Kohki Company, Ltd.	3,400	$62,495
Nitto Seiko Company, Ltd.	17,000	77,897
Nittoc Construction Company, Ltd.	9,000	60,695
NJS Company, Ltd.	3,400	56,624
nms Holdings Company	2,400	7,162
Noda Corp.	2,500	15,252
Noevir Holdings Company, Ltd.	5,300	237,700
Nohmi Bosai, Ltd.	5,600	104,882
Nojima Corp.	11,800	275,376
NOK Corp.	700	9,036
Nomura Company, Ltd.	31,000	280,551
Noritake Company, Ltd.	4,200	143,397
Noritsu Koki Company, Ltd.	8,700	117,393
Noritz Corp.	14,000	163,973
North Pacific Bank, Ltd.	112,600	213,297
Nozawa Corp.	2,600	14,195
NS Tool Company, Ltd. (B)	2,700	70,968
NS United Kaiun Kaisha, Ltd.	3,800	50,217
NSD Company, Ltd.	26,612	415,681
NTN Corp.	169,500	357,848
OAK Capital Corp. (A)	16,400	15,270
Oat Agrio Company, Ltd.	400	4,229
Obara Group, Inc.	4,200	125,272
Oenon Holdings, Inc.	22,800	83,793
Ohara, Inc.	2,700	24,415
Ohashi Technica, Inc.	4,900	73,986
Ohba Company, Ltd.	600	3,645
Ohmoto Gumi Company, Ltd.	700	28,600
Ohsho Food Service Corp.	4,500	262,508
Oiles Corp.	9,372	123,720
Okabe Company, Ltd.	20,200	153,541
Okada Aiyon Corp.	2,200	19,838
Okamoto Industries, Inc.	4,700	167,510
Okamoto Machine Tool Works, Ltd.	1,300	25,964
Okamura Corp.	24,600	201,614
Okasan Securities Group, Inc.	70,300	229,326
Okaya Electric Industries Company, Ltd.	2,700	8,159
Oki Electric Industry Company, Ltd.	34,600	343,558
Okinawa Cellular Telephone Company	4,100	157,696
OKK Corp. (A)	2,500	10,208
OKUMA Corp.	9,476	395,944
Okumura Corp.	13,000	314,150
Okura Industrial Company, Ltd.	3,400	51,961
Okuwa Company, Ltd.	12,500	177,300
Olympic Group Corp.	3,100	19,818
ONO Sokki Company, Ltd.	2,000	10,096
Onoken Company, Ltd.	7,100	85,408
Onward Holdings Company, Ltd.	49,300	169,621
Ootoya Holdings Company, Ltd. (B)	2,000	43,400
Open Door, Inc. (A)	4,800	56,171
Optex Group Company, Ltd.	8,200	111,297
Organo Corp.	3,300	186,249
Origin Company, Ltd.	2,200	30,712
Oro Company, Ltd.	1,400	38,311
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Osaka Organic Chemical Industry, Ltd. (B)	7,300	$127,702
Osaka Soda Company, Ltd.	5,800	141,842
Osaka Steel Company, Ltd.	5,800	70,079
OSAKA Titanium Technologies Company, Ltd.	7,500	71,964
Osaki Electric Company, Ltd.	18,300	87,927
OSG Corp. (B)	24,300	345,647
OSJB Holdings Corp.	59,900	137,916
OUG Holdings, Inc.	1,700	42,326
Outsourcing, Inc.	39,900	234,672
Oyo Corp.	10,900	135,899
Ozu Corp.	2,000	33,495
Pacific Industrial Company, Ltd.	19,900	182,787
Pacific Metals Company, Ltd.	7,700	121,425
PAL GROUP Holdings Company, Ltd.	10,200	131,319
Paltek Corp.	1,800	8,457
PAPYLESS Company, Ltd.	600	12,430
Paraca, Inc.	2,500	41,765
Paramount Bed Holdings Company, Ltd.	7,500	291,718
Paris Miki Holdings, Inc.	9,700	27,367
Parker Corp.	4,000	15,783
Pasona Group, Inc.	9,900	117,836
PC Depot Corp.	13,900	81,582
PCA Corp. (B)	1,200	46,958
PCI Holdings, Inc.	1,600	14,330
Pegasus Sewing Machine Manufacturing Company, Ltd.	7,800	24,273
Penta-Ocean Construction Company, Ltd.	114,000	595,880
Pepper Food Service Company, Ltd. (B)	2,900	15,410
Phil Company, Inc.	1,400	40,489
PIA Corp. (B)	1,500	52,977
Pickles Corp.	2,100	44,952
Pilot Corp.	5,000	171,855
Piolax, Inc.	13,100	209,365
Plenus Company, Ltd.	1,200	20,847
Poletowin Pitcrew Holdings, Inc.	12,800	114,327
Premium Group Company, Ltd.	800	14,538
Press Kogyo Company, Ltd.	35,700	88,566
Pressance Corp.	14,400	172,855
Prestige International, Inc.	40,100	355,833
Prima Meat Packers, Ltd.	12,300	302,401
Pronexus, Inc.	6,000	61,241
Properst Company, Ltd.	9,300	12,881
Pro-Ship, Inc.	1,000	12,101
Prospect Company, Ltd.	148,000	49,569
Proto Corp.	10,200	109,295
PS Mitsubishi Construction Company, Ltd.	15,900	82,012
Punch Industry Company, Ltd.	6,700	27,966
QB Net Holdings Company, Ltd. (A)	1,200	23,862
Qol Holdings Company, Ltd.	9,400	112,704
Quick Company, Ltd.	5,200	60,666
Raccoon Holdings, Inc.	6,900	49,983
Raito Kogyo Company, Ltd.	18,200	247,307
Raiznext Corp.	17,500	209,044
Rakus Company, Ltd.	14,000	279,342
Rasa Corp.	2,900	24,320
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Rasa Industries, Ltd.	3,800	$52,395
Raysum Company, Ltd.	6,600	61,008
RECOMM Company, Ltd.	19,800	18,576
Relia, Inc.	15,300	173,805
Renaissance, Inc.	5,400	58,923
RENOVA, Inc. (A)	5,000	43,807
Renown, Inc. (A)	15,500	3,311
Resorttrust, Inc.	33,600	421,353
Restar Holdings Corp.	2,900	56,334
Retail Partners Company, Ltd. (B)	9,300	137,087
Rheon Automatic Machinery Company, Ltd.	8,900	108,373
Rhythm Watch Company, Ltd.	2,000	11,267
Riberesute Corp.	2,000	13,525
Ricoh Leasing Company, Ltd.	6,900	201,301
Ride On Express Holdings Company, Ltd.	3,400	53,741
Right On Company, Ltd. (A)(B)	7,900	40,314
Riken Corp.	3,700	97,482
Riken Keiki Company, Ltd.	5,400	122,063
Riken Technos Corp.	19,000	76,653
Riken Vitamin Company, Ltd.	7,800	163,639
Ringer Hut Company, Ltd.	9,000	203,336
Rion Company, Ltd.	3,400	76,320
Riso Kagaku Corp.	5,600	68,844
Riso Kyoiku Company, Ltd.	42,300	119,452
Rock Field Company, Ltd.	6,500	84,287
Rokko Butter Company, Ltd.	5,800	85,982
Roland DG Corp. (B)	6,300	73,638
Rorze Corp. (B)	4,000	181,999
Round One Corp. (B)	27,500	233,621
Royal Holdings Company, Ltd. (B)	11,300	207,073
Rozetta Corp. (A)(B)	1,800	59,536
RS Technologies Company, Ltd.	1,500	48,182
Ryobi, Ltd.	12,600	164,299
Ryoden Corp.	6,900	90,772
Ryosan Company, Ltd.	7,729	175,455
Ryoyo Electro Corp.	8,200	203,608
S Foods, Inc.	6,600	156,428
S Line Company, Ltd.	2,000	18,686
S&B Foods, Inc.	1,500	55,884
Sac's Bar Holdings, Inc.	7,300	37,539
Sagami Rubber Industries Company, Ltd.	2,000	33,049
Saibu Gas Company, Ltd.	10,900	265,758
Saison Information Systems Company, Ltd.	1,000	20,118
Saizeriya Company, Ltd.	12,700	270,482
Sakai Chemical Industry Company, Ltd.	5,800	107,567
Sakai Heavy Industries, Ltd.	1,600	33,279
Sakai Moving Service Company, Ltd.	3,600	204,767
Sakai Ovex Company, Ltd.	2,000	40,350
Sakata INX Corp.	21,700	216,854
Sakura Internet, Inc.	4,500	27,189
Sala Corp. (B)	28,600	152,230
SAMTY Company, Ltd. (B)	10,400	141,844
San Holdings, Inc.	4,600	50,370
San ju San Financial Group, Inc.	8,020	114,904
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
San-A Company, Ltd.	6,900	$275,601
San-Ai Oil Company, Ltd.	23,600	242,792
Sanden Holdings Corp. (A)	8,800	30,823
Sanei Architecture Planning Company, Ltd.	4,100	45,860
Sangetsu Corp.	11,900	176,430
Sanix, Inc. (A)	12,300	35,126
Sanken Electric Company, Ltd.	8,587	198,779
Sanki Engineering Company, Ltd.	18,100	231,021
Sanko Gosei, Ltd.	3,100	9,181
Sanko Metal Industrial Company, Ltd.	600	11,461
Sankyo Frontier Company, Ltd.	1,300	42,824
Sankyo Seiko Company, Ltd.	10,400	43,394
Sankyo Tateyama, Inc.	13,500	120,959
Sanoh Industrial Company, Ltd.	12,900	97,922
Sanoyas Holdings Corp.	9,400	14,759
Sansei Landic Company, Ltd.	1,100	8,893
Sansei Technologies, Inc. (B)	3,900	24,159
Sansha Electric Manufacturing Company, Ltd.	4,100	22,226
Sanshin Electronics Company, Ltd.	5,500	84,421
Sanwa Holdings Corp.	18,300	157,247
Sanyo Chemical Industries, Ltd.	5,200	238,804
Sanyo Denki Company, Ltd.	4,000	182,801
Sanyo Electric Railway Company, Ltd.	7,300	151,719
Sanyo Engineering & Construction, Inc.	1,900	10,671
Sanyo Shokai, Ltd.	6,600	55,395
Sanyo Special Steel Company, Ltd.	8,829	80,537
Sanyo Trading Company, Ltd.	7,600	68,021
Sapporo Holdings, Ltd.	22,800	456,617
Sata Construction Company, Ltd.	1,800	6,881
Sato Holdings Corp.	10,700	247,034
Sato Shoji Corp.	6,400	53,810
Satori Electric Company, Ltd. (B)	7,100	55,422
Sawada Holdings Company, Ltd.	9,800	83,912
Saxa Holdings, Inc.	1,800	29,262
SB Technology Corp.	3,400	88,261
SBI Insurance Group Company, Ltd. (A)	2,300	20,250
SBS Holdings, Inc.	7,700	172,180
Scala, Inc.	7,500	49,204
Scroll Corp.	12,700	44,127
SEC Carbon, Ltd.	500	32,590
Seed Company, Ltd.	3,300	24,347
Seika Corp.	3,800	42,554
Seikagaku Corp.	14,500	154,836
Seikitokyu Kogyo Company, Ltd.	13,200	98,630
Seiko Holdings Corp.	12,900	218,990
Seiko PMC Corp.	5,600	37,442
Seiren Company, Ltd.	19,400	241,560
Sekisui Jushi Corp.	10,300	227,471
Sekisui Plastics Company, Ltd.	9,800	55,180
Senko Group Holdings Company, Ltd.	39,400	315,948
Senshu Electric Company, Ltd.	4,100	102,872
Senshu Ikeda Holdings, Inc.	102,200	161,225
Senshukai Company, Ltd.	17,000	64,408
SFP Holdings Company, Ltd.	2,300	35,997
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Shibaura Electronics Company, Ltd.	2,700	$58,774
Shibaura Machine Company, Ltd.	9,300	204,927
Shibaura Mechatronics Corp.	1,600	40,545
Shibuya Corp.	6,300	180,628
Shidax Corp. (A)	6,600	17,471
SHIFT, Inc. (A)	300	28,501
Shikibo, Ltd.	2,100	20,702
Shikoku Chemicals Corp.	13,800	147,487
Shikoku Electric Power Company, Inc.	33,300	250,069
Shima Seiki Manufacturing, Ltd.	14,100	214,141
Shimachu Company, Ltd.	16,400	446,114
Shimojima Company, Ltd.	3,900	45,619
Shin Nippon Air Technologies Company, Ltd.	4,400	103,857
Shin Nippon Biomedical Laboratories, Ltd. (B)	10,300	62,000
Shinagawa Refractories Company, Ltd.	2,800	64,160
Shindengen Electric Manufacturing Company, Ltd.	3,400	84,246
Shin-Etsu Polymer Company, Ltd.	19,800	175,052
Shin-Keisei Electric Railway Company, Ltd.	2,200	43,785
Shinki Bus Company, Ltd.	1,300	40,182
Shinko Electric Industries Company, Ltd.	21,400	272,987
Shinko Shoji Company, Ltd.	13,400	112,882
Shinmaywa Industries, Ltd.	22,000	218,429
Shinnihon Corp.	9,600	67,237
Shinoken Group Company, Ltd.	6,400	54,554
Shinsho Corp.	2,100	37,925
Shinwa Company, Ltd. (Gifu)	2,700	17,586
Shinwa Company, Ltd. (Nagoya)	4,600	82,372
Shizuki Electric Company, Inc.	5,000	23,712
Shizuoka Gas Company, Ltd.	25,300	233,186
Shobunsha Holdings, Inc. (A)	4,100	15,319
Shoei Company, Ltd.	10,000	230,253
Shoei Foods Corp.	2,900	118,858
Shofu, Inc.	3,500	53,293
Shoko Company, Ltd. (A)	1,700	9,638
Showa Corp.	20,400	426,635
Showa Sangyo Company, Ltd.	6,300	192,862
Showa Shinku Company, Ltd.	900	11,427
Sigma Koki Company, Ltd.	1,800	19,607
SIGMAXYZ, Inc.	6,500	115,292
Siix Corp.	13,100	129,102
Sinanen Holdings Company, Ltd.	3,100	78,519
Sinfonia Technology Company, Ltd.	10,000	101,713
Sinko Industries, Ltd.	8,100	115,404
Sintokogio, Ltd.	18,500	135,976
SK Kaken Company, Ltd.	200	77,312
SK-Electronics Company, Ltd.	3,800	42,586
SKY Perfect JSAT Holdings, Inc.	55,800	227,478
SMK Corp.	2,400	57,077
SMS Company, Ltd.	12,500	311,526
Snow Peak, Inc.	5,100	47,592
SNT Corp.	11,900	31,413
Soda Nikka Company, Ltd.	5,800	28,284
Sodick Company, Ltd.	22,400	172,347
Soft99 Corp.	6,300	50,638
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
Softbrain Company, Ltd.	6,100	$29,907
Softcreate Holdings Corp.	2,100	43,248
Software Service, Inc.	900	87,885
Soiken Holdings, Inc.	8,200	35,870
Soken Chemical & Engineering Company, Ltd.	4,100	43,517
Solasto Corp.	17,900	207,539
SoldOut, Inc.	500	10,346
Soliton Systems KK	3,800	47,760
Soshin Electric Company, Ltd.	2,400	8,897
Sotoh Company, Ltd.	2,400	21,316
Sourcenext Corp.	10,100	30,769
Space Company, Ltd.	2,970	27,944
Space Value Holdings Company, Ltd.	14,700	48,381
Sparx Group Company, Ltd.	33,900	69,879
SPK Corp.	1,800	23,566
S-Pool, Inc.	23,200	162,766
SRA Holdings	4,000	92,474
SRS Holdings Company, Ltd. (A)(B)	11,400	97,536
ST Corp.	4,300	66,152
St. Marc Holdings Company, Ltd.	6,600	114,551
Star Mica Holdings Company, Ltd.	4,200	58,405
Star Micronics Company, Ltd.	15,600	187,028
Starts Corp., Inc.	12,800	260,694
Starzen Company, Ltd.	2,900	124,608
St-Care Holding Corp.	3,300	13,224
Stella Chemifa Corp.	3,500	86,607
Step Company, Ltd.	2,000	27,027
Strike Company, Ltd.	2,900	129,490
Studio Alice Company, Ltd.	4,200	63,914
Subaru Enterprise Company, Ltd.	700	51,275
Sugimoto & Company, Ltd.	4,500	77,231
Sumida Corp.	10,600	72,712
Suminoe Textile Company, Ltd.	2,199	39,405
Sumiseki Holdings, Inc.	21,100	22,328
Sumitomo Bakelite Company, Ltd.	13,800	389,532
Sumitomo Densetsu Company, Ltd.	7,500	174,699
Sumitomo Mitsui Construction Company, Ltd.	62,760	264,541
Sumitomo Osaka Cement Company, Ltd.	16,000	563,708
Sumitomo Precision Products Company, Ltd. (A)	1,500	32,782
Sumitomo Riko Company, Ltd.	15,300	90,162
Sumitomo Seika Chemicals Company, Ltd.	3,900	110,437
Sun Frontier Fudousan Company, Ltd.	14,200	124,157
Suncall Corp.	7,800	29,834
Sun-Wa Technos Corp.	5,400	44,755
Suzuden Corp.	900	10,013
Suzuki Company, Ltd.	5,600	41,311
SWCC Showa Holdings Company, Ltd.	11,300	121,989
System Information Company, Ltd.	2,200	23,535
System Research Company, Ltd.	800	14,142
Systemsoft Corp.	10,000	7,808
Systena Corp.	25,600	366,782
Syuppin Company, Ltd.	5,600	42,857
T Hasegawa Company, Ltd.	12,700	281,810
T RAD Company, Ltd.	3,400	44,655
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
T&K Toka Company, Ltd.	11,400	$84,288
Tachibana Eletech Company, Ltd.	6,500	106,718
Tachikawa Corp.	4,800	52,934
Tachi-S Company, Ltd.	13,500	112,426
Tadano, Ltd.	42,500	338,321
Taihei Dengyo Kaisha, Ltd.	6,400	140,742
Taiheiyo Kouhatsu, Inc.	1,200	6,844
Taiho Kogyo Company, Ltd.	8,000	39,595
Taikisha, Ltd.	7,700	241,682
Taiko Pharmaceutical Company, Ltd.	2,200	45,986
Taisei Lamick Company, Ltd.	2,500	62,492
Taisei Oncho Company, Ltd.	500	8,759
Taiyo Holdings Company, Ltd.	6,000	282,589
Takachiho Koheki Company, Ltd.	1,300	11,817
Takamatsu Construction Group Company, Ltd.	5,900	140,540
Takamatsu Machinery Company, Ltd.	1,100	6,140
Takamiya Company, Ltd.	9,700	45,149
Takano Company, Ltd.	2,400	15,693
Takaoka Toko Company, Ltd.	3,970	38,794
Takara & Company, Ltd. (B)	4,400	77,005
Takara Holdings, Inc.	16,900	136,577
Takara Leben Company, Ltd.	37,000	128,913
Takara Standard Company, Ltd.	13,200	193,399
Takasago International Corp.	6,300	145,215
Takasago Thermal Engineering Company, Ltd.	18,500	314,985
Takashima & Company, Ltd.	1,400	21,871
Takashimaya Company, Ltd.	54,300	522,783
Take And Give Needs Company, Ltd.	3,980	25,131
TAKEBISHI Corp.	2,500	34,012
Takeei Corp.	9,900	88,846
Takemoto Yohki Company, Ltd.	4,400	30,341
Takeuchi Manufacturing Company, Ltd.	16,600	275,254
Takihyo Company, Ltd.	1,900	30,194
Takisawa Machine Tool Company, Ltd.	2,600	25,182
Takuma Company, Ltd.	20,400	265,736
Tama Home Company, Ltd. (B)	6,900	83,723
Tamron Company, Ltd.	7,600	143,257
Tamura Corp.	28,100	118,910
Tanabe Consulting Company, Ltd.	900	10,714
TANABE ENGINEERING Corp.	1,900	12,580
Tanseisha Company, Ltd.	16,400	114,715
Taoka Chemical Company, Ltd.	500	43,926
Tatsuta Electric Wire & Cable Company, Ltd.	18,300	107,122
Tayca Corp.	6,700	98,130
Tazmo Company, Ltd.	1,100	15,911
TBK Company, Ltd.	9,100	39,311
TDC Soft, Inc.	6,600	58,228
Tear Corp.	4,900	24,417
TechMatrix Corp.	7,900	240,778
TECHNO ASSOCIE Company, Ltd.	2,700	21,883
TECHNO HORIZON HOLDINGS Company, Ltd.	2,700	19,951
Techno Medica Company, Ltd.	1,500	25,243
Techno Ryowa, Ltd.	3,800	29,854
Techno Smart Corp.	3,200	24,134
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Japan (continued)
TechnoPro Holdings, Inc.	1,500	$89,970
Teikoku Electric Manufacturing Company, Ltd.	7,200	87,763
Teikoku Sen-I Company, Ltd.	6,300	134,050
Teikoku Tsushin Kogyo Company, Ltd.	2,800	30,968
Tekken Corp.	5,800	119,921
Temairazu, Inc.	800	35,286
Tenma Corp.	7,100	120,378
Tenox Corp.	2,100	16,474
Tenpos Holdings Company, Ltd.	900	17,159
Teraoka Seisakusho Company, Ltd.	2,900	9,922
Terilogy Company, Ltd.	2,100	12,414
TESEC Corp.	1,400	11,366
T-Gaia Corp.	8,200	174,843
The 77 Bank, Ltd.	24,500	350,347
The Aichi Bank, Ltd.	4,000	112,473
The Akita Bank, Ltd.	7,700	111,252
The Aomori Bank, Ltd.	8,000	162,317
The Awa Bank, Ltd.	14,300	329,504
The Bank of Iwate, Ltd.	7,500	173,865
The Bank of Kochi, Ltd.	2,600	17,570
The Bank of Nagoya, Ltd.	5,200	114,056
The Bank of Okinawa, Ltd.	8,905	275,135
The Bank of Saga, Ltd.	6,500	67,293
The Bank of Toyama, Ltd.	1,200	25,360
The Chiba Kogyo Bank, Ltd.	26,000	60,879
The Chugoku Bank, Ltd.	48,900	441,291
The Chukyo Bank, Ltd. (B)	5,400	107,182
The Daito Bank, Ltd.	2,800	17,690
The Ehime Bank, Ltd.	15,350	170,300
The First Bank of Toyama, Ltd.	22,700	56,296
The Fukui Bank, Ltd.	8,918	137,293
The Fukushima Bank, Ltd.	7,400	12,498
The Furukawa Battery Company, Ltd.	5,900	32,976
The Gunma Bank, Ltd.	119,900	376,454
The Hachijuni Bank, Ltd.	84,100	312,326
The Hiroshima Bank, Ltd.	78,400	368,717
The Hokkoku Bank, Ltd.	10,700	275,806
The Hyakugo Bank, Ltd.	87,400	259,636
The Hyakujushi Bank, Ltd.	10,700	195,702
The Iyo Bank, Ltd.	88,100	499,870
The Japan Steel Works, Ltd.	25,000	371,086
The Japan Wool Textile Company, Ltd.	24,500	229,362
The Juroku Bank, Ltd.	12,300	240,516
The Keihin Company, Ltd.	1,000	12,205
The Keiyo Bank, Ltd.	46,100	222,535
The Kinki Sharyo Company, Ltd. (A)	1,200	14,081
The Kita-Nippon Bank, Ltd.	3,500	64,359
The Kiyo Bank, Ltd.	22,939	356,436
The Michinoku Bank, Ltd.	7,600	85,518
The Miyazaki Bank, Ltd.	5,300	115,355
The Monogatari Corp.	2,100	153,129
The Musashino Bank, Ltd.	13,500	190,835
The Nagano Bank, Ltd.	3,900	41,813
The Nanto Bank, Ltd.	13,600	285,237
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
The Nippon Road Company, Ltd.	2,800	$184,730
The Nisshin Oillio Group, Ltd.	9,500	304,632
The Ogaki Kyoritsu Bank, Ltd.	14,800	313,860
The Oita Bank, Ltd.	6,200	145,492
The Okinawa Electric Power Company, Inc. (B)	18,165	340,893
The Pack Corp.	5,900	171,365
The San-In Godo Bank, Ltd.	56,000	277,041
The Shibusawa Warehouse Company, Ltd.	3,500	69,139
The Shiga Bank, Ltd.	18,300	426,642
The Shikoku Bank, Ltd.	14,900	114,911
The Shimizu Bank, Ltd.	3,900	67,358
The Sumitomo Warehouse Company, Ltd.	23,876	297,512
The Taiko Bank, Ltd.	3,400	48,671
The Tochigi Bank, Ltd.	38,700	59,741
The Toho Bank, Ltd.	89,500	196,291
The Tohoku Bank, Ltd.	3,800	33,311
The Torigoe Company, Ltd.	5,900	49,170
The Tottori Bank, Ltd.	3,400	39,415
The Towa Bank, Ltd.	14,100	92,797
The Yamagata Bank, Ltd.	11,500	144,162
The Yamanashi Chuo Bank, Ltd.	12,851	111,233
The Zenitaka Corp.	600	20,329
Tigers Polymer Corp.	6,500	28,295
TKC Corp.	3,800	199,006
Toa Corp. (Hyogo)	10,500	74,415
Toa Corp. (Tokyo)	7,700	117,933
Toa Oil Company, Ltd.	3,500	57,312
TOA ROAD Corp.	1,500	45,487
Toabo Corp.	3,800	18,133
Toagosei Company, Ltd.	48,000	461,688
Toba, Inc.	800	18,956
Tobishima Corp.	9,420	97,626
TOC Company, Ltd.	18,000	117,055
Tocalo Company, Ltd.	25,600	251,696
Toda Corp.	17,800	110,122
Toda Kogyo Corp. (A)	1,300	20,512
Toei Animation Company, Ltd.	2,300	109,387
Toei Company, Ltd.	700	95,612
Toell Company, Ltd.	3,900	26,001
Toenec Corp.	3,900	141,741
Togami Electric Manufacturing Company, Ltd.	600	8,372
Toho Acetylene Company, Ltd.	900	10,706
Toho Company, Ltd.	3,700	65,065
Toho Holdings Company, Ltd.	17,500	350,054
Toho Titanium Company, Ltd.	15,700	97,971
Toho Zinc Company, Ltd. (A)(B)	5,500	76,547
Tohoku Steel Company, Ltd.	500	6,479
Tohokushinsha Film Corp.	6,700	35,397
Tohto Suisan Company, Ltd.	1,200	36,004
Tokai Corp.	6,800	174,080
TOKAI Holdings Corp.	33,300	311,472
Tokai Lease Company, Ltd.	300	3,514
Tokai Rika Company, Ltd.	22,700	334,348
Tokai Tokyo Financial Holdings, Inc.	102,500	240,809
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Japan (continued)
Token Corp. (B)	3,850	$264,396
Tokushu Tokai Paper Company, Ltd.	3,900	156,693
Tokuyama Corp.	25,000	600,055
Tokyo Base Company, Ltd. (A)	7,500	24,701
Tokyo Dome Corp.	32,300	269,718
Tokyo Electron Device, Ltd.	3,000	78,826
Tokyo Energy & Systems, Inc.	10,200	70,626
Tokyo Individualized Educational Institute, Inc.	3,300	18,611
Tokyo Keiki, Inc.	4,200	37,706
Tokyo Kiraboshi Financial Group, Inc.	12,458	125,383
Tokyo Ohka Kogyo Company, Ltd.	2,200	102,527
Tokyo Rakutenchi Company, Ltd.	1,200	50,628
Tokyo Rope Manufacturing Company, Ltd. (A)(B)	7,200	38,769
Tokyo Sangyo Company, Ltd.	6,600	34,270
Tokyo Seimitsu Company, Ltd.	15,800	514,317
Tokyo Steel Manufacturing Company, Ltd.	43,200	280,148
Tokyo Tekko Company, Ltd.	3,500	44,308
Tokyo Theatres Company, Inc.	2,400	28,438
Tokyotokeiba Company, Ltd.	5,000	164,809
Tokyu Construction Company, Ltd.	37,500	204,979
Tokyu Recreation Company, Ltd.	800	37,455
Toli Corp.	17,800	43,176
Tomato Bank, Ltd.	3,200	31,122
Tomen Devices Corp.	900	29,587
Tomoe Corp.	7,600	26,016
Tomoe Engineering Company, Ltd.	3,700	62,356
Tomoegawa Company, Ltd. (A)	400	3,269
Tomoku Company, Ltd.	4,200	67,217
TOMONY Holdings, Inc.	54,300	175,666
Tomy Company, Ltd.	33,800	289,572
Tonami Holdings Company, Ltd.	2,200	123,450
Topcon Corp.	40,700	358,323
Toppan Forms Company, Ltd.	20,200	210,635
Topre Corp.	15,800	190,705
Topy Industries, Ltd.	5,700	70,473
Torex Semiconductor, Ltd.	2,500	27,053
Toridoll Holdings Corp.	18,000	204,243
Torii Pharmaceutical Company, Ltd.	6,500	195,801
Torikizoku Company, Ltd.	3,300	57,457
Torishima Pump Manufacturing Company, Ltd.	8,000	62,278
Tosei Corp.	16,000	159,004
Toshiba TEC Corp.	3,300	115,146
Tosho Company, Ltd.	6,600	86,856
Totech Corp.	1,400	29,131
Totetsu Kogyo Company, Ltd.	8,800	235,547
Totoku Electric Company, Ltd.	500	10,806
Toukei Computer Company, Ltd.	300	11,279
Tow Company, Ltd.	17,600	58,272
Towa Corp.	8,800	91,870
Towa Pharmaceutical Company, Ltd.	10,900	230,623
Toyo Construction Company, Ltd.	34,600	138,192
Toyo Corp.	8,200	79,655
Toyo Denki Seizo KK	3,100	36,553
Toyo Engineering Corp. (A)	14,700	55,305
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Toyo Gosei Company, Ltd. (B)	2,000	$163,441
Toyo Ink SC Holdings Company, Ltd.	15,200	294,281
Toyo Kanetsu KK	3,100	61,453
Toyo Logistics Company, Ltd.	6,100	19,220
Toyo Machinery & Metal Company, Ltd.	6,200	24,508
Toyo Securities Company, Ltd.	41,200	51,306
Toyo Tanso Company, Ltd.	6,900	104,619
Toyo Tire Corp.	32,000	455,959
Toyo Wharf & Warehouse Company, Ltd.	1,900	23,711
Toyobo Company, Ltd.	33,706	472,348
TPR Company, Ltd.	10,600	145,039
Traders Holdings Company, Ltd. (A)	31,100	27,287
Trancom Company, Ltd.	2,500	156,732
Transaction Company, Ltd.	2,400	22,929
Transcosmos, Inc.	700	16,481
Treasure Factory Company, Ltd.	2,400	16,359
Tri Chemical Laboratories, Inc. (B)	2,400	239,292
Trinity Industrial Corp.	2,000	13,621
Trusco Nakayama Corp.	10,700	247,340
TS Tech Company, Ltd.	7,000	198,026
TSI Holdings Company, Ltd.	28,105	120,706
Tsubaki Nakashima Company, Ltd.	19,700	174,603
Tsubakimoto Chain Company	10,900	282,881
Tsubakimoto Kogyo Company, Ltd.	1,400	42,587
Tsudakoma Corp. (A)	700	5,601
Tsugami Corp.	18,200	170,216
Tsukada Global Holdings, Inc.	4,800	18,763
Tsukishima Kikai Company, Ltd.	11,500	137,928
Tsukuba Bank, Ltd.	31,600	54,432
Tsukui Corp.	22,500	105,070
Tsumura & Company	2,900	80,690
Tsurumi Manufacturing Company, Ltd.	6,300	114,713
Tsutsumi Jewelry Company, Ltd.	2,500	40,133
Tsuzuki Denki Company, Ltd.	2,100	24,472
TV Asahi Holdings Corp.	7,800	122,505
Tv Tokyo Holdings Corp.	5,600	127,356
TYK Corp.	6,400	18,312
UACJ Corp.	13,971	259,751
Ube Industries, Ltd.	15,500	277,322
Uchida Yoko Company, Ltd.	3,300	173,067
Uchiyama Holdings Company, Ltd.	3,300	11,605
Ueki Corp.	600	13,727
Ulvac, Inc.	16,300	492,268
Umenohana Company, Ltd. (A)	1,300	16,556
Uniden Holdings Corp.	2,000	37,090
UNIMAT Retirement Community Company, Ltd.	2,000	20,959
Union Tool Company	3,100	81,017
Unipres Corp.	17,700	172,211
United Arrows, Ltd.	8,700	149,145
United Super Markets Holdings, Inc.	24,400	255,531
UNITED, Inc.	3,400	36,525
Unitika, Ltd. (A)(B)	27,000	89,052
Universal Entertainment Corp.	9,400	184,093
Urbanet Corp. Company, Ltd.	3,800	10,742
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
Japan (continued)
Usen-Next Holdings Company, Ltd.	2,900	$35,490
Ushio, Inc.	43,800	521,506
UT Group Company, Ltd. (A)	9,400	176,690
Utoc Corp.	6,900	29,484
UUUM, Inc. (A)	1,200	30,769
V Technology Company, Ltd.	3,700	141,200
Valor Holdings Company, Ltd.	15,300	301,238
Valqua, Ltd.	7,100	137,387
Value HR Company, Ltd.	1,600	21,825
ValueCommerce Company, Ltd.	6,900	172,298
V-Cube, Inc.	2,400	25,422
Vector, Inc. (A)	11,800	93,587
Vertex Corp.	1,440	22,456
VIA Holdings, Inc. (A)	4,700	22,024
Village Vanguard Company, Ltd.	1,400	12,346
VINX Corp.	1,300	13,170
Vision, Inc. (A)	9,500	75,237
Visionary Holdings Company, Ltd. (A)	3,260	11,806
Vital KSK Holdings, Inc.	16,600	164,783
VT Holdings Company, Ltd.	34,000	120,825
Wacoal Holdings Corp.	15,900	330,010
Wacom Company, Ltd.	58,400	264,675
Waida Manufacturing Company, Ltd.	1,100	10,432
Wakachiku Construction Company, Ltd.	5,000	53,710
Wakamoto Pharmaceutical Company, Ltd. (A)	4,500	10,513
Wakita & Company, Ltd.	19,100	183,210
Warabeya Nichiyo Holdings Company, Ltd.	7,000	114,164
Waseda Academy Company, Ltd.	1,200	10,935
Watahan & Company, Ltd.	2,800	48,791
WATAMI Company, Ltd.	9,700	94,733
Watts Company, Ltd.	5,600	39,458
WDB Holdings Company, Ltd.	3,600	90,244
Weathernews, Inc.	2,700	94,663
Wellnet Corp.	2,500	16,643
West Holdings Corp.	6,630	123,129
Will Group, Inc.	5,700	38,781
WIN-Partners Company, Ltd.	4,900	46,452
Wood One Company, Ltd.	3,600	37,567
World Company, Ltd.	8,900	129,787
World Holdings Company, Ltd.	3,900	65,545
Wowow, Inc.	3,100	73,782
W-Scope Corp. (A)	8,100	34,548
Xebio Holdings Company, Ltd.	11,200	97,033
YAC Holdings Company, Ltd.	2,200	9,933
Yachiyo Industry Company, Ltd.	2,500	12,474
Yagi & Company, Ltd.	800	11,741
Yahagi Construction Company, Ltd.	9,700	69,666
Yaizu Suisankagaku Industry Company, Ltd.	2,900	24,843
YAKUODO Holdings Company, Ltd.	4,800	120,280
YAMABIKO Corp.	15,600	142,391
YAMADA Consulting Group Company, Ltd.	3,700	45,297
Yamaguchi Financial Group, Inc.	74,900	448,963
Yamaichi Electronics Company, Ltd.	9,600	147,435
YA-MAN, Ltd. (B)	13,000	89,452
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Yamashina Corp.	24,800	$14,773
Yamatane Corp.	4,600	52,739
Yamato Corp.	7,700	47,590
Yamato International, Inc.	5,700	18,733
Yamato Kogyo Company, Ltd.	17,200	355,124
Yamaura Corp.	1,600	12,092
Yamaya Corp.	1,000	20,827
Yamazawa Company, Ltd.	1,800	28,733
Yamazen Corp.	21,500	187,077
Yashima Denki Company, Ltd.	3,600	30,130
Yasuda Logistics Corp.	7,200	59,667
Yasunaga Corp.	2,700	25,595
Yellow Hat, Ltd.	12,000	171,547
Yodogawa Steel Works, Ltd.	8,765	140,182
Yokogawa Bridge Holdings Corp.	13,100	266,336
Yokohama Reito Company, Ltd.	19,600	167,093
Yokowo Company, Ltd.	6,100	160,876
Yomeishu Seizo Company, Ltd.	2,800	48,839
Yomiuri Land Company, Ltd.	1,100	38,360
Yondenko Corp.	1,600	34,702
Yondoshi Holdings, Inc.	6,459	118,041
Yorozu Corp.	7,800	84,157
Yoshinoya Holdings Company, Ltd.	18,300	419,619
Yossix Company, Ltd.	1,700	38,942
Yotai Refractories Company, Ltd.	6,700	43,325
Yuasa Funashoku Company, Ltd.	1,100	31,346
Yuasa Trading Company, Ltd.	7,000	205,316
Yuken Kogyo Company, Ltd.	1,200	16,728
Yumeshin Holdings Company, Ltd. (B)	15,300	88,223
Yurtec Corp.	18,200	106,857
Yushin Precision Equipment Company, Ltd.	3,000	19,425
Yushiro Chemical Industry Company, Ltd.	3,700	42,368
Yutaka Giken Company, Ltd.	1,600	22,534
Zaoh Company, Ltd.	1,800	24,295
Zappallas, Inc. (A)	800	2,849
Zenrin Company, Ltd.	12,800	162,290
Zeon Corp.	5,300	51,187
ZIGExN Company, Ltd.	26,300	92,568
Zuiko Corp.	1,100	44,684
Jersey, Channel Islands 0.2%		1,287,901
Atrium European Real Estate, Ltd. (A)	55,876	162,524
Centamin PLC	552,846	1,125,377
Liechtenstein 0.1%		619,088
Liechtensteinische Landesbank AG	5,720	354,468
VP Bank AG	1,947	264,620
Luxembourg 0.4%		3,020,928
APERAM SA (B)	20,056	551,897
Befesa SA (D)	6,189	235,088
Corestate Capital Holding SA (A)	6,240	126,717
d'Amico International Shipping SA (A)	70,483	7,559
Grand City Properties SA	47,662	1,083,541
IVS Group SA (B)	5,204	34,764
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Luxembourg (continued)
L'Occitane International SA	96,500	$168,523
SES SA	3,198	23,692
Shurgard Self Storage SA	4,711	154,421
Stabilus SA	10,244	559,151
Sword Group (A)	2,509	75,575
Macau 0.0%		252,224
Macau Legend Development, Ltd. (A)	887,000	113,657
MGM China Holdings, Ltd.	116,000	138,567
Malaysia 0.1%		409,824
Lynas Corp., Ltd. (A)	297,666	409,824
Malta 0.1%		458,307
Kindred Group PLC	82,942	458,307
Monaco 0.1%		802,712
Endeavour Mining Corp. (A)	29,665	714,882
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	1,435	87,830
Netherlands 2.9%		21,160,401
Aalberts NV	39,851	1,094,053
Accell Group NV (A)(B)	8,083	197,313
Aegon NV	493,236	1,323,698
Altice Europe NV (A)	188,909	746,228
Altice Europe NV, Class B (A)	13,082	51,534
AMG Advanced Metallurgical Group NV (B)	9,104	152,538
Amsterdam Commodities NV	7,587	159,463
Arcadis NV (A)(B)	35,886	616,036
ASM International NV	18,318	2,136,609
ASR Nederland NV	49,328	1,356,092
Basic-Fit NV (A)(D)	12,628	320,786
BE Semiconductor Industries NV	31,047	1,187,297
Beter Bed Holding NV (A)	4,223	7,270
Boskalis Westminster (A)(B)	28,871	534,045
Brack Capital Properties NV (A)	924	68,612
Brunel International NV (A)(B)	9,698	61,789
Corbion NV	20,335	746,506
Euronext NV (D)	20,778	1,930,344
Flow Traders (D)	12,423	434,635
ForFarmers NV	16,665	105,897
Fugro NV (A)(B)	27,979	106,775
GrandVision NV (D)	12,174	329,662
Heijmans NV (A)(B)	10,798	73,511
Hunter Douglas NV	2,162	103,781
IMCD NV	20,069	1,892,463
Intertrust NV (D)	28,072	443,375
Kendrion NV (A)(B)	5,035	57,635
Koninklijke BAM Groep NV (A)(B)	100,804	171,259
Koninklijke Vopak NV	11,385	623,476
Lucas Bols NV (D)	3,531	33,648
Nederland Apparatenfabriek (A)	1,772	69,214
OCI NV (A)(B)	27,089	307,131
Ordina NV (A)	48,833	104,691
PostNL NV	189,046	281,898
PPHE Hotel Group, Ltd.	1,002	15,072
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Netherlands (continued)
SBM Offshore NV	73,325	$1,005,156
Shop Apotheke Europe NV (A)(D)	3,166	326,410
SIF Holding NV (A)	1,808	20,431
Signify NV (A)(D)	46,186	994,543
Sligro Food Group NV (B)	9,045	155,773
TKH Group NV	14,187	503,975
TomTom NV (A)	27,336	232,586
Van Lanschot Kempen NV (B)	5,033	77,191
New Zealand 0.6%		4,173,509
Abano Healthcare Group, Ltd.	1,845	2,603
Air New Zealand, Ltd. (B)	177,939	151,651
Arvida Group, Ltd.	133,676	114,775
Briscoe Group, Ltd.	11,818	22,444
Chorus, Ltd.	112,628	530,130
Comvita, Ltd. (A)(B)	3,159	6,669
Delegat Group, Ltd.	1,897	13,387
Eroad, Ltd. (A)	5,969	8,680
Fletcher Building, Ltd.	19,044	41,624
Freightways, Ltd.	47,014	200,189
Genesis Energy, Ltd.	85,830	152,286
Gentrack Group, Ltd.	9,421	8,389
Hallenstein Glasson Holdings, Ltd.	18,758	44,288
Heartland Group Holdings, Ltd.	174,706	129,460
Infratil, Ltd.	198,092	590,453
Investore Property, Ltd.	79,415	85,440
Kathmandu Holdings, Ltd.	130,416	84,551
Metlifecare, Ltd.	72,281	188,699
Metro Performance Glass, Ltd. (A)	22,396	2,298
NEW Zealand King Salmon Investments, Ltd.	10,031	12,163
NZME, Ltd. (A)	72,696	8,726
NZX, Ltd. (B)	67,406	59,524
Oceania Healthcare, Ltd.	93,082	51,594
Pacific Edge, Ltd. (A)	105,378	7,855
PGG Wrightson, Ltd.	1,878	3,093
Pushpay Holdings, Ltd. (A)	35,736	170,523
Restaurant Brands New Zealand, Ltd. (A)	11,599	92,389
Sanford, Ltd.	26,017	110,789
Scales Corp., Ltd.	29,692	90,830
Serko, Ltd. (A)	6,476	11,774
Skellerup Holdings, Ltd.	44,514	55,393
SKY Network Television, Ltd. (A)	440,338	41,107
SKYCITY Entertainment Group, Ltd.	192,820	292,898
Steel & Tube Holdings, Ltd.	21,933	8,596
Summerset Group Holdings, Ltd.	60,617	226,350
Synlait Milk, Ltd. (A)	17,940	72,577
The New Zealand Refining Company, Ltd.	43,399	18,906
The Warehouse Group, Ltd.	25,288	32,728
Tourism Holdings, Ltd. (B)	30,975	33,926
TOWER, Ltd. (A)	151,324	57,389
Trustpower, Ltd.	10,579	46,101
Turners Automotive Group, Ltd.	6,890	6,985
Vista Group International, Ltd.	57,676	53,891
Z Energy, Ltd.	130,629	229,386
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Norway 0.9%		$6,963,396
ABG Sundal Collier Holding ASA	136,334	56,091
AF Gruppen ASA	6,710	117,873
Akastor ASA (A)	61,659	28,063
Aker Solutions ASA (A)	60,118	40,857
American Shipping Company ASA (A)	18,608	45,790
Atea ASA (A)	30,881	327,255
Austevoll Seafood ASA (B)	31,394	239,588
Avance Gas Holding, Ltd. (D)	16,253	34,886
Axactor SE (A)	52,150	39,060
B2Holding ASA (A)(B)	139,071	64,294
Bonheur ASA	8,472	194,305
Borregaard ASA	38,562	420,312
BW Energy, Ltd. (A)	6,326	9,492
BW Offshore, Ltd. (A)(B)	31,002	102,908
DNO ASA	56,039	29,137
Europris ASA (D)	79,891	337,392
FLEX LNG, Ltd.	15,744	68,542
Frontline, Ltd.	33,077	300,546
Grieg Seafood ASA	17,675	181,003
Hexagon Composites ASA (A)(B)	32,197	91,729
Hoegh LNG Holdings, Ltd.	23,852	25,652
IDEX Biometrics ASA (A)	60,820	10,756
Itera ASA	21,736	25,583
Kvaerner ASA (A)	47,283	28,207
NEL ASA (A)(B)	330,817	514,540
Nordic Nanovector ASA (A)	21,058	42,332
Nordic Semiconductor ASA (A)(B)	56,404	371,940
Norway Royal Salmon ASA (B)	3,734	92,127
Norwegian Air Shuttle ASA (A)(B)	29,583	11,500
Norwegian Finans Holding ASA (A)	47,936	341,805
Norwegian Property ASA	15,366	18,206
Ocean Yield ASA (B)	34,290	77,246
Odfjell Drilling, Ltd. (A)(B)	35,662	36,358
Odfjell SE, A Shares (A)	7,780	17,129
Olav Thon Eiendomsselskap ASA (A)	6,255	91,592
Otello Corp. ASA (A)	52,899	72,507
PGS ASA (A)	150,095	49,085
PhotoCure ASA (A)	3,308	23,285
Protector Forsikring ASA (A)	28,159	103,355
Q-Free ASA (A)	14,930	5,826
Sbanken ASA (A)(D)	38,338	255,788
Scatec Solar ASA (D)	32,290	548,293
Selvaag Bolig ASA	20,891	107,652
Solon Eiendom ASA (A)	6,054	17,026
SpareBank 1 SR-Bank ASA	9,405	70,009
TGS NOPEC Geophysical Company ASA	43,033	616,449
Treasure ASA	15,273	17,375
Veidekke ASA (A)	46,827	478,026
Wallenius Wilhelmsen ASA	36,026	54,006
Wilh Wilhelmsen Holding ASA, Class A	4,882	51,992
XXL ASA (A)(B)(D)	37,894	58,626
Peru 0.0%		318,556
Hochschild Mining PLC	129,080	318,556
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Philippines 0.0%		$9,987
Del Monte Pacific, Ltd.	136,300	9,987
Portugal 0.3%		2,378,483
Altri SGPS SA	33,463	153,922
Banco Comercial Portugues SA	3,603,145	393,342
CTT-Correios de Portugal SA (A)	70,715	161,107
Mota-Engil SGPS SA (B)	47,309	60,182
NOS SGPS SA (A)	109,940	450,127
Novabase SGPS SA	2,054	7,510
REN - Redes Energeticas Nacionais SGPS SA	183,066	490,397
Semapa-Sociedade de Investimento e Gestao (A)	12,183	112,029
Sonae Capital SGPS SA (A)	38,685	23,504
Sonae SGPS SA	382,234	286,229
The Navigator Company SA (A)	97,510	240,134
Russia 0.1%		915,859
Highland Gold Mining, Ltd.	163,037	518,252
Petropavlovsk PLC (A)	1,298,348	397,607
Singapore 1.4%		10,077,390
Accordia Golf Trust	316,900	136,099
AEM Holdings, Ltd.	101,600	221,448
AF Global, Ltd. (A)	13,000	961
Amara Holdings, Ltd.	80,000	20,409
Ascendas India Trust	422,000	425,869
Avarga, Ltd.	74,200	7,907
Banyan Tree Holdings, Ltd. (A)	78,000	12,988
Best World International, Ltd. (C)	84,600	81,438
BOC Aviation, Ltd. (D)	12,700	70,099
Bonvests Holdings, Ltd. (A)	36,400	21,425
Boustead Projects, Ltd.	28,557	14,991
Boustead Singapore, Ltd.	119,489	52,486
BRC Asia, Ltd.	15,100	14,123
Bukit Sembawang Estates, Ltd.	56,200	155,808
BW LPG, Ltd. (D)	38,538	128,731
Centurion Corp., Ltd.	85,000	22,312
China Aviation Oil Singapore Corp., Ltd.	112,100	86,679
China Sunsine Chemical Holdings, Ltd.	180,800	46,857
Chip Eng Seng Corp., Ltd.	193,300	71,326
Chuan Hup Holdings, Ltd.	109,000	15,255
ComfortDelGro Corp., Ltd.	768,900	785,558
COSCO Shipping International Singapore Company, Ltd. (A)	479,800	69,807
Creative Technology, Ltd. (A)	11,500	17,700
CSE Global, Ltd.	136,600	42,739
CW Group Holdings, Ltd. (A)(C)	135,000	3,218
Dasin Retail Trust	49,600	28,261
Delfi, Ltd.	88,200	49,976
Elec & Eltek International Company, Ltd.	5,000	10,870
Ezion Holdings, Ltd. (A)(C)	1,126,020	34,272
Ezra Holdings, Ltd. (A)(C)	438,996	855
Far East Orchard, Ltd. (A)	58,394	41,733
First Resources, Ltd.	215,700	208,066
Food Empire Holdings, Ltd.	72,000	25,575
Fragrance Group, Ltd.	200,000	16,470
Fraser and Neave, Ltd.	82,900	86,346
Frasers Property, Ltd.	65,800	56,006
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
Singapore (continued)
Frencken Group, Ltd.	107,100	$60,516
Fu Yu Corp., Ltd.	142,200	22,734
Gallant Venture, Ltd. (A)	264,000	21,100
Geo Energy Resources, Ltd. (A)	105,900	8,947
GK Goh Holdings, Ltd. (A)	21,000	11,745
GL, Ltd.	159,200	63,016
Golden Agri-Resources, Ltd.	3,017,100	327,184
Golden Energy & Resources, Ltd.	67,800	7,756
GSH Corp., Ltd. (A)	51,600	7,669
GuocoLand, Ltd.	137,500	145,494
Halcyon Agri Corp., Ltd. (A)	88,757	26,626
Haw Par Corp., Ltd.	40,900	290,176
Hiap Hoe, Ltd.	38,000	17,368
Hi-P International, Ltd.	39,800	30,556
Ho Bee Land, Ltd.	79,200	114,315
Hong Fok Corp., Ltd.	123,036	60,325
Hong Leong Asia, Ltd. (A)	92,000	33,015
Hong Leong Finance, Ltd.	105,300	168,695
Hotel Grand Central, Ltd. (A)	47,475	31,277
HRnetgroup, Ltd.	75,200	26,380
Hwa Hong Corp., Ltd.	55,000	12,294
Hyflux, Ltd. (A)(B)	154,800	387
iFAST Corp., Ltd.	38,400	28,585
IGG, Inc. (B)	343,000	208,746
Indofood Agri Resources, Ltd. (A)	58,100	12,066
Japfa, Ltd. (A)	168,520	79,488
k1 Ventures, Ltd. (A)(C)	36,000	0
Kenon Holdings, Ltd.	6,234	129,159
Keppel Infrastructure Trust	1,282,655	486,361
KSH Holdings, Ltd.	32,400	7,351
Lian Beng Group, Ltd.	111,000	29,185
Low Keng Huat Singapore, Ltd.	64,000	17,949
Lum Chang Holdings, Ltd.	41,200	8,870
Metro Holdings, Ltd.	151,300	78,240
Midas Holdings, Ltd. (A)(B)(C)	249,000	28,763
mm2 Asia, Ltd. (A)	181,400	22,011
Nera Telecommunications, Ltd.	47,200	6,640
NetLink NBN Trust	191,000	139,491
NSL, Ltd. (A)	29,000	14,394
OM Holdings, Ltd.	69,157	18,517
OUE, Ltd.	135,200	110,045
Oxley Holdings, Ltd.	378,020	64,459
Pacific Century Regional Developments, Ltd.	52,900	11,065
Pan-United Corp., Ltd.	68,750	14,632
Penguin International, Ltd.	41,333	14,654
Perennial Real Estate Holdings, Ltd.	40,800	19,544
Q&M Dental Group Singapore, Ltd.	48,100	15,510
QAF, Ltd.	59,334	32,177
Raffles Education Corp., Ltd. (A)	279,802	14,900
Raffles Medical Group, Ltd.	355,854	234,566
Riverstone Holdings, Ltd.	93,700	148,222
Roxy-Pacific Holdings, Ltd.	95,550	24,025
SATS, Ltd.	184,500	348,349
SBS Transit, Ltd.	27,700	52,988
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Singapore (continued)
Sembcorp Industries, Ltd.	417,800	$402,753
Sembcorp Marine, Ltd. (A)	244,900	118,375
Sheng Siong Group, Ltd.	222,200	247,415
SHS Holdings, Ltd.	84,000	9,637
SIA Engineering Company, Ltd.	109,800	140,418
SIIC Environment Holdings, Ltd.	412,280	65,882
Sinarmas Land, Ltd.	300,000	36,302
Sing Holdings, Ltd.	79,000	18,481
Sing Investments & Finance, Ltd.	28,600	23,924
Singapore Post, Ltd.	520,800	284,789
Singapore Press Holdings, Ltd.	550,500	500,170
Singapore Reinsurance Corp., Ltd.	47,000	9,644
Singapore Shipping Corp., Ltd.	83,800	14,538
Stamford Land Corp., Ltd.	142,600	35,389
StarHub, Ltd.	242,200	233,151
Straits Trading Company, Ltd.	14,200	15,691
Sunningdale Tech, Ltd.	50,360	35,266
Swiber Holdings, Ltd. (A)(C)	128,250	5,937
The Hour Glass, Ltd.	68,900	31,273
Tuan Sing Holdings, Ltd.	247,775	39,561
UMS Holdings, Ltd.	115,450	73,540
United Industrial Corp., Ltd.	55,200	82,137
United Overseas Insurance, Ltd.	2,400	11,381
UOB-Kay Hian Holdings, Ltd.	123,529	100,704
Vicom, Ltd.	6,500	36,347
Wee Hur Holdings, Ltd.	102,000	13,018
Wing Tai Holdings, Ltd.	193,417	253,914
XP Power, Ltd.	5,897	230,817
Yeo Hiap Seng, Ltd.	8,834	5,262
Yongnam Holdings, Ltd. (A)	147,375	8,484
South Africa 0.1%		606,243
Caledonia Mining Corp. PLC	1,200	18,634
Mediclinic International PLC	172,656	581,142
Petra Diamonds, Ltd. (A)	277,924	6,467
Spain 2.2%		16,399,934
Acciona SA (B)	9,302	931,478
Acerinox SA (A)	65,357	522,873
Alantra Partners SA	6,267	76,052
Almirall SA (A)	25,038	328,337
Amper SA (A)	307,165	54,972
Applus Services SA	49,354	390,863
Atresmedia Corp. de Medios de Comunicacion SA	33,653	89,896
Azkoyen SA	4,660	28,660
Banco de Sabadell SA (B)	780,025	238,971
Bankia SA (B)	486,858	428,690
Bankinter SA	213,000	904,895
Bolsas y Mercados Espanoles SHMSF SA	30,962	1,132,103
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	17,212	318,443
CIE Automotive SA	27,424	495,342
Construcciones y Auxiliar de Ferrocarriles SA	8,460	292,371
Distribuidora Internacional de Alimentacion SA (A)	217,976	27,850
Ebro Foods SA	27,230	570,131
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
Spain (continued)
eDreams ODIGEO SA (A)	22,487	$71,561
Elecnor SA	9,042	84,621
Enagas SA	46,663	1,051,771
Ence Energia y Celulosa SA (B)	57,514	176,626
Ercros SA (B)	42,895	88,966
Euskaltel SA (D)	33,676	263,405
Faes Farma SA	120,865	487,895
Fluidra SA (A)	18,385	226,442
Fomento de Construcciones y Contratas SA (A)	17,116	173,059
Gestamp Automocion SA (D)	13,002	38,670
Global Dominion Access SA (A)(B)(D)	43,047	146,748
Grupo Catalana Occidente SA	14,843	336,140
Grupo Empresarial San Jose SA (A)	8,498	45,297
Grupo Ezentis SA (A)(B)	65,836	19,433
Iberpapel Gestion SA	2,945	72,144
Indra Sistemas SA (A)	59,571	465,039
Laboratorios Farmaceuticos Rovi SA	4,986	127,686
Liberbank SA (A)	808,287	140,202
Mapfre SA	21,347	37,643
Masmovil Ibercom SA (A)	31,730	662,577
Mediaset Espana Comunicacion SA (A)	48,282	172,421
Melia Hotels International SA	50,493	250,550
Miquel y Costas & Miquel SA	6,049	88,679
Neinor Homes SA (A)(D)	10,000	90,933
Obrascon Huarte Lain SA (A)	48,890	38,090
Pharma Mar SA (A)	62,310	429,246
Prim SA	3,271	31,943
Promotora de Informaciones SA, Class A (A)	66,046	41,296
Prosegur Cia de Seguridad SA	99,140	223,716
Quabit Inmobiliaria SA (A)	29,207	14,214
Realia Business SA (A)	115,998	88,669
Renta 4 Banco SA	1,156	7,594
Sacyr SA	173,860	340,886
Solaria Energia y Medio Ambiente SA (A)	28,522	319,094
Talgo SA (A)(D)	43,775	204,828
Tecnicas Reunidas SA (A)(B)	8,641	135,889
Tubacex SA (A)	47,684	59,001
Unicaja Banco SA (A)(D)	295,189	159,906
Vidrala SA	7,305	698,605
Viscofan SA	15,094	991,472
Vocento SA (A)	21,446	16,849
Zardoya Otis SA	62,790	448,201
Sweden 3.3%		24,204,383
AcadeMedia AB (D)	39,837	226,907
AddLife AB, B Shares (A)	8,832	83,043
AddNode Group AB (A)	8,634	169,556
AddTech AB, B Shares	21,540	798,401
AF Poyry AB (A)	37,009	795,763
Alimak Group AB (D)	16,391	189,237
Ambea AB (A)(D)	4,187	26,403
Arise AB (A)	3,811	16,338
Arjo AB, B Shares	92,960	526,769
Atrium Ljungberg AB, B Shares	16,324	246,784
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Sweden (continued)
Attendo AB (A)(D)	43,122	$187,055
Avanza Bank Holding AB	31,523	464,311
BE Group AB (A)	1,076	3,133
Beijer Alma AB	14,313	150,377
Beijer Electronics Group AB (A)	9,584	41,548
Beijer Ref AB	1,513	45,091
Bergman & Beving AB (A)	10,573	66,566
Besqab AB	2,865	29,210
Betsson AB (A)	57,085	398,378
Bilia AB, A Shares	36,380	298,139
BillerudKorsnas AB	42,236	577,278
BioGaia AB, B Shares	6,241	337,498
Biotage AB (A)	19,960	307,593
Bjorn Borg AB (A)	6,665	9,665
Bonava AB, B Shares (B)	32,907	150,472
Bravida Holding AB (A)(D)	74,949	727,096
Bufab AB (A)	13,625	123,750
Bulten AB (A)	5,708	32,344
Bure Equity AB	24,322	503,381
Byggmax Group AB (A)	38,446	196,568
Catena AB	11,646	457,696
Clas Ohlson AB, B Shares (B)	9,715	101,742
Cloetta AB, B Shares (A)	97,061	244,806
Collector AB (A)	4,116	6,066
Coor Service Management Holding AB (A)(D)	16,728	103,775
Corem Property Group AB, B Shares	54,454	108,582
Dios Fastigheter AB	37,895	256,653
Dometic Group AB (A)(D)	107,409	950,167
Doro AB (A)	6,824	24,079
Duni AB	16,017	159,613
Dustin Group AB (D)	31,182	178,053
Eastnine AB	9,541	120,711
Elanders AB, B Shares (A)	2,728	13,802
Eltel AB (A)(D)	12,277	24,695
Enea AB (A)	8,825	136,094
eWork Group AB (A)	1,387	8,610
Fagerhult AB (A)	23,698	88,270
FastPartner AB, A Shares (B)	7,767	54,938
Fingerprint Cards AB, B Shares (A)(B)	82,439	171,829
GHP Specialty Care AB (A)	12,106	20,865
Granges AB (A)	37,020	298,613
Gunnebo AB (A)	22,598	45,602
Haldex AB (A)	17,850	71,453
Heba Fastighets AB, Class B	11,913	105,437
Hexpol AB (A)	17,850	134,582
HIQ International AB (A)	15,047	68,111
HMS Networks AB (A)	4,648	93,920
Hoist Finance AB (A)(B)(D)	30,122	79,849
Humana AB (A)	17,267	79,840
Intrum AB	4,558	75,822
Inwido AB (A)	35,706	227,759
ITAB Shop Concept AB, Class B (A)	7,377	8,811
JM AB	29,739	586,506
Klovern AB, B Shares	219,610	349,895
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
Sweden (continued)
KNOW IT AB (A)	9,668	$155,390
Kungsleden AB	75,213	547,912
Lagercrantz Group AB, B Shares	24,548	349,062
LeoVegas AB (D)	5,481	24,940
Lindab International AB	45,642	465,427
Loomis AB, B Shares (A)	5,093	128,776
Medivir AB, B Shares (A)	6,375	9,866
Mekonomen AB (A)(B)	21,672	145,187
MIPS AB	1,524	51,246
Modern Times Group MTG AB, B Shares (A)	33,260	380,667
Momentum Group AB, Class B	10,018	116,267
Mycronic AB	30,142	533,371
NCC AB, B Shares	16,544	263,236
Nederman Holding AB (A)	5,899	71,241
Net Insight AB, B Shares (A)	29,909	7,472
New Wave Group AB, B Shares (A)(B)	21,560	65,941
Nobia AB (A)	45,222	204,866
Nobina AB (A)(B)(D)	37,260	218,412
Nolato AB, B Shares (A)	6,329	429,452
Nordic Entertainment Group AB, B Shares	6,446	194,932
Nordic Waterproofing Holding AS (A)(D)	14,463	147,966
NP3 Fastigheter AB	16,958	148,815
Nyfosa AB (A)	86,202	566,637
OEM International AB, B Shares (A)	5,357	114,054
Orexo AB (A)	2,352	19,752
Peab AB, Class B (A)	47,883	392,240
Platzer Fastigheter Holding AB, Series B	22,159	179,401
Pricer AB, B Shares	60,724	136,976
Proact IT Group AB (A)	4,258	68,790
Qliro Group AB (A)	41,364	27,056
Ratos AB, B Shares (A)	126,305	335,265
RaySearch Laboratories AB (A)(B)	9,341	82,939
Recipharm AB, B Shares (A)(B)	22,917	283,070
Resurs Holding AB (D)	53,512	228,055
Rottneros AB (A)	39,993	37,014
Samhallsbyggnadsbolaget i Norden AB	90,332	182,453
SAS AB (A)(B)	124,031	122,264
Scandi Standard AB (A)	23,577	155,009
Sectra AB, B Shares (A)	7,562	425,706
Semcon AB (A)	4,746	24,630
Sensys Gatso Group AB (A)	223,958	33,140
Sintercast AB	2,764	39,475
SkiStar AB	15,355	169,790
SSAB AB, A Shares (A)	69,061	171,668
SSAB AB, B Shares (A)	132,510	324,105
Sweco AB, B Shares	3,231	136,467
Systemair AB	9,025	144,324
The Thule Group AB (D)	37,356	862,984
Troax Group AB	15,646	234,322
VBG Group AB, B Shares (A)(B)	6,568	93,726
Vitrolife AB (A)	1,350	27,692
Wihlborgs Fastigheter AB	45,694	739,035
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland 6.6%		$49,024,365
Adecco Group AG	4,075	195,942
Allreal Holding AG	7,369	1,430,278
ALSO Holding AG (A)	3,005	705,615
APG SGA SA (A)	562	106,318
Arbonia AG (A)	17,476	158,575
Aryzta AG (A)(B)	373,136	196,501
Ascom Holding AG (A)	14,735	107,269
Autoneum Holding AG (A)(B)	1,174	114,117
Bachem Holding AG, Class B	1,701	434,760
Baloise Holding AG	2,262	323,682
Banque Cantonale de Geneve	847	160,666
Banque Cantonale Vaudoise	7,190	701,150
Belimo Holding AG	194	1,470,369
Bell Food Group AG	1,186	284,106
Bellevue Group AG	4,309	104,710
Berner Kantonalbank AG	2,092	490,884
BKW AG	9,218	737,624
Bobst Group SA (B)	4,914	296,674
Bossard Holding AG, Class A (B)	2,682	373,070
Bucher Industries AG	2,808	813,378
Burckhardt Compression Holding AG	1,086	223,677
Burkhalter Holding AG (A)	1,735	121,349
Calida Holding AG (A)(B)	2,395	69,896
Carlo Gavazzi Holding AG	231	44,284
Cavotec SA (A)	16,419	32,363
Cembra Money Bank AG	10,730	1,066,097
Cicor Technologies, Ltd. (A)	495	19,010
Cie Financiere Tradition SA	943	107,860
Clariant AG (A)	76,775	1,417,774
Coltene Holding AG (A)(B)	1,519	125,830
Conzzeta AG	669	590,562
Daetwyler Holding AG	775	144,179
DKSH Holding AG	15,735	872,846
dormakaba Holding AG (A)	1,228	693,027
Dottikon Es Holding AG (A)	60	49,058
Dufry AG (A)	13,341	399,255
EDAG Engineering Group AG (A)	3,415	22,705
EFG International AG (A)(B)	50,648	331,033
Emmi AG	803	694,970
Energiedienst Holding AG	4,888	147,136
Evolva Holding SA (A)(B)	222,970	52,901
Feintool International Holding AG (A)	656	32,378
Fenix Outdoor International AG (A)(B)	1,557	136,606
Ferrexpo PLC	141,331	307,880
Flughafen Zurich AG (A)	6,738	932,155
Forbo Holding AG	457	653,682
Galenica AG (D)	18,101	1,340,928
GAM Holding AG (A)	89,726	224,121
Georg Fischer AG	1,685	1,407,491
Gurit Holding AG	135	205,338
Helvetia Holding AG	11,676	1,040,772
Hiag Immobilien Holding AG (A)	2,677	260,143
Highlight Communications AG (A)	4,309	17,610
HOCHDORF Holding AG (A)	291	18,894
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value
Switzerland (continued)
Huber & Suhner AG	7,541	$520,282
Hypothekarbank Lenzburg AG	17	75,027
Implenia AG	9,816	404,125
Inficon Holding AG	851	637,581
Interroll Holding AG	262	575,079
Intershop Holding AG	607	342,469
Investis Holding SA	1,197	105,823
IWG PLC	250,490	920,300
Jungfraubahn Holding AG (A)	1,918	251,507
Kardex AG	2,544	441,492
Komax Holding AG (A)(B)	337	53,139
Kongsberg Automotive ASA (A)	102,136	6,471
Kudelski SA (B)	14,739	46,505
Landis+Gyr Group AG (A)	2,448	161,619
Lastminute.com NV (A)	1,444	30,684
LEM Holding SA	196	275,467
Logitech International SA	5,415	321,737
Luzerner Kantonalbank AG (A)(B)	1,431	605,490
Meier Tobler Group AG (A)	876	9,492
Metall Zug AG, B Shares	90	193,461
Mikron Holding AG (A)	1,756	9,330
Mobilezone Holding AG	18,744	160,251
Mobimo Holding AG (A)	4,266	1,218,923
OC Oerlikon Corp. AG	99,366	813,635
Orascom Development Holding AG (A)	6,368	62,938
Orell Fuessli Holding AG	223	20,243
Orior AG (A)	2,567	197,710
Phoenix Mecano AG	307	119,197
Plazza AG, Class A	832	237,294
PSP Swiss Property AG	18,145	2,065,755
Rieter Holding AG (B)	1,430	129,181
Romande Energie Holding SA	141	153,214
Schaffner Holding AG	273	55,391
Schmolz + Bickenbach AG (A)(B)	218,185	38,817
Schweiter Technologies AG	504	584,919
SFS Group AG	6,506	592,174
Siegfried Holding AG (A)	1,933	806,361
SIG Combibloc Group AG (A)	98,847	1,663,582
St. Galler Kantonalbank AG, Class A	1,180	525,644
Sulzer AG	7,851	627,391
Sunrise Communications Group AG (A)(D)	14,036	1,178,081
Swiss Prime Site AG	14,170	1,324,315
Swissquote Group Holding SA	4,188	279,792
Tecan Group AG	2,498	874,986
Thurgauer Kantonalbank	384	42,880
Tornos Holding AG (A)	3,182	15,497
TX Group AG	974	70,559
u-blox Holding AG (A)(B)	2,977	199,748
Valiant Holding AG	5,508	491,181
Valora Holding AG (A)	1,841	377,418
Varia US Properties AG	1,653	64,041
VAT Group AG (A)(D)	12,413	2,260,571
Vaudoise Assurances Holding SA	500	233,301
Vetropack Holding AG (A)	4,450	278,591
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland (continued)
Von Roll Holding AG (A)	24,922	$19,384
Vontobel Holding AG	13,237	809,762
VZ Holding AG	5,295	394,283
Walliser Kantonalbank	566	64,951
Warteck Invest AG (A)	79	167,213
Ypsomed Holding AG (B)	672	98,750
Zehnder Group AG	5,082	196,993
Zueblin Immobilien Holding AG (A)	324	9,224
Zug Estates Holding AG, B Shares	91	182,795
Zuger Kantonalbank AG	50	320,851
United Arab Emirates 0.0%		13,973
Lamprell PLC (A)	68,445	13,973
United Kingdom 13.0%		95,532,420
4imprint Group PLC	6,886	199,188
A.G. Barr PLC (B)	46,755	281,530
AA PLC	299,708	92,236
Advanced Medical Solutions Group PLC	3,350	10,392
Afren PLC (A)(C)	310,484	0
Aggreko PLC	108,740	637,298
Air Partner PLC	6,000	5,790
AJ Bell PLC	11,406	56,138
Alliance Pharma PLC	126,363	117,917
Allied Minds PLC	61,129	26,442
Anglo Pacific Group PLC	67,662	135,725
Anglo-Eastern Plantations PLC	9,864	59,022
Appreciate Group PLC	35,409	15,791
Arrow Global Group PLC	69,821	66,675
Ascential PLC (B)(D)	81,966	278,559
Ashmore Group PLC	48,521	257,646
ASOS PLC (A)	7,111	264,962
Avon Rubber PLC	15,308	622,056
B&M European Value Retail SA	207,964	1,004,439
Babcock International Group PLC	229,028	1,086,562
Bakkavor Group PLC (D)	32,786	31,554
Balfour Beatty PLC	268,665	834,659
Beazley PLC	182,311	867,384
Begbies Traynor Group PLC	38,310	46,062
Bellway PLC	40,150	1,281,654
Biffa PLC (D)	74,678	232,073
Bloomsbury Publishing PLC	42,391	113,755
Bodycote PLC	76,773	577,169
boohoo Group PLC (A)	295,010	1,419,798
Braemar Shipping Services PLC	7,806	11,943
Brewin Dolphin Holdings PLC	148,971	519,729
Britvic PLC	100,237	893,013
Brooks Macdonald Group PLC	474	8,814
Cairn Energy PLC (A)	326,402	507,276
Camellia PLC	87	8,269
Capita PLC (A)	193,468	81,263
Capital & Counties Properties PLC	305,004	620,740
Card Factory PLC	156,781	71,823
CareTech Holdings PLC	19,375	96,986
Carillion PLC (A)(C)	114,263	13,533
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

	Shares	Value
United Kingdom (continued)
Carr's Group PLC	23,815	$33,270
Castings PLC	13,200	56,089
Centaur Media PLC	19,732	6,090
Central Asia Metals PLC	34,984	67,047
Charles Stanley Group PLC	5,789	20,043
Chemring Group PLC	118,173	316,432
Chesnara PLC	64,830	256,864
Cineworld Group PLC (B)	258,746	272,294
Circassia Group PLC (A)	16,959	5,181
City of London Investment Group PLC	4,643	18,199
Clarkson PLC	12,833	365,817
Clinigen Group PLC	19,510	210,440
Clipper Logistics PLC	27,504	99,013
Close Brothers Group PLC	68,625	919,068
CLS Holdings PLC	73,678	180,825
CMC Markets PLC (D)	48,836	119,443
Coats Group PLC	333,960	223,184
Computacenter PLC	49,299	982,034
Concentric AB (A)	16,536	215,692
Connect Group PLC	6,966	1,628
ContourGlobal PLC (D)	12,801	28,694
ConvaTec Group PLC (D)	301,906	760,443
Costain Group PLC (B)	45,591	43,611
Countryside Properties PLC (D)	179,569	648,528
Cranswick PLC	21,639	988,210
Crest Nicholson Holdings PLC	159,770	525,604
CVS Group PLC	16,916	202,037
Daily Mail & General Trust PLC, Class A	69,998	624,348
Dart Group PLC	36,842	403,492
De La Rue PLC	55,608	27,947
Debenhams PLC (A)(B)(C)	306,827	0
Devro PLC	83,807	171,061
DFS Furniture PLC	45,929	95,624
Dialight PLC (A)	10,395	30,368
Dialog Semiconductor PLC (A)	32,335	1,293,046
Dignity PLC (A)(B)	21,338	61,998
Diploma PLC	46,520	1,057,584
DiscoverIE Group PLC	29,764	203,663
Dixons Carphone PLC	454,994	426,183
Domino's Pizza Group PLC	218,450	972,966
Drax Group PLC	209,876	548,774
Dunelm Group PLC	39,411	521,108
easyJet PLC (B)	66,346	563,734
EKF Diagnostics Holdings PLC (A)(B)	106,847	62,378
Electrocomponents PLC	178,138	1,406,785
Elementis PLC	269,119	221,938
EMIS Group PLC	20,606	288,270
Energean PLC (A)	4,225	28,263
EnQuest PLC (A)	570,177	84,284
Epwin Group PLC	19,976	18,012
Equiniti Group PLC (D)	166,902	276,081
Essentra PLC	128,669	465,453
Euromoney Institutional Investor PLC	47,350	428,766
FDM Group Holdings PLC	31,365	350,300
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Fevertree Drinks PLC	31,648	$808,169
First Derivatives PLC	3,945	130,181
Firstgroup PLC (A)	662,348	456,462
Forterra PLC (D)	75,840	183,381
Foxtons Group PLC (A)(B)	117,846	65,979
Frasers Group PLC (A)	102,167	388,029
Frontier Developments PLC (A)	1,958	50,151
Fuller Smith & Turner PLC, Class A	10,874	94,632
Future PLC	672	11,514
G4S PLC (B)	572,459	640,790
Galliford Try Holdings PLC	65,706	95,533
Games Workshop Group PLC	13,669	1,352,609
Gamesys Group PLC (A)	23,885	255,136
Gamma Communications PLC	8,051	122,161
Gem Diamonds, Ltd. (A)	43,118	17,068
Genel Energy PLC	66,947	95,766
Genus PLC	2,012	87,024
GoCo Group PLC	127,616	122,624
Gooch & Housego PLC	1,549	18,774
Goodwin PLC	1,823	50,954
Grainger PLC	229,484	818,498
Greggs PLC	40,703	932,541
Gulf Keystone Petroleum, Ltd.	114,672	101,462
H&T Group PLC	64	241
Halfords Group PLC	93,112	210,744
Hastings Group Holdings PLC (D)	145,550	331,966
Hays PLC	559,083	785,377
Headlam Group PLC	33,700	133,695
Helical PLC	55,390	233,724
Henry Boot PLC	39,446	124,196
Hill & Smith Holdings PLC	34,047	539,737
Hilton Food Group PLC	18,318	290,191
Hollywood Bowl Group PLC	46,019	103,015
HomeServe PLC	6,655	107,268
Horizon Discovery Group PLC (A)(B)	44,122	59,779
Howden Joinery Group PLC	218,637	1,603,713
Hunting PLC	55,986	116,242
Hurricane Energy PLC (A)(B)	147,875	12,275
Hyve Group PLC	27,904	33,825
Ibstock PLC (D)	201,469	458,364
IG Group Holdings PLC	133,746	1,264,747
IGas Energy PLC (A)	10,408	3,329
IMI PLC	101,413	1,132,668
Inchcape PLC	179,592	1,116,551
Indivior PLC (A)	244,619	186,015
IntegraFin Holdings PLC	5,759	38,280
Intermediate Capital Group PLC	31,528	495,799
International Personal Finance PLC	112,833	59,415
iomart Group PLC	31,934	133,133
IP Group PLC (A)	293,927	228,712
ITM Power PLC (A)	46,106	163,985
J.D. Wetherspoon PLC	26,898	378,174
James Fisher & Sons PLC	19,334	300,740
James Halstead PLC	7,875	50,872
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	75

	Shares	Value
United Kingdom (continued)
John Laing Group PLC (D)	213,636	$938,197
John Menzies PLC	26,768	36,850
John Wood Group PLC	205,914	494,465
Johnson Service Group PLC	83,109	121,368
Joules Group PLC	1,304	2,213
Jupiter Fund Management PLC	218,432	677,150
Just Group PLC (A)	550,785	359,943
Kainos Group PLC	25,158	260,543
KAZ Minerals PLC	75,941	448,830
Keller Group PLC	34,882	274,659
Kier Group PLC (A)(B)	59,696	61,032
Kin & Carta PLC	79,983	64,345
Lancashire Holdings, Ltd.	99,728	839,626
Liontrust Asset Management PLC	15,152	229,670
Lookers PLC	168,184	52,290
LSL Property Services PLC	33,235	72,491
Luceco PLC (D)	36,040	48,215
M&C Saatchi PLC	32	25
Macfarlane Group PLC	1,728	1,689
Man Group PLC	625,026	1,100,133
Marks & Spencer Group PLC	26,189	31,798
Marshalls PLC	112,594	907,499
Marston's PLC	357,940	275,013
McBride PLC (A)	72,361	51,014
McCarthy & Stone PLC (D)	215,246	191,606
McColl's Retail Group PLC	6,093	3,446
Mears Group PLC	41,935	89,027
Meggitt PLC	89,420	309,088
Metro Bank PLC (A)	2,940	2,552
Micro Focus International PLC	8,657	42,646
Midwich Group PLC	2,530	14,187
Mitchells & Butlers PLC (A)	120,903	271,640
Mitie Group PLC	163,110	142,838
MJ Gleeson PLC	19,340	171,763
Moneysupermarket.com Group PLC	199,309	850,685
Morgan Advanced Materials PLC	122,589	323,957
Morgan Sindall Group PLC	18,950	287,302
Morses Club PLC	5,182	3,830
Mortgage Advice Bureau Holdings, Ltd.	7,261	57,195
Mothercare PLC (A)	111,664	11,338
Motorpoint group PLC	16,990	52,825
MP Evans Group PLC	5,081	35,762
N. Brown Group PLC	58,390	16,013
NAHL Group PLC	7,962	4,175
Naked Wines PLC	19,121	100,785
National Express Group PLC	190,812	514,682
NCC Group PLC	114,776	218,465
Next Fifteen Communications Group PLC	2,785	11,982
Nichols PLC	1,774	27,384
Non-Standard Finance PLC (D)	65,542	9,463
Norcros PLC	20,215	36,081
Numis Corp. PLC	26,686	100,921
On the Beach Group PLC (D)	50,914	174,992
OneSavings Bank PLC	76,933	265,622
76	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Oxford Instruments PLC	23,424	$365,882
Pagegroup PLC	121,548	562,527
Pan African Resources PLC	407,545	74,444
Paragon Banking Group PLC	135,278	592,146
PayPoint PLC	28,961	267,317
Pendragon PLC (A)	507,217	51,146
Pennon Group PLC	176,255	2,498,296
Petrofac, Ltd.	90,291	192,200
Pets at Home Group PLC	247,826	705,370
Pharos Energy PLC (A)	103,615	18,584
Photo-Me International PLC	110,712	64,691
Polar Capital Holdings PLC	22,271	115,728
Polypipe Group PLC	98,834	530,872
Porvair PLC	10,112	77,581
Premier Foods PLC (A)	406,193	220,824
Premier Oil PLC (A)(B)	257,019	86,018
Provident Financial PLC	72,617	177,697
PZ Cussons PLC	130,951	286,435
QinetiQ Group PLC	259,850	953,778
Quilter PLC (D)	801,170	1,288,979
R.E.A. Holdings PLC (A)	2,867	1,963
Rank Group PLC	69,151	122,014
Rathbone Brothers PLC	19,140	343,097
Reach PLC	161,100	166,359
Redcentric PLC	1,167	1,692
Redde Northgate PLC	68,991	162,707
Redrow PLC	112,509	654,755
Renew Holdings PLC	13,808	79,705
Renewi PLC (B)	425,848	123,777
Renishaw PLC	7,756	372,677
Renold PLC (A)	36,501	3,063
Ricardo PLC	19,037	87,302
River & Mercantile Group PLC	4,888	10,484
RM PLC	12,019	31,730
Robert Walters PLC	17,111	72,664
Rotork PLC	323,170	1,069,813
Royal Mail PLC	356,401	768,866
RPS Group PLC	86,944	46,147
S&U PLC	1,096	22,111
Sabre Insurance Group PLC (D)	44,168	147,309
Saga PLC	621,079	160,045
Savannah Energy PLC (A)	164,277	15,090
Savills PLC	62,671	672,533
Scapa Group PLC	26,431	34,865
ScS Group PLC	4,496	8,205
SDL PLC (A)	31,604	190,387
Senior PLC	155,861	120,316
Severfield PLC	117,388	99,981
SIG PLC	284,842	103,161
Signature Aviation PLC	346,865	1,005,368
Smart Metering Systems PLC	15,567	121,282
Softcat PLC	45,182	643,473
Spectris PLC	45,118	1,437,514
Speedy Hire PLC	228,382	153,624
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	77

	Shares	Value
United Kingdom (continued)
Spire Healthcare Group PLC (D)	109,449	$129,683
Spirent Communications PLC	220,046	683,377
Sportech PLC (A)	21,102	4,763
SSP Group PLC	167,498	578,130
St. Modwen Properties PLC	101,692	425,683
Staffline Group PLC (A)	1,328	495
Stagecoach Group PLC	189,614	160,142
SThree PLC	50,330	145,621
Stobart Group, Ltd.	92,179	59,485
Stock Spirits Group PLC	80,006	240,700
Stolt-Nielsen, Ltd.	9,140	78,355
Studio Retail Group PLC (A)	18,987	42,357
STV Group PLC	8,759	26,496
Subsea 7 SA (A)	77,848	451,165
Superdry PLC	17,005	28,125
Synthomer PLC	147,793	579,689
TalkTalk Telecom Group PLC	277,934	314,426
Tate & Lyle PLC	187,429	1,563,426
Tatton Asset Management PLC	9,513	29,115
TClarke PLC	22,432	27,696
Ted Baker PLC	15,431	29,286
Telecom Plus PLC	24,896	446,669
Telit Communications PLC (A)	27,359	42,732
TEN Entertainment Group PLC	5,425	12,074
The Go-Ahead Group PLC	18,544	250,002
The Gym Group PLC (D)	50,921	114,182
The Parkmead Group PLC (A)	14,125	5,515
The Restaurant Group PLC	80,676	61,160
The Vitec Group PLC	12,403	112,012
The Weir Group PLC	55,821	673,794
Thomas Cook Group PLC (A)(C)	415,078	0
Topps Tiles PLC	62,375	30,330
TORM PLC	17,318	144,764
TP ICAP PLC	277,113	1,170,275
Travis Perkins PLC	109,669	1,497,992
Trifast PLC	32,876	46,350
TT Electronics PLC	86,780	187,591
Tullow Oil PLC	630,952	178,474
Tyman PLC	19,791	46,490
U & I Group PLC	64,085	66,873
Ultra Electronics Holdings PLC	37,164	907,760
Urban & Civic PLC	46,480	133,812
Vectura Group PLC	364,754	411,773
Vertu Motors PLC	137,576	51,636
Vesuvius PLC	114,703	523,004
Victrex PLC	34,713	880,131
Virgin Money UK PLC (A)	258,771	285,939
Vistry Group PLC	86,959	826,221
Vivo Energy PLC (D)	80,368	76,281
Volex PLC	43,306	76,012
Volution Group PLC	45,509	93,295
Vp PLC	2,803	24,594
Watkin Jones PLC	52,982	111,239
WH Smith PLC	43,193	570,360
78	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
William Hill PLC	350,487	$583,282
Wilmington PLC	8,311	13,487
Wincanton PLC	52,353	122,019
Xaar PLC (A)	22,542	17,179
Young & Company's Brewery PLC, Class A	898	12,717
United States 0.5%		3,616,334
Alacer Gold Corp. (A)	165,039	1,028,460
Argonaut Gold, Inc. (A)	94,222	127,285
Burford Capital, Ltd.	9,672	53,000
Energy Fuels, Inc. (A)	20,569	35,555
Epsilon Energy, Ltd. (A)	9,600	27,552
GetSwift, Ltd. (A)	25,277	11,816
Invesque, Inc.	13,800	27,600
Kingsway Financial Services, Inc. (A)	2,175	4,850
Primo Water Corp.	10,378	124,847
Primo Water Corp. (Toronto Stock Exchange)	58,761	707,172
PureTech Health PLC (A)	55,461	176,847
REC Silicon ASA (A)(B)	120,455	37,099
Reliance Worldwide Corp., Ltd.	187,558	383,456
Samsonite International SA (D)	491,100	467,438
Sims, Ltd.	76,679	397,925

Sundance Energy, Inc. (A)	2,208	5,432
Preferred securities 0.4%		$2,378,270
(Cost $2,441,988)
Germany 0.4%		2,378,270
Biotest AG	8,385	185,419
Draegerwerk AG & Company KGaA	3,998	317,551
FUCHS PETROLUB SE	23,684	948,137
Jungheinrich AG	19,726	387,601
Sixt SE	6,477	357,432

STO SE & Company KGaA	1,172	134,484
Villeroy & Boch AG	3,600	47,646
Rights 0.0%		$51,275
(Cost $233,486)
Comvita, Ltd. (Expiration Date: 6-15-20; Strike Price: NZD 2.50) (A)	540	302
Hyve Group PLC (Expiration Date: 6-10-20; Strike Price: GBP 0.69) (A)	62,784	23,543
Meier Tobler Group AG (Expiration Date: 9-1-20; Strike Price: CHF 8.90) (A)	876	1,366
Panoramic Resources, Ltd. (Expiration Date: 6-15-20; Strike Price: AUD 0.07) (A)	204,114	2,857
Sky Network Television, Ltd. (Expiration Date: 6-10-20; Strike Price: NZD 0.12) (A)	1,246,154	23,207
Warrants 0.0%		$210
(Cost $0)
METabolic EXplorer SA (Expiration Date: 3-19-21; Strike Price: EUR 1.61) (A)	8,100	208
Tervita Corp. (Expiration Date: 7-19-20; Strike Price: CAD 18.75) (A)	671	2

	Yield (%)	Shares	Value
Short-term investments 4.2%			$31,205,534
(Cost $31,180,584)
Short-term funds 4.2%			31,205,534
John Hancock Collateral Trust (E)	0.3653(F)	3,116,907	31,205,534

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	79

Total investments (Cost $802,024,911) 103.0%	$759,294,711
Other assets and liabilities, net (3.0%)	(22,000,405)
Total net assets 100.0%	$737,294,306

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
NZD	New Zealand Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $27,903,832.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 5-31-20.
The fund had the following sector composition as a percentage of net assets on 5-31-20:
Industrials	22.8%
Financials	13.1%
Materials	12.9%
Consumer discretionary	12.4%
Information technology	9.7%
Consumer staples	6.2%
Health care	5.8%
Real estate	5.0%
Communication services	4.2%
Utilities	4.2%
Energy	2.5%
Short-term investments and other	1.2%
TOTAL	100.0%
80	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	60	Long	Jun 2020	$4,598,145	$5,173,500	$575,355
						$575,355
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	81

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$46,653,519	$614,322	$45,899,179	$140,018
Austria	11,505,075	—	11,505,075	—
Belgium	11,263,127	—	11,263,127	—
Bermuda	92,679	—	92,679	—
Canada	58,093,292	58,092,641	11	640
China	634,225	—	634,225	—
Colombia	30,343	30,343	—	—
Denmark	16,520,775	—	16,520,775	—
Faeroe Islands	14,205	—	14,205	—
Finland	18,992,101	—	18,992,101	—
France	26,933,945	—	26,924,808	9,137
Gabon	39,914	—	39,914	—
Georgia	295,563	—	295,563	—
Germany	43,519,007	—	43,519,007	—
Gibraltar	201,557	—	201,557	—
Greece	37	—	—	37
Greenland	23,178	—	23,178	—
82	|

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Guernsey, Channel Islands	$66,568	—	$66,568	—
Hong Kong	16,357,082	$17,857	16,180,122	$159,103
Ireland	3,528,890	—	3,525,326	3,564
Isle of Man	620,703	—	620,703	—
Israel	10,430,074	43,046	10,387,028	—
Italy	29,734,919	—	29,734,898	21
Japan	187,862,427	—	187,862,427	—
Jersey, Channel Islands	1,287,901	—	1,287,901	—
Liechtenstein	619,088	—	619,088	—
Luxembourg	3,020,928	—	3,020,928	—
Macau	252,224	—	252,224	—
Malaysia	409,824	—	409,824	—
Malta	458,307	—	458,307	—
Monaco	802,712	714,882	87,830	—
Netherlands	21,160,401	—	21,160,401	—
New Zealand	4,173,509	—	4,173,509	—
Norway	6,963,396	—	6,963,396	—
Peru	318,556	—	318,556	—
Philippines	9,987	—	9,987	—
Portugal	2,378,483	—	2,378,483	—
Russia	915,859	—	915,859	—
Singapore	10,077,390	—	9,922,907	154,483
South Africa	606,243	18,634	587,609	—
Spain	16,399,934	—	16,399,934	—
Sweden	24,204,383	—	24,204,383	—
Switzerland	49,024,365	—	49,024,365	—
United Arab Emirates	13,973	—	13,973	—
United Kingdom	95,532,420	—	95,518,887	13,533
United States	3,616,334	2,088,753	1,527,581	—
Preferred securities	2,378,270	—	2,378,270	—
Rights	51,275	—	51,275	—
Warrants	210	210	—	—
Short-term investments	31,205,534	31,205,534	—	—
Total investments in securities	$759,294,711	$92,826,222	$665,987,953	$480,536
Derivatives:
Assets
Futures	$575,355	$575,355	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,116,907	$40,254,443	$86,701,685	$(95,764,810)	$(308)	$14,524	$898,526	—	$31,205,534
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	83